UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22865

           Forethought Variable Insurance Trust
(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

                            Indianapolis, Indiana 46204
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
                         1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2021

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio1

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio2

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

1  Effective after the close of business on August 20, 2021, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio was reorganized into Global Atlantic Balanced Managed Risk Portfolio.

2  Effective after the close of business on August 20, 2021, Global Atlantic PIMCO Tactical Allocation Portfolio was reorganized into Global Atlantic Wellington Research Managed Risk Portfolio.

Dear Shareholders/Contract Owners:

Unlike the first half of 2020, which saw one of the most volatile periods in financial markets history, the six months ending June 30, 2021 (the "Period") were relatively calm. That said, the impact of the COVID-19 pandemic continues to be felt, as new variants develop, vaccine availability increases, and economic data remains inconsistent as the global economy slowly reopens. Following the March 2020 correction, volatility, as measured by the VIX, slowly declined and settled into the 20-25 range, compared to recent years where periods of benign volatility would be measured in the 10-15 range. This somewhat elevated level of volatility persisted through the first quarter of 2021. Furthermore, a pattern developed whereby brief spikes in volatility off this elevated base of 20-25 and generally only lasting a few days, would occur every few months as COVID-19 developments, economic data, and the U.S. election raised market fears. From June 2020 through May 2021, there were 11 such spikes, with the markets in each case moving rather quickly past its concerns.

The record recovery that occurred in 2020 continued into 2021 despite an environment of persistently high volatility highlighted by periodic spikes. Major domestic equity indices were up approximately 15-20% during the Period, led by the S&P Midcap 400 and Russell 2000 indices which were up 17.60% and 17.54%, respectively. The S&P 500 also posted strong performance, up 15.25% during the Period. This compares to meaningfully negative returns during the same period a year ago, particularly as it relates to the S&P Midcap 400 and Russell 2000 indices, as shown in the chart below. International large capitalization equities, as measured by the MSCI EAFE Index, were up 8.83% during the Period, compared to down -11.34% during the same period a year ago.

Fixed income markets, in contrast to equity markets, generally were negative during the Period as U.S. Treasury yields rose sharply. The U.S. 10-year Treasury yield began the year at 0.92%, peaked at 1.76% in March, before ending the Period at 1.47%. The U.S. 30-year Treasury yield started 2021 at 1.64%, climbed to 2.45% in March, before slowly declining to 2.09% at the end of the Period. While spreads on investment grade bonds tightened throughout the Period, this was not enough to offset the meaningful rise in U.S. government bond yields, as illustrated by the -1.60% return on the Bbg Barc US Agg in the chart above.

As the U.S. economy continues to open, economic data is expected to be directionally positive but potentially inconsistent given the emergence of the Delta COVID-19 variant and differing degrees of vaccination rates throughout the country. Furthermore, concerns regarding inflation and rising interest rates, while more muted as of the end of the Period than earlier this year, remain a general concern going forward. Globally the outlook is more uncertain given the relatively lower level of vaccine availability in some countries (for example, Brazil and India) combined with the rapid spread of the Delta COVID-19 variant. As a result, there are concerns that the economic recovery globally could slow until these issues improve.

Given the hardships endured over the past 18 months, we hope this shareholder letter finds you healthy and wish you all the best for the remainder of 2021 and beyond.

Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic American Funds® Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Balanced Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Conservative
Global Atlantic BlackRock Selects Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	S&P 500 Managed Risk Index – Moderate
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio[1]	S&P Global Managed Risk LargeMidCap Index – Conservative
Global Atlantic Growth Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive
Global Atlantic Moderate Growth Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic PIMCO Tactical Allocation Portfolio[2]	S&P Global Managed Risk LargeMidCap Index – Moderate
Global Atlantic Select Advisor Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate
Global Atlantic Wellington Research Managed Risk Portfolio	S&P 500 Managed Risk Index – Moderate Conservative

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

S&P Global Managed Risk LargeMidCap Index – Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 50% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 20% to the underlying bond index.

S&P 500 Managed Risk Index – Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

S&P 500 Managed Risk Index – Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

1  Effective after the close of business on August 20, 2021, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio was reorganized into Global Atlantic Balanced Managed Risk Portfolio.

2  Effective after the close of business on August 20, 2021, Global Atlantic PIMCO Tactical Allocation Portfolio was reorganized into Global Atlantic Wellington Research Managed Risk Portfolio.

Bloomberg Barclays US Aggregate Bond Index ("Bbg Barc US Agg"). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and Standard & Poor's. Effective August 24, 2021, "Barclays" will be removed from the index's name.

CBOE Volatility Index ("VIX"). An index that reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes.

MSCI EAFE Index ("MSCI EAFE"). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

Russell 2000 Index ("Russell 2000"). An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

S&P MidCap 400 Index ("S&P MidCap 400"). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

S&P 500 Index ("S&P 500"). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

Performance Summary

The Portfolio's performance figures for the periods ended June 30, 2021 as compared to its benchmarks:

			Annualized				Operating Expenses*
	Inception Date	Six Months Ended 6/30/21	One Year Ended 6/30/21	Three Years Ended 6/30/21	Five Years Ended 6/30/21	Since Inception 6/30/21	Gross Ratios	Net Ratios
Global Atlantic American Funds® Managed Risk Portfolio^
Class II	10/31/13	6.81%	20.52%	9.14%	9.00%	7.08%	1.67%	1.27%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		6.73%	18.20%	8.81%	8.69%	6.36%
Global Atlantic Balanced Managed Risk Portfolio^
Class II	10/31/13	5.42%	15.97%	7.73%	6.91%	5.73%	1.03%	1.03%
S&P Global Managed Risk LargeMidCap Index - Conservative[2]		5.35%	15.14%	8.15%	7.72%	5.92%
Global Atlantic BlackRock Selects Managed Risk Portfolio^^
Class II	10/31/13	6.64%	20.01%	8.53%	7.80%	4.53%	1.17%	1.17%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		6.73%	18.20%	8.81%	8.69%	6.36%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio^^^
Class II	4/30/14	7.51%	21.54%	10.04%	9.23%	7.00%	1.23%	1.20%
S&P 500 Managed Risk Index - Moderate[3]		8.97%	19.02%	10.59%	10.47%	8.61%
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio^^^^
Class II	4/30/15	5.85%	15.28%	8.44%	6.54%	4.84%	1.29%	1.23%
S&P Global Managed Risk LargeMidCap Index - Conservative[2]		5.35%	15.14%	8.15%	7.72%	5.76%
Global Atlantic Growth Managed Risk Portfolio^
Class II	4/30/14	8.86%	22.13%	8.56%	8.93%	5.93%	1.01%	0.98%
S&P Global Managed Risk LargeMidCap Index - Moderate Agressive[4]		9.54%	24.28%	10.03%	10.53%	6.99%
Global Atlantic Moderate Growth Managed Risk Portfolio^
Class II	4/30/14	7.21%	19.19%	8.26%	8.01%	6.12%	1.01%	1.01%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		6.73%	18.20%	8.81%	8.69%	6.23%
Global Atlantic PIMCO Tactical Allocation Portfolio^^^^
Class II	4/30/15	4.59%	12.78%	8.55%	7.86%	5.93%	1.42%	1.20%
S&P Global Managed Risk LargeMidCap Index - Moderate[5]		8.13%	21.12%	9.42%	9.60%	6.52%
Global Atlantic Select Advisor Managed Risk Portfolio^
Class II	10/31/13	8.67%	22.32%	9.17%	9.05%	7.03%	1.83%	1.21%
S&P Global Managed Risk LargeMidCap Index - Moderate[5]		8.13%	21.12%	9.42%	9.60%	6.74%

Performance Summary (Continued)

			Annualized				Operating Expenses*
	Inception Date	Six Months Ended 6/30/21	One Year Ended 6/30/21	Three Years Ended 6/30/21	Five Years Ended 6/30/21	Since Inception 6/30/21	Gross Ratios	Net Ratios
Global Atlantic Wellington Research Managed Risk Portfolio^^^^
Class II	10/31/13	6.89%	20.28%	10.41%	9.59%	8.15%	1.23%	1.22%
S&P 500 Managed Risk Index - Moderate Conservative[6]		7.57%	16.61%	10.01%	9.54%	8.31%

^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Fixed Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser.

^^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares,when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

*  The estimated operating expense ratios for Class II shares, as disclosed in the most recent prospectus dated May 1, 2021. Ratios include Acquired Fund Fees and Expenses indirectly incurred by the Portfolio, if applicable. Gross operating expense ratio reflects the ratio of expenses absent waivers and/or reimbursements by the Adviser. The operating expense ratios presented here may differ from the expense ratios disclosed in the Financial Highlights table in this report.

1  S&P Global Managed Risk LargeMidCap Index - Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

2  S&P Global Managed Risk LargeMidCap Index - Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 50% to the underlying bond index.

3  S&P 500 Managed Risk Index - Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

4  S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 20% to the underlying bond index.

5  S&P Global Managed Risk LargeMidCap Index - Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

6  S&P 500 Managed Risk Index - Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 95.6%
ASSET ALLOCATION FUND - 2.9%
American Funds Insurance Series - New World Fund, Class 1	202,422	$6,809,487
TOTAL ASSET ALLOCATION FUND		6,809,487
DEBT FUNDS - 33.4%
American Funds Insurance Series - Bond Fund, Class 1	4,601,560	52,043,643
American Funds Insurance Series - Capital World Bond Fund, Class 1	551,613	6,702,099
American Funds Insurance Series - High-Income Bond Fund, Class 1	657,604	6,819,356
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund, Class 1	1,159,463	13,588,911
TOTAL DEBT FUNDS		79,154,009
EQUITY FUNDS - 59.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund, Class 1	2,457,909	40,457,181
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,382,162	24,754,515
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	191,887	6,794,703
	Shares/ Principal	Fair Value
EQUITY FUNDS - 59.3% (Continued)
American Funds Insurance Series - Growth Fund, Class 1	216,017	$25,552,668
American Funds Insurance Series - Growth-Income Fund, Class 1	546,025	34,093,821
American Funds Insurance Series - International Growth and Income Fund, Class 1	439,938	8,935,136
TOTAL EQUITY FUNDS		140,588,024
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $177,611,059)		226,551,520
SHORT-TERM INVESTMENTS - 4.5%
MONEY MARKET FUNDS - 4.5%
Dreyfus Government Cash Management, 0.03% (a)	10,650,582	10,650,582
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a)	100,246	100,246
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,750,828)		10,750,828
TOTAL INVESTMENTS - 100.1% (Cost - $188,361,887)		$237,302,348
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(212,842)
TOTAL NET ASSETS - 100.0%		$237,089,506

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Variable Insurance Trusts	95.6%
Short-Term Investments	4.5%
Other Assets less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.1%
DEBT FUNDS - 43.5%
BlackRock Short Maturity Bond ETF	31,120	$1,561,135
iShares 10+ Year Investment Grade Corporate Bond ETF	46,857	3,289,361
iShares 1-3 Year Treasury Bond ETF	9,056	780,265
iShares 3-7 Year Treasury Bond ETF	47,919	6,254,867
iShares 5-10 Year Investment Grade Corporate Bond ETF	5,228	316,398
iShares 7-10 Year Treasury Bond ETF	8,536	985,823
iShares Core Total USD Bond Market ETF	108,502	5,803,772
iShares Fallen Angels USD Bond ETF	26,529	794,809
iShares MBS ETF	7,186	777,741
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	156,220	8,562,418
iShares U.S. Treasury Bond ETF	266,191	7,080,680
TOTAL DEBT FUNDS		36,207,269
EQUITY FUNDS - 51.6%
iShares Core MSCI EAFE ETF	64,210	4,806,761
iShares Core S&P 500 ETF	32,979	14,178,332
iShares Core S&P Mid-Cap ETF	11,477	3,084,214
iShares Core S&P Small-Cap ETF	38,645	4,366,112
iShares Global Financials ETF	9,650	748,937
iShares Global Tech ETF	1,585	534,969
iShares MSCI EAFE Growth ETF	11,105	1,191,344
iShares MSCI EAFE Value ETF	50,840	2,631,478
	Shares/ Principal	Fair Value
EQUITY FUNDS - 51.6% (Continued)
iShares MSCI USA Momentum Factor ETF	4,449	$771,590
iShares MSCI USA Value Factor ETF	15,860	1,666,252
iShares Trust iShares ESG Aware MSCI USA ETF	62,613	6,165,502
iShares U.S. Energy ETF	54,242	1,577,900
iShares, Inc. iShares ESG Aware MSCI EM ETF	25,915	1,170,062
TOTAL EQUITY FUNDS		42,893,453
TOTAL EXCHANGE TRADED FUNDS (Cost - $63,255,821)		79,100,722
SHORT-TERM INVESTMENTS - 5.0%
MONEY MARKET FUNDS - 5.0%
Dreyfus Government Cash Management, 0.03% (a)	3,067,328	3,067,328
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a)	1,105,636	1,105,636
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,172,964)		4,172,964
TOTAL INVESTMENTS - 100.1% (Cost - $67,428,785)		$83,273,686
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(71,744)
TOTAL NET ASSETS - 100.0%		$83,201,942

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	95.1%
Short-Term Investments	5.0%
Other Assets less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 73.6%
DEBT FUNDS - 25.2%
iShares 1-3 Year Treasury Bond ETF	217,244	$18,717,743
iShares 20+ Year Treasury Bond ETF	17,007	2,454,961
iShares 7-10 Year Treasury Bond ETF	51,316	5,926,485
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,845	2,397,654
iShares iBoxx High Yield Corporate Bond ETF	80,788	7,112,576
iShares JP Morgan USD Emerging Markets Bond ETF	31,496	3,542,040
iShares Short Treasury Bond ETF	190,858	21,087,900
TOTAL DEBT FUNDS		61,239,359
EQUITY FUNDS - 48.4%
iShares Core MSCI EAFE ETF	181,656	13,598,768
iShares Core MSCI Emerging Markets ETF	68,836	4,611,323
iShares Core S&P 500 ETF	11,053	4,751,906
iShares Core S&P Small-Cap ETF	41,208	4,655,680
iShares Core S&P U.S. Growth ETF	461,562	46,608,531
iShares Core S&P U.S. Value ETF	285,989	20,579,768
iShares Global Financials ETF	28,744	2,230,822
iShares MSCI Eurozone ETF	365,461	18,035,500
	Shares/ Principal	Fair Value
iShares U.S. Financial Services ETF	12,299	2,278,144
TOTAL EQUITY FUNDS		117,350,442
TOTAL EXCHANGE TRADED FUNDS (Cost - $149,699,674)		178,589,801
VARIABLE INSURANCE TRUSTS - 22.2%
ASSET ALLOCATION FUND - 22.2%
BlackRock Global Allocation VI Fund, Class I (Cost - $38,748,115)	2,592,634	$53,874,925
SHORT-TERM INVESTMENTS - 4.3%
MONEY MARKET FUNDS - 4.3%
Dreyfus Government Cash Management, 0.03% (a)	8,944,651	8,944,651
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a)	1,452,706	1,452,706
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,397,357)		10,397,357
TOTAL INVESTMENTS - 100.1% (Cost - $198,845,146)		$242,862,083
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(206,819)
TOTAL NET ASSETS - 100.0%		$242,655,264

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	73.6%
Variable Insurance Trusts	22.2%
Short-Term Investments	4.3%
Other Assets less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 71.8%
AEROSPACE & DEFENSE - 2.6%
General Dynamics Corp.	12,970	$2,441,732
Raytheon Technologies Corp.	58,055	4,952,672
		7,394,404
AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc., Class B	21,075	4,382,968
BANKS - 0.9%
JPMorgan Chase & Co.	16,750	2,605,295
BEVERAGES - 1.1%
PepsiCo, Inc.	20,800	3,081,936
BIOTECHNOLOGY - 0.7%
AbbVie, Inc.	17,510	1,972,326
BUILDING PRODUCTS - 1.4%
Johnson Controls International PLC	54,975	3,772,934
CAPITAL MARKETS - 0.8%
Nasdaq, Inc.	13,290	2,336,382
CHEMICALS - 7.3%
Air Products and Chemicals, Inc.	19,900	5,724,832
Albemarle Corp.	26,645	4,488,617
Ecolab, Inc.	14,200	2,924,774
Linde PLC	22,850	6,605,935
Sherwin-Williams Co. (The)	2,600	708,370
		20,452,528
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Cintas Corp.	9,540	3,644,280
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc.*	671	1,342
ELECTRICAL EQUIPMENT - 0.4%
nVent Electric PLC	38,670	1,208,051
ENERGY EQUIPMENT & SERVICES - 0.0%†
Weatherford International PLC*	1,897	34,525
FOOD & STAPLES RETAILING - 1.0%
Walmart, Inc.	19,900	2,806,298
FOOD PRODUCTS - 0.9%
McCormick & Co., Inc.	29,040	2,564,813
HEALTH CARE EQUIPMENT & SUPPLIES - 9.9%
Abbott Laboratories	35,875	4,158,989
Becton Dickinson and Co.	18,800	4,571,972
Medtronic PLC	43,500	5,399,655
Stryker Corp.	28,585	7,424,382
West Pharmaceutical Services, Inc.	17,000	6,104,700
		27,659,698
	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 1.8%
CVS Health Corp.	10,490	$875,286
UnitedHealth Group, Inc.	10,700	4,284,708
		5,159,994
HOTELS, RESTAURANTS & LEISURE - 1.2%
McDonald's Corp.	15,020	3,469,470
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Co.	28,166	2,291,304
Procter & Gamble Co. (The)	22,800	3,076,404
		5,367,708
INDUSTRIAL CONGLOMERATES - 6.0%
Carlisle Cos., Inc.	8,880	1,699,454
Honeywell International, Inc.	24,060	5,277,561
Roper Technologies, Inc.	20,640	9,704,928
		16,681,943
INSURANCE - 0.5%
Erie Indemnity Co., Class A	7,500	1,450,125
IT SERVICES - 4.6%
Accenture PLC, Class A	27,000	7,959,330
Visa, Inc., Class A	21,520	5,031,806
		12,991,136
MACHINERY - 2.5%
Donaldson Co., Inc.	21,029	1,335,973
Dover Corp.	21,500	3,237,900
Pentair PLC	34,170	2,306,133
		6,880,006
MULTILINE RETAIL - 2.1%
Target Corp.	24,800	5,995,152
OIL, GAS & CONSUMABLE FUELS - 1.5%
Chevron Corp.	13,700	1,434,938
EOG Resources, Inc.	19,700	1,643,768
Exxon Mobil Corp.	17,200	1,084,976
		4,163,682
PHARMACEUTICALS - 1.9%
Johnson & Johnson	22,100	3,640,754
Pfizer, Inc.	39,000	1,527,240
		5,167,994
ROAD & RAIL - 1.0%
Norfolk Southern Corp.	10,500	2,786,805
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
Analog Devices, Inc.	39,971	6,881,407
Texas Instruments, Inc.	37,200	7,153,560
		14,034,967

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SOFTWARE - 6.5%
Microsoft Corp.	66,735	$18,078,512
SPECIALTY RETAIL - 2.9%
Lowe's Cos., Inc.	22,200	4,306,134
Ross Stores, Inc.	30,200	3,744,800
		8,050,934
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
NIKE, Inc., Class B	32,740	5,058,003
TRADING COMPANIES & DISTRIBUTORS - 0.7%
WW Grainger, Inc.	4,570	2,001,660
TOTAL COMMON STOCKS (Cost - $88,804,022)		201,255,871
CORPORATE BONDS AND NOTES - 7.9%
AEROSPACE & DEFENSE - 0.2%
Lockheed Martin Corp., 4.70%, 5/15/46	$300,000	396,885
Northrop Grumman Corp., 5.25%, 5/1/50	100,000	140,551
		537,436
AGRICULTURE - 0.1%
Altria Group, Inc., 3.40%, 5/6/30	250,000	263,930
AIRLINES - 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	100,000	107,959
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	200,000	214,991
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26 (a)	150,000	161,250
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	48,525	51,436
United Airlines, Inc., 4.38%, 4/15/26 (a)	100,000	103,500
		639,136
AUTO PARTS & EQUIPMENT - 0.1%
Aptiv Corp., 4.15%, 3/15/24	200,000	217,014
BANKS - 1.0%
Banco Santander SA, 2.75%, 12/3/30	200,000	198,366
Bank of America Corp.
3.50%, 4/19/26	500,000	550,369
2.59%, (SOFR + 2.15%), 4/29/31 (b)	100,000	103,208
Citigroup, Inc., 2.57%, (SOFR + 2.11%), 6/3/31 (b)	100,000	102,913
HSBC Holdings PLC
2.85%, (SOFR + 2.39%), 6/4/31 (b)	200,000	207,783
2.36%, (SOFR + 1.95%), 8/18/31 (b)	200,000	200,358
JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31 (b)	400,000	474,183
Morgan Stanley, 3.88%, 1/27/26	500,000	559,035
	Shares/ Principal	Fair Value
BANKS - 1.0% (Continued)
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27 (a),(b)	$200,000	$199,604
UniCredit SpA, 1.98%, (US 1 Year CMT T-Note + 1.20%), 6/3/27 (a),(b)	200,000	199,341
		2,795,160
BEVERAGES - 0.1%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	122,912
BIOTECHNOLOGY - 0.0%†
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	50,000	47,430
CHEMICALS - 0.2%
Alpek SAB de CV, 3.25%, 2/25/31 (a)	200,000	201,502
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	200,000	207,984
Westlake Chemical Corp., 3.38%, 6/15/30	50,000	53,866
Yara International ASA, 3.15%, 6/4/30 (a)	100,000	107,086
		570,438
COMMERCIAL SERVICES - 0.0%†
Nielsen Finance LLC / Nielsen Finance Co., 4.75%, 7/15/31 (a)	100,000	100,250
COMPUTERS - 0.0%†
Presidio Holdings, Inc., 8.25%, 2/1/28 (a)	100,000	108,750
COSMETICS & PERSONAL CARE - 0.1%
Avon Products, Inc., 6.50%, 3/15/23	135,000	145,176
Oriflame Investment Holding PLC, 5.13%, 5/4/26 (a)	200,000	205,060
		350,236
ELECTRIC - 1.2%
Calpine Corp., 5.13%, 3/15/28 (a)	100,000	101,875
Colbun SA, 3.15%, 3/6/30 (a)	200,000	203,750
Dominion Energy, Inc.
3.90%, 10/1/25	200,000	221,231
3.38%, 4/1/30	100,000	109,000
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	139,524
Duke Energy Corp., 3.75%, 9/1/46	100,000	106,884
EDP Finance BV
3.63%, 7/15/24 (a)	200,000	214,744
1.71%, 1/24/28 (a)	200,000	198,277
Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%), 7/29/69 (a),(b)	400,000	418,500
Enel Finance International NV, 3.50%, 4/6/28 (a)	200,000	219,160

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ELECTRIC - 1.2% (Continued)
Exelon Corp., 4.05%, 4/15/30	$200,000	$228,013
InterGen NV, 7.00%, 6/30/23 (a)	200,000	198,500
Israel Electric Corp. Ltd., 4.25%, 8/14/28 (a)	200,000	223,904
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (a)	100,000	101,500
PacifiCorp, 6.10%, 8/1/36	100,000	140,671
Southern Co. (The), 3.25%, 7/1/26	300,000	325,379
Talen Energy Supply LLC, 7.25%, 5/15/27 (a)	100,000	93,306
Vistra Operations Co. LLC, 4.38%, 5/1/29 (a)	100,000	100,500
		3,344,718
ELECTRONICS - 0.1%
Flex Ltd., 4.88%, 5/12/30	200,000	232,316
FLIR Systems, Inc., 2.50%, 8/1/30	50,000	50,432
		282,748
FOOD - 0.3%
B&G Foods, Inc., 5.25%, 9/15/27	100,000	104,154
Bimbo Bakeries USA, Inc., 4.00%, 5/17/51 (a)	200,000	214,927
Cencosud SA, 4.38%, 7/17/27 (a)	200,000	218,652
JBS Finance Luxembourg Sarl, 3.63%, 1/15/32 (a)	200,000	199,938
Kraft Heinz Foods Co., 3.88%, 5/15/27	100,000	109,607
		847,278
FOREST PRODUCTS & PAPER - 0.1%
Suzano Austria GmbH, 3.13%, 1/15/32	200,000	197,830
HEALTHCARE-PRODUCTS - 0.0%†
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	101,965
HEALTHCARE-SERVICES - 0.3%
Anthem, Inc., 4.65%, 1/15/43	100,000	124,677
Centene Corp., 3.00%, 10/15/30	100,000	102,728
CHS/Community Health Systems, Inc., 5.63%, 3/15/27 (a)	100,000	106,500
DaVita, Inc., 4.63%, 6/1/30 (a)	100,000	102,646
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	152,907
Orlando Health Obligated Group, 3.78%, 10/1/28	35,000	38,873
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	256,033
		884,364
HOME BUILDERS - 0.0%†
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25 (a)	100,000	103,625
	Shares/ Principal		Fair Value
INSURANCE - 0.4%
Aflac, Inc., 3.60%, 4/1/30		$100,000	$112,762
Arch Capital Group Ltd., 3.64%, 6/30/50		200,000	215,318
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (a)		300,000	350,753
Metropolitan Life Global Funding I, 2.95%, 4/9/30 (a)		150,000	161,205
Radian Group, Inc., 4.88%, 3/15/27		200,000	217,500
			1,057,538
INTERNET - 0.3%
Alibaba Group Holding Ltd., 4.40%, 12/6/57		200,000	240,001
Netflix, Inc.
5.38%, 11/15/29 (a)		100,000	121,460
4.88%, 6/15/30 (a)		100,000	118,930
Tencent Holdings Ltd., 2.39%, 6/3/30 (a)		200,000	199,470
			679,861
LEISURE TIME - 0.1%
NCL Corp. Ltd., 5.88%, 3/15/26 (a)		200,000	209,500
TUI Cruises GmbH, 6.50%, 5/15/26 (a)	EUR	100,000	123,092
			332,592
LODGING - 0.2%
Boyd Gaming Corp., 4.75%, 6/15/31 (a)		100,000	103,903
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26 (a)		200,000	201,973
Las Vegas Sands Corp., 3.90%, 8/8/29		100,000	106,559
Studio City Finance Ltd., 5.00%, 1/15/29 (a)		200,000	201,804
			614,239
MACHINERY-CONSTRUCTION & MINING - 0.1%
Caterpillar, Inc.
2.60%, 4/9/30		50,000	53,421
3.25%, 4/9/50		100,000	110,632
			164,053
MACHINERY-DIVERSIFIED - 0.0%†
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25		50,000	53,194
MEDIA - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31		200,000	204,064
Comcast Corp., 3.15%, 2/15/28		200,000	219,670
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26 (a)		100,000	64,870
Univision Communications, Inc., 5.13%, 2/15/25 (a)		100,000	102,020
			590,624

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MULTI-NATIONAL - 0.1%
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (a)	$200,000	$222,494
OIL & GAS - 0.4%
Aker BP ASA, 4.00%, 1/15/31 (a)	200,000	219,383
BP Capital Markets America, Inc., 3.94%, 9/21/28	100,000	114,099
Continental Resources, Inc./Ok, 5.75%, 1/15/31 (a)	200,000	239,560
Exxon Mobil Corp., 2.61%, 10/15/30	100,000	105,514
Harvest Operations Corp., 4.20%, 6/1/23 (a)	100,000	106,452
Occidental Petroleum Corp., 6.13%, 1/1/31	100,000	117,375
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	77,320
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29 (a)	100,000	101,750
Total Capital International SA, 3.46%, 2/19/29	100,000	111,417
		1,192,870
OIL & GAS SERVICES - 0.0%†
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc., 4.49%, 5/1/30	50,000	59,029
PACKAGING & CONTAINERS - 0.2%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	51,169
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25 (a)	100,000	98,000
Plastipak Holdings, Inc., 6.25%, 10/15/25 (a)	100,000	102,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.00%, 10/15/27 (a)	100,000	99,307
WRKCo, Inc., 3.00%, 6/15/33	50,000	52,412
		403,138
PHARMACEUTICALS - 0.3%
AbbVie, Inc.
2.95%, 11/21/26	100,000	107,568
3.20%, 11/21/29	100,000	108,710
4.55%, 3/15/35	100,000	121,271
Bayer US Finance II LLC, 4.38%, 12/15/28 (a)	100,000	114,663
Cigna Corp., 4.38%, 10/15/28	150,000	174,600
CVS Health Corp., 4.78%, 3/25/38	100,000	122,837
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 4/1/29 (a)	100,000	98,000
Prestige Brands, Inc., 3.75%, 4/1/31 (a)	100,000	96,413
		944,062
	Shares/ Principal	Fair Value
PIPELINES - 0.6%
Cheniere Energy, Inc., 4.63%, 10/15/28 (a)	$100,000	$105,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29 (a)	100,000	104,750
Enable Midstream Partners LP, 4.95%, 5/15/28	100,000	114,585
Energy Transfer LP, 4.75%, 1/15/26	100,000	112,597
Enterprise Products Operating LLC
3.13%, 7/31/29	100,000	107,996
4.45%, 2/15/43	100,000	118,365
MPLX LP, 4.88%, 6/1/25	100,000	112,915
Rattler Midstream LP, 5.63%, 7/15/25 (a)	100,000	105,125
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	400,000	462,103
TransCanada PipeLines Ltd.
4.25%, 5/15/28	100,000	114,954
4.88%, 5/15/48	200,000	252,949
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	54,630
		1,766,469
REITS - 0.1%
National Retail Properties, Inc., 4.30%, 10/15/28	300,000	339,932
RETAIL - 0.2%
Dollar Tree, Inc., 4.20%, 5/15/28	200,000	228,333
Murphy Oil USA, Inc., 4.75%, 9/15/29	100,000	105,000
Walmart, Inc., 3.55%, 6/26/25	100,000	110,359
		443,692
SEMICONDUCTORS - 0.1%
SK Hynix, Inc., 2.38%, 1/19/31 (a)	200,000	194,969
SOFTWARE - 0.0%†
Fiserv, Inc., 2.65%, 6/1/30	100,000	103,646
TELECOMMUNICATIONS - 0.3%
Altice France SA, 5.50%, 1/15/28 (a)	200,000	207,540
CommScope Technologies LLC, 5.00%, 3/15/27 (a)	100,000	102,375
T-Mobile USA, Inc.
3.88%, 4/15/30	300,000	334,962
3.30%, 2/15/51	100,000	99,835
		744,712
TEXTILES - 0.1%
Mohawk Industries, Inc., 3.63%, 5/15/30	200,000	219,157
TRANSPORTATION - 0.1%
CSX Corp., 4.10%, 3/15/44	100,000	117,532
FedEx Corp., 4.05%, 2/15/48	200,000	229,731
		347,263

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal		Fair Value
TRUCKING & LEASING - 0.1%
DAE Funding LLC, 1.55%, 8/1/24 (a)		$200,000	$199,594
TOTAL CORPORATE BONDS AND NOTES (Cost - $20,955,429)			22,188,348
U.S. TREASURY SECURITIES - 6.3%
U.S. Treasury Note
0.13%, 11/30/22		700,000	699,535
0.13%, 1/15/24		600,000	596,367
1.13%, 2/28/25		750,000	763,887
0.25%, 6/30/25		900,000	884,320
0.25%, 7/31/25		1,100,000	1,079,590
0.25%, 8/31/25		500,000	490,098
0.25%, 9/30/25		1,900,000	1,860,590
0.38%, 11/30/25		2,065,000	2,028,620
0.38%, 12/31/25		3,475,000	3,410,522
0.75%, 5/31/26		300,000	298,430
U.S. Treasury Bond
1.13%, 5/15/40		465,000	401,825
1.13%, 8/15/40		895,000	770,504
3.13%, 11/15/41		265,000	316,095
2.50%, 5/15/46††		915,000	991,881
2.25%, 8/15/46		485,000	501,805
2.75%, 8/15/47		150,000	170,684
2.75%, 11/15/47		265,000	301,800
3.13%, 5/15/48		100,000	122,012
3.00%, 8/15/48		330,000	394,208
2.88%, 5/15/49		100,000	117,156
2.25%, 8/15/49		100,000	103,652
1.25%, 5/15/50		590,000	482,072
2.38%, 5/15/51		170,000	181,661
U.S. Treasury Inflation Indexed Bond, 3.63%, 4/15/28		544,873	734,983
TOTAL U.S. TREASURY SECURITIES (Cost - $17,508,738)			17,702,297
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.6%
Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	EUR	250,000	296,753
AMMC CLO 21 Ltd., 2.28%, (3 Month US Libor + 2.10%), 11/2/30 (a),(b)		300,000	298,703
AMMC CLO XI Ltd., 2.09%, (3 Month US Libor + 1.90%), 4/30/31 (a),(b)		400,000	396,990
Antares CLO 2018-1 Ltd., 1.84%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)		250,000	246,015
BlueMountain Fuji Eur CLO V DAC, 1.55%, (3 Month EUR Libor + 1.55%), 1/15/33 (a),(b)	EUR	250,000	296,860
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)		58,550	59,449
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.6% (Continued)
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(c)	$103,397	$107,725
Carlyle GMS Finance MM CLO 2015-1 LLC, 2.38%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)	250,000	244,475
CARLYLE US CLO 2017-4 Ltd., 2.98%, (3 Month US Libor + 2.80%), 1/15/30 (a),(b)	200,000	194,343
Cent CLO 21 Ltd., 3.38%, (3 Month US Libor + 3.20%), 7/27/30 (a),(b)	250,000	246,901
CF Hippolyta LLC
1.69%, 7/15/60 (a)	95,438	96,343
1.53%, 3/15/61 (a)	100,000	100,715
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(c)	50,436	51,458
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(c)	47,759	48,675
DBCG 2017-BBG Mortgage Trust, 0.77%, (1 Month US Libor + 0.70%), 6/15/34 (a),(b)	160,000	160,000
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.56%, 9/10/35 (a),(c)	250,000	272,760
Ellington CLO III Ltd., 1.84%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)	237,220	234,626
Fannie Mae Connecticut Avenue Securities
5.34%, (1 Month US Libor + 5.25%), 10/25/23 (b)	83,789	87,608
4.49%, (1 Month US Libor + 4.40%), 1/25/24 (b)	125,505	128,784
2.69%, (1 Month US Libor + 2.60%), 5/25/24 (b)	150,690	151,574
2.69%, (1 Month US Libor + 2.60%), 5/25/24 (b)	135,633	136,921
2.99%, (1 Month US Libor + 2.90%), 7/25/24 (b)	104,525	106,378
3.09%, (1 Month US Libor + 3.00%), 7/25/24 (b)	218,628	220,281
4.99%, (1 Month US Libor + 4.90%), 11/25/24 (b)	158,160	163,208
4.09%, (1 Month US Libor + 4.00%), 5/25/25 (b)	59,524	60,830
4.09%, (1 Month US Libor + 4.00%), 5/25/25 (b)	30,330	30,572
5.09%, (1 Month US Libor + 5.00%), 7/25/25 (b)	83,153	85,372
5.09%, (1 Month US Libor + 5.00%), 7/25/25 (b)	29,819	30,089
6.09%, (1 Month US Libor + 6.00%), 9/25/28 (b)	347,513	366,953
4.34%, (1 Month US Libor + 4.25%), 1/25/29 (b)	183,118	191,265
4.54%, (1 Month US Libor + 4.45%), 1/25/29 (b)	91,678	95,837

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal		Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.6% (Continued)
3.74%, (1 Month US Libor + 3.65%), 9/25/29 (b)		$184,212	$191,230
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)		149,669	148,743
Freddie Mac Structured Agency Credit Risk Debt Notes
4.09%, (1 Month US Libor + 4.00%), 8/25/24 (b)		153,385	156,642
3.99%, (1 Month US Libor + 3.90%), 12/25/27 (b)		166,973	169,654
4.79%, (1 Month US Libor + 4.70%), 4/25/28 (b)		215,137	222,625
5.64%, (1 Month US Libor + 5.55%), 7/25/28 (b)		505,844	531,198
4.74%, (1 Month US Libor + 4.65%), 10/25/28 (b)		341,416	356,784
5.24%, (1 Month US Libor + 5.15%), 11/25/28 (b)		210,754	220,861
3.64%, (1 Month US Libor + 3.55%), 8/25/29 (b)		418,227	432,776
2.44%, (1 Month US Libor + 2.35%), 4/25/30 (b)		179,311	183,158
Halcyon Loan Advisors Funding 2018-1 Ltd., 1.99%, (3 Month US Libor + 1.80%), 7/21/31 (a),(b)		170,000	170,000
Holland Park CLO DAC, 0.92%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	EUR	500,000	593,467
Invitation Homes 2017-SFR2 Trust, 0.93%, (1 Month US Libor + 0.85%), 12/17/36 (a),(b)		142,784	142,734
LCM XXV Ltd., 2.49%, (3 Month US Libor + 2.30%), 7/20/30 (a),(b)		440,000	437,754
Madison Park Euro Funding VIII DAC
0.95%, (3 Month EUR Libor + 0.95%), 4/15/32 (a),(b)	EUR	600,000	712,467
1.70%, (3 Month EUR Libor + 1.70%), 4/15/32 (a),(b)	EUR	250,000	296,816
Madison Park Funding XXII Ltd., 2.18%, (3 Month US Libor + 2.00%), 1/15/33 (a),(b)		250,000	250,069
Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(c)		42,826	42,826
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(c)		156,356	162,296
Neuberger Berman Loan Advisers CLO 27 Ltd., 1.28%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)		649,000	646,158
Octagon Investment Partners 33 Ltd., 2.94%, (3 Month US Libor + 2.75%), 1/20/31 (a),(b)		100,000	99,108
Octagon Investment Partners 35 Ltd., 1.29%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)		500,000	496,930
	Shares/ Principal		Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.6% (Continued)
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(c)		$41,073	$41,372
Provident Funding Mortgage Trust 2020-1, 3.00%, 2/25/50 (a),(c)		23,114	23,083
Strata CLO I Ltd., 2.38%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)		200,000	198,645
TICP CLO VI Ltd., 1.30%, (3 Month US Libor + 1.12%), 1/15/34 (a),(b)		300,000	299,660
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(c)		63,185	64,077
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(c)		85,162	86,155
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(c)		64,071	65,040
Voya CLO 2014-1 Ltd., 2.99%, (3 Month US Libor + 2.80%), 4/18/31 (a),(b)		200,000	189,625
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $12,796,915)			12,840,416
AGENCY MORTGAGE BACKED SECURITIES - 3.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.5%
Fannie Mae Pool, 3.00%, 11/1/48		734,653	771,597
Federal National Mortgage Association
2.00%, 7/1/36 (d)		1,950,000	2,011,852
2.50%, 7/1/51 (d)		4,790,000	4,956,153
Ginnie Mae II Pool
2.00%, 6/20/51		988,000	1,008,037
2.50%, 6/20/51		924,350	958,046
			9,705,685
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $9,645,448)			9,705,685
EXCHANGE TRADED FUNDS - 1.1%
DEBT FUNDS - 1.1%
Invesco Senior Loan ETF (Cost - $3,031,630)		136,000	3,012,400
SOVEREIGN DEBTS - 0.9%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25 (a)		200,000	186,120
Colombia Government International Bond, 5.00%, 6/15/45		200,000	212,582
Dominican Republic International Bond, 8.90%, 2/15/23 (a)	DOP	8,000,000	147,195
Indonesia Government International Bond, 4.35%, 1/8/27 (a)		200,000	226,332
Iraq International Bond, 5.80%, 1/15/28 (a)		218,750	211,595
Mexico Government International Bond, 4.50%, 4/22/29		200,000	226,192
Panama Government International Bond, 3.75%, 4/17/26 (a)		70,000	75,453

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal		Fair Value
SOVEREIGN DEBTS - 0.9% (Continued)
Peruvian Government International Bond, 2.78%, 1/23/31		$200,000	$203,594
Republic of Belarus International Bond, 7.63%, 6/29/27 (a)		200,000	194,432
Republic of South Africa Government International Bond, 5.88%, 6/22/30		200,000	228,164
Russian Foreign Bond - Eurobond, 4.88%, 9/16/23 (a)		200,000	217,250
Turkey Government International Bond, 5.25%, 3/13/30		200,000	189,609
Ukraine Government International Bond, 7.38%, 9/25/32 (a)		200,000	210,186
Uruguay Government International Bond, 3.70%, 6/26/37	UYU	5,898,730	151,687
TOTAL SOVEREIGN DEBTS (Cost - $2,703,809)			2,680,391
MUNICIPAL BONDS - 0.7%
California Health Facilities Financing Authority
2.93%, 6/1/32		45,000	48,200
2.98%, 6/1/33		40,000	42,745
3.03%, 6/1/34		30,000	32,029
City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32		160,000	200,690
Commonwealth Financing Authority, 2.99%, 6/1/42		325,000	333,736
County of Broward FL Airport System Revenue, 3.48%, 10/1/43		50,000	52,245
Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49		135,000	142,915
Gilroy Unified School District, 3.36%, 8/1/47		100,000	103,196
Greenville City School District, 3.54%, 1/1/51		110,000	112,667
Massachusetts School Building Authority, 3.40%, 10/15/40		85,000	91,309
Metropolitan Transportation Authority, 4.00%, 11/15/45		95,000	110,895
New York State Dormitory Authority, 3.14%, 7/1/43		45,000	46,526
Salt Lake City Corp., 3.10%, 4/1/38		40,000	42,165
San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27		90,000	99,452
State of Illinois, 5.10%, 6/1/33		120,000	141,101
State of New Jersey, 3.00%, 6/1/32		110,000	124,933
Texas State University System
2.94%, 3/15/33		35,000	37,211
3.29%, 3/15/40		30,000	31,203
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41		80,000	83,835
Utah Transit Authority, 3.44%, 12/15/42		60,000	63,228
TOTAL MUNICIPAL BONDS (Cost - $1,845,339)			1,940,281
	Shares/ Principal	Fair Value
TERM LOANS - 0.7%
24 Hour Fitness Worldwide, Inc., 1.19%, (3 Months US Libor + 1.00%), 12/29/25 (b)	$30,127	$26,393
Adient US LLC, 3.60%, (1 Months US Libor + 3.50%), 4/10/28 (b)	30,000	29,991
ADMI Corp.
3.75%, (1 Months US Libor + 3.25%), 12/23/27 (b)	4,086	4,037
4.25%, (1 Months US Libor + 3.75%), 12/23/27 (b)	3,847	3,840
Alliant Holdings Intermediate LLC
3.35%, (1 Months US Libor + 3.25%), 5/9/25 (b)	38,413	37,976
0.00%, 11/5/27 (e)	1,386	1,387
Amentum Government Services Holdings LLC, 5.50%, (3 Months US Libor + 4.75%), 1/29/27 (b)	9,975	10,047
American Airlines, Inc., 5.50%, (3 Months US Libor + 4.75%), 4/20/28 (b)	6,131	6,387
American Trailer World Corp., 0.00%, 3/3/28 (e)	5,400	5,390
AqGen Ascensus, Inc., 0.00%, 5/22/28 (e)	9,079	9,051
Arches Buyer, Inc., 3.75%, (1 Months US Libor + 3.25%), 12/6/27 (b)	6,454	6,433
AssuredPartners, Inc.
0.00%, 2/12/27 (e)	2,551	2,553
3.60%, (1 Months US Libor + 3.50%), 2/12/27 (b)	29,599	29,431
Astoria Energy LLC, 4.50%, (3 Months US Libor + 3.50%), 12/10/27 (b)	1,245	1,242
Asurion LLC
3.10%, (1 Months US Libor + 3.00%), 11/3/23 (b)	16,617	16,524
3.34%, (1 Months US Libor + 3.25%), 12/23/26 (b)	9,139	9,030
3.35%, (1 Months US Libor + 3.25%), 7/31/27 (b)	8,442	8,343
5.35%, (1 Months US Libor + 5.25%), 1/31/28 (b)	354	357
athenahealth, Inc., 4.41%, (3 Months US Libor + 4.25%), 2/11/26 (b)	23,116	23,166
Atlas Purchaser, Inc., 6.00%, (3 Months US Libor + 5.25%), 5/6/28 (b)	12,212	11,968
Aveanna Healthcare LLC.
0.00%, 7/15/28 (e)	1,145	1,145
4.25%, (3 Months US Libor + 3.75%), 7/15/28 (b)	4,922	4,924
Avis Budget Car Rental LLC, 2.36%, (1 Months US Libor + 2.25%), 8/6/27 (b)	85,076	83,269
Banijay Entertainment SAS, 3.84%, (1 Months US Libor + 3.75%), 3/1/25 (b)	18,824	18,745
Barracuda Networks, Inc., 3.90%, (3 Months US Libor + 3.75%), 2/12/25 (b)	6,466	6,479
Bausch Health Companies, Inc., 3.10%, (1 Months US Libor + 3.00%), 6/2/25 (b)	35,486	35,322

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
TERM LOANS - 0.7% (Continued)
Blackboard, Inc., 7.00%, (3 Months US Libor + 6.00%), 6/30/24 (b)	$23,829	$23,888
BWay Holding Co., 3.35%, (3 Months US Libor + 3.25%), 4/3/24 (b)	29,640	28,904
Caesars Resort Collection LLC, 2.85%, (1 Months US Libor + 2.75%), 12/23/24 (b)	29,089	28,824
CCI Buyer, Inc., 4.75%, (3 Months US Libor + 4.00%), 12/17/27 (b)	1,302	1,303
Cengage Learning, Inc.
5.25%, (3 Months US Libor + 4.25%), 6/7/23 (b)	9,922	9,927
0.00%, 6/29/26 (e)	9,948	9,954
Charter Next Generation, Inc., 0.00%, 12/1/27 (e)	1,761	1,763
Citadel Securities LP, 2.60%, (3 Months US Libor + 2.50%), 2/2/28 (b)	9,975	9,865
City Brewing Co., LLC, 4.25%, (3 Months US Libor + 3.50%), 4/5/28 (b)	7,407	7,435
Clarios Global LP, 3.35%, (1 Months US Libor + 3.25%), 4/30/26 (b)	18,219	18,036
Clear Channel Outdoor Holdings, Inc., 3.69%, (3 Months US Libor + 3.50%), 8/21/26 (b)	9,899	9,656
CNT Holdings I Corp., 4.50%, (1 Months US Libor + 3.75%), 11/8/27 (b)	1,793	1,793
Commscope, Inc., 3.35%, (1 Months US Libor + 3.25%), 4/6/26 (b)	29,549	29,380
Conair Holdings LLC, 4.25%, (3 Months US Libor + 3.75%), 5/17/28 (b)	10,000	10,020
Coty, Inc., 2.33%, (1 Months US Libor + 2.25%), 4/7/25 (b)	95,428	91,738
CPC Acquisition Corp., 4.50%, (3 Months US Libor + 3.75%), 12/29/27 (b)	13,203	13,166
CSC Holdings LLC, 2.32%, (1 Months US Libor + 2.25%), 7/17/25 (b)	36,465	35,918
Cushman & Wakefield U.S. Borrower, LLC., 2.85%, (3 Months US Libor + 2.75%), 8/21/25 (b)	9,950	9,852
Cyanco Intermediate 2 Corp., 3.59%, (1 Months US Libor + 3.50%), 3/16/25 (b)	12,595	12,440
DCert Buyer, Inc., 4.10%, (1 Months US Libor + 4.00%), 10/16/26 (b)	19,750	19,758
Delta Air Lines, Inc., 4.75%, (3 Months US Libor + 3.75%), 10/20/27 (b)	5,518	5,826
Dun & Bradstreet Corp. (The), 3.35%, (1 Months US Libor + 3.25%), 2/6/26 (b)	963	958
Dynasty Acquisition Co., Inc.
3.65%, (3 Months US Libor + 3.50%), 4/6/26 (b)	80,141	78,003
3.65%, (3 Months US Libor + 3.50%), 4/6/26 (b)	43,113	41,963
Edelman Financial Center, 4.50%, (1 Months US Libor + 3.75%), 4/7/28 (b)	20,000	20,014
	Shares/ Principal	Fair Value
TERM LOANS - 0.7% (Continued)
eResearch Technology, Inc., 5.50%, (1 Months US Libor + 4.50%), 2/4/27 (b)	$2,168	$2,177
Evergreen AcqCo 1 LP, 6.50%, (3 Months US Libor + 5.75%), 4/21/28 (b)	6,123	6,172
First Brands Group, LLC, 6.00%, (3 Months US Libor + 5.00%), 3/30/27 (b)	19,698	19,903
First Eagle Holdings, Inc., 2.65%, (3 Months US Libor + 2.50%), 2/1/27 (b)	15,675	15,450
Global Tel Link Corp., 4.35%, (1 Months US Libor + 4.25%), 11/29/25 (b)	38,815	35,576
Gray Television, Inc., 2.59%, (1 Months US Libor + 2.50%), 1/2/26 (b)	35,504	35,314
Great Outdoors Group, LLC, 5.00%, (3 Months US Libor + 4.25%), 3/6/28 (b)	24,546	24,608
Greeneden US Holdings II LLC, 4.75%, (1 Months US Libor + 4.00%), 12/1/27 (b)	9,654	9,671
Harbor Freight Tools USA, Inc., 3.75%, (1 Months US Libor + 3.25%), 10/19/27 (b)	12,737	12,728
Heartland Dental LLC, 4.07%, (1 Months US Libor + 4.00%), 4/30/25 (b)	2,812	2,805
Hercules Achievement, Inc., 4.50%, (1 Months US Libor + 3.50%), 12/16/24 (b)	85,346	83,283
Highline AfterMarket Acquisition LLC, 5.25%, (3 Months US Libor + 4.50%), 11/9/27 (b)	6,905	6,919
Hilton Grand Vacations Borrower LLC, 0.00%, 5/22/28 (e)	18,000	18,006
Hyland Software, Inc., 4.25%, (1 Months US Libor + 3.50%), 7/1/24 (b)	7,405	7,411
Icon Luxembourg Sarl., 3.00%, (3 Months US Libor + 2.50%), 6/16/28 (b)	5,017	5,024
Idera, Inc., 4.50%, (1 Months US Libor + 3.75%), 3/2/28 (b)	10,430	10,424
IGT Holding IV AB, 4.25%, (3 Months US Libor + 3.75%), 3/31/28 (b)	16,442	16,483
Illuminate Sub Co., 4.00%, (1 Months US Libor + 3.50%), 6/30/28 (b)	1,990	1,987
Ineos US Petrochem, LLC, 3.25%, (3 Months US Libor + 2.75%), 1/29/26 (b)	7,530	7,504
IRB Holding Corp., 4.25%, (3 Months US Libor + 3.25%), 12/15/27 (b)	6,589	6,585
Ivanti Software, Inc., 5.75%, (3 Months US Libor + 4.75%), 12/1/27 (b)	9,975	9,976
Jane Street Group, LLC, 2.85%, (1 Months US Libor + 2.75%), 1/26/28 (b)	8,597	8,551
Jazz Financing Lux Sarl, 4.00%, (1 Months US Libor + 3.50%), 5/5/28 (b)	3,827	3,837
JBS USA LUX SA, 2.10%, (1 Months US Libor + 2.00%), 5/1/26 (b)	36,654	36,520
Jeffries Finance LLC, 3.13%, (1 Months US Libor + 3.00%), 6/3/26 (b)	7,954	7,912
Kenan Advantage Group, Inc. (The), 4.50%, (1 Months US Libor + 3.75%), 3/24/26 (b)	52,266	52,282

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
TERM LOANS - 0.7% (Continued)
Kuehg Corp., 4.75%, (3 Months US Libor + 3.75%), 2/21/25 (b)	$40,000	$39,329
Logmein, Inc., 4.83%, (1 Months US Libor + 4.75%), 8/31/27 (b)	32,702	32,641
Lummus Technology Holdings, LLC, 3.60%, (1 Months US Libor + 3.50%), 6/30/27 (b)	3,579	3,555
Madison IAQ LLC, 0.00%, 6/16/28 (e)	4,406	4,406
Magenta Buyer LLC, 5.75%, (1 Months US Libor + 5.00%), 5/3/28 (b)	6,406	6,400
MH Sub I, LLCMH Sub I, LLC, 4.75%, (1 Months US Libor + 3.75%), 9/13/24 (b)	4,381	4,388
Michaels Companies, Inc. (The), 5.00%, (3 Months US Libor + 4.25%), 4/15/28 (b)	10,000	10,036
Milano Acquisition Corp., 4.75%, (3 Months US Libor + 4.00%), 10/1/27 (b)	28,614	28,679
Numericable U.S. LLC, 4.15%, (3 Months US Libor + 4.00%), 8/14/26 (b)	9,843	9,817
Osmosis Debt Merger Sub, Inc.
0.00%, 6/16/28 (e)	7,591	7,610
0.00%, 6/16/28 (e)	949	951
Pathway Vet Alliance LLC, 3.85%, (1 Months US Libor + 3.75%), 3/31/27 (b)	19,425	19,366
Peraton Corp., 4.50%, (1 Months US Libor + 3.75%), 2/1/28 (b)	13,452	13,480
Perforce Software, Inc., 3.85%, (1 Months US Libor + 3.75%), 7/1/26 (b)	5,351	5,305
PetsMart, LLC, 4.50%, (3 Months US Libor + 3.75%), 2/11/28 (b)	3,544	3,545
Phoenix Guarantor, Inc., 3.34%, (1 Months US Libor + 3.25%), 3/5/26 (b)	22,454	22,262
Pitney Bowes, Inc., 4.11%, (1 Months US Libor + 4.00%), 3/17/28 (b)	37,484	37,425
Playtika Holding Corp., 2.85%, (1 Months US Libor + 2.75%), 3/13/28 (b)	4,258	4,236
Pluto Acquisition I, Inc., 0.00%, 6/20/26 (e)	4,463	4,463
Polaris Newco LLC, 4.50%, (1 Months US Libor + 4.00%), 6/2/28 (b)	13,310	13,342
Precisely Software Incorporated, 0.00%, 5/28/28 (e)	3,703	3,696
Prime Security Services Borrower, LLC, 3.50%, (1 Year US Libor + 2.75%), 9/23/26 (b)	17,916	17,896
Quest Software U.S. Holdings, Inc., 4.44%, (3 Months US Libor + 4.25%), 5/16/25 (b)	19,847	19,820
Radiate Holdco LLC, 4.25%, (1 Months US Libor + 3.50%), 9/25/26 (b)	3,361	3,362
Raptor Acquisition Corp., 4.75%, (1 Months US Libor + 4.00%), 11/1/26 (b)	3,718	3,722
Rent-A-Center, Inc., 4.75%, (1 Months US Libor + 4.00%), 2/17/28 (b)	2,375	2,375
Rocket Software, Inc., 0.00%, 11/28/25 (e)	9,276	9,092
Russell Investments U.S. Institutional Holdco, Inc., 4.50%, (3 Months US Libor + 3.50%), 5/30/25 (b)	15,000	14,902
	Shares/ Principal	Fair Value
TERM LOANS - 0.7% (Continued)
SCIH Salt Holdings, Inc., 4.75%, (3 Months US Libor + 4.00%), 3/16/27 (b)	$10,622	$10,640
Sedgwick Claims Management Services, Inc., 3.35%, (1 Months US Libor + 3.25%), 12/31/25 (b)	9,949	9,837
Sparta U.S. HoldCo LLC, 4.25%, (1 Months US Libor + 3.50%), 4/30/28 (b)	4,700	4,701
Staples, Inc., 5.18%, (3 Months US Libor + 5.00%), 4/16/26 (b)	19,558	19,033
Surf Holdings SARL, 3.63%, (3 Months US Libor + 3.50%), 3/5/27 (b)	31,122	30,900
Thor Industries, Inc., 3.13%, (1 MonthsUS Libor + 3.00%), 2/1/26 (b)	56,011	55,941
TIBCO Software, Inc., 3.86%, (1 Months US Libor + 3.75%), 6/30/26 (b)	19,800	19,731
Tiger Acquisition LLC, 3.75%, (3 Months US Libor + 3.25%), 6/1/28 (b)	22,500	22,437
Tory Burch LLC, 4.00%, (1 Months US Libor + 3.50%), 4/17/28 (b)	3,947	3,933
Truck Hero, Inc., 4.50%, (1 Months US Libor + 3.75%), 1/29/28 (b)	2,176	2,175
U.S. Renal Care, Inc., 0.00%, 6/26/26 (e)	15,361	15,415
U.S. Silica Co., 5.00%, (1 Months US Libor + 4.00%), 5/1/25 (b)	9,948	9,494
UKG Inc., 4.00%, (3 Months US Libor + 3.25%), 5/4/26 (b)	5,214	5,217
United Airlines, Inc., 4.50%, (3 Months US Libor + 3.75%), 4/21/28 (b)	9,975	10,097
Univision Communications, Inc., 4.75%, (1 Months US Libor + 3.75%), 3/15/26 (b)	14,668	14,684
USIC Holdings, Inc., 4.25%, (1 Months US Libor + 3.50%), 5/5/28 (b)	4,345	4,334
Ventia Finco Pty Ltd., 5.00%, (3 Months US Libor + 4.00%), 5/21/26 (b)	40,912	40,963
Veritas US Inc., 6.00%, (3 Months US Libor + 5.00%), 9/1/25 (b)	14,996	15,075
Verscend Holding Corp., 4.10%, (1 Months US Libor + 4.00%), 8/27/25 (b)	9,873	9,889
Vertical Midco Gmbh, 4.48%, (3 Months US Libor + 4.25%), 7/30/27 (b)	15,701	15,707
Virgin Media Bristol LLC, 3.35%, (3 Months US Libor + 3.25%), 1/31/29 (b)	3,042	3,038
Waystar Technologies, Inc., 4.10%, (1 Months US Libor + 4.00%), 10/22/26 (b)	19,750	19,765
Woof Holdings, Inc., 4.50%, (3 Months US Libor + 3.75%), 12/21/27 (b)	2,362	2,360
Zayo Group Holdings, Inc., 3.10%, (1 Months US Libor + 3.00%), 3/9/27 (b)	26,791	26,491
TOTAL TERM LOANS (Cost - $2,068,218)		2,078,880

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
PREFERRED STOCKS - 0.0%†
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)	1,589	$4,171
SHORT-TERM INVESTMENTS - 4.9%
MONEY MARKET FUNDS - 4.9%
Dreyfus Government Cash Management, 0.03% (f)	9,987,946	9,987,946
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (f)	3,654,223	3,654,223
TOTAL SHORT-TERM INVESTMENTS (Cost - $13,642,169)		13,642,169
TOTAL INVESTMENTS - 102.4% (Cost - $173,003,862)		$287,050,909
OTHER ASSETS LESS LIABILITIES - NET (2.4)%		(6,681,505)
TOTAL NET ASSETS - 100.0%		$280,369,404

*  Non-income producing security.

†  Represents less than 0.05%.

††  A portion of this investment is held as collateral for derivative investments.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2021, these securities amounted to $19,403,065 or 6.9% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(d)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(e)  The loan will settle after June 30, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(f)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

DOP - Dominican Peso

EUR - EURO

Libor - London Interbank Offer Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

UYU - Uruguayan Peso

Holdings by Asset Class	% of Net Assets
Common Stocks	71.8%
Corporate Bonds and Notes	7.9%
U.S. Treasury Securities	6.3%
Asset Backed and Commercial Backed Securities	4.6%
Agency Mortgage Backed Securities	3.5%
Exchange Traded Funds	1.1%
Sovereign Debts	0.9%
Term Loans	0.7%
Municipal Bonds	0.7%
Short-Term Investments	4.9%
Other Assets less Liabilities - Net	(2.4)%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 2 Year Note Future	JP Morgan Securities LLC	22	9/30/2021	$4,847,047	$(8,250)
U.S. 5 Year Note Future	JP Morgan Securities LLC	41	9/30/2021	5,060,617	(15,839)
U.S. Ultra Bond Future	JP Morgan Securities LLC	7	9/21/2021	1,348,813	51,242
					27,153
SHORT FUTURES CONTRACTS
U.S. 10 Year Note Future	JP Morgan Securities LLC	14	9/21/2021	1,855,000	(3,356)
U.S. Long Bond Future	JP Morgan Securities LLC	2	9/21/2021	321,500	(2,250)
					(5,606)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$21,547
See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

INTEREST RATE SWAPTIONS PURCHASED
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Citibank NA	Call - IRS Swaption	Receive 3 month US Libor	Pays 1.94%	09/03/21	$1,700,000	$1,841	$18,870	$(17,029)
Citibank NA	Call - IRS Swaption	Pays 3 months US Libor	Receives 0.90%	09/16/21	4,700,000	13,130	24,792	(11,662)
Deutsche Bank	Call - IRS Swaption	Receive 3 month US Libor	Pays 2.09%	09/27/21	1,700,000	1,971	19,550	(17,579)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$16,942	$63,212	$(46,270)

*  The Fund may receive or pay a variable rate.

INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Citibank NA	Put - IRS Swaption	Receive 3 month US Libor	Pays 1.39%	09/16/21	$4,700,000	$(5,607)	$(24,323)	$18,716
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(5,607)	$(24,323)	$18,716

*  The Fund may receive or pay a variable rate.

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	US-CPI	1.91%	01/14/29	$500,000	$29,241	$-	$29,241
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$29,241	$-	$29,241
CURRENCY SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation
Citibank NA	Quarterly	3 Month US Libor + 1.25%	3 Month Euribor + 1.10%	10/30/21	$555,000	$(37,036)	$-	$(37,036)
Citibank NA	Quarterly	3 Month US Libor + 1.25%	3 Month Euribor + 1.05%	11/22/21	552,500	(39,699)	-	(39,699)
Citibank NA	Quarterly	3 Month US Libor + 1.17%	3 Month Euribor + 1.05%	12/20/21	943,500	(64,114)	-	(64,114)
TOTAL NET UNREALIZED DEPRECIATION ON CURRENCY SWAPS							$-	$(140,849)

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Nabors Industries, Inc.	Quarterly	Sell	-	1.00%	CCC-	12/20/21	$170,000	$1,912	$1,163	$749
Citibank NA	American Airlines Group, Inc.	Quarterly	Buy	5.00%	-	CCC	12/20/21	100,000	1,716	(3,160)	4,876
Citibank NA	Avon Products, Inc.	Quarterly	Sell	-	5.00%	BB-	03/20/23	135,000	(8,812)	(6,752)	(2,060)
Citibank NA	Nabors Industries, Inc.	Quarterly	Buy	1.00%	-	CCC-	12/20/23	170,000	(14,287)	(12,563)	(1,724)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	-	NR	12/20/23	1,050,000	12,560	5,259	7,301
Citibank NA	Royal Caribbean Cruises Ltd.	Quarterly	Buy	5.00%	-	B	12/20/25	100,000	7,597	(2,661)	10,258
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	-	B-	12/20/25	100,000	(9,332)	(13,971)	4,639
JP Morgan	Macy's Retail Holdings LLC	Quarterly	Buy	1.00%	-	B	12/20/25	100,000	(6,568)	(16,659)	10,091
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	-	NR	12/20/25	80,000	4,164	(474)	4,638
JP Morgan	United Airlines Holdings, Inc.	Quarterly	Buy	5.00%	-	B	12/20/25	15,000	1,025	17	1,008
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	-	NR	06/20/26	80,000	4,195	1,393	2,802
JP Morgan	Nordstrom, Inc.	Quarterly	Buy	1.00%	-	BB+	06/20/26	100,000	(5,570)	(4,961)	(609)
Citibank NA	Nordstrom, Inc.	Quarterly	Buy	1.00%	-	BB+	06/20/26	100,000	(5,571)	(6,465)	894
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(16,971)	$(59,834)	$42,863

*  Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR - Not rated.

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/07/21	JP Morgan Chase Bank	67,760,000	JPY	657,007	USD	$(46,470)
07/07/21	JP Morgan Chase Bank	618,811	USD	67,760,000	JPY	8,275
07/08/21	JP Morgan Chase Bank	60,000	CAD	47,019	USD	1,433
07/08/21	JP Morgan Chase Bank	46,974	USD	60,000	CAD	(1,479)
07/28/21	JP Morgan Chase Bank	213,000	AUD	164,047	USD	(4,114)
07/28/21	JP Morgan Chase Bank	182,500,000	KRW	165,054	USD	(3,023)
07/28/21	JP Morgan Chase Bank	220,000	SGD	165,663	USD	(2,007)
09/17/21	JP Morgan Chase Bank	1,000,000	CNH	151,796	USD	2,114
09/28/21	JP Morgan Chase Bank	965,000	TRY	101,686	USD	4,367
11/17/21	Deutsche Bank	1,277,000,000	IDR	87,556	USD	(472)
11/17/21	JP Morgan Chase Bank	1,062,000,000	IDR	72,835	USD	(413)
12/14/21	JP Morgan Chase Bank	143,781	USD	120,000	EUR	943
12/16/21	JP Morgan Chase Bank	162,371	USD	200,000	CAD	839
12/29/21	JP Morgan Chase Bank	25,530,000	JPY	230,246	USD	257
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(39,750)

AUD - Australian Dollar

CAD - Canadian Dollar

CNH - Chinese Offshore Yuan

EUR - Euro

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

SGD - Singapore Dollar

TRY - Turkish Lira

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES - 42.6%
U.S. Treasury Note, 1.63%, 8/15/29 (Cost - $14,999,994)	$14,760,000	$15,107,667
EXCHANGE TRADED FUNDS - 38.6%
DEBT FUNDS - 10.0%
BlackRock Short Maturity Bond ETF	35,357	1,773,684
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	19,450	1,779,092
TOTAL DEBT FUNDS		3,552,776
EQUITY FUNDS - 28.6%
iShares Core S&P 500 ETF	7,936	3,411,845
SPDR S&P 500 ETF Trust	7,863	3,365,836
	Shares/ Principal	Fair Value
Vanguard S&P 500 ETF	8,621	3,392,536
TOTAL EQUITY FUNDS		10,170,217
TOTAL EXCHANGE TRADED FUNDS (Cost - $9,298,132)		13,722,993
SHORT-TERM INVESTMENTS - 14.8%
MONEY MARKET FUNDS - 14.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a) (Cost - $5,251,568)	5,251,568	$5,251,568
TOTAL INVESTMENTS - 96.0% (Cost - $29,549,694)		$34,082,228
OTHER ASSETS LESS LIABILITIES - NET 4.0%		1,406,030
TOTAL NET ASSETS - 100.0%		$35,488,258

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Securities	42.6%
Exchange Traded Funds	38.6%
Short-Term Investments	14.8%
Other Assets less Liabilities - Net	4.0%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
E-Mini Russell 2000 Future	Credit Suisse	19	9/17/2021	$2,192,410	$(21,725)
EURO STOXX 50 Future	Credit Suisse	45	9/17/2021	2,164,238	(42,832)
FTSE 100 Index Future	Credit Suisse	11	9/17/2021	1,060,754	(17,455)
S&P 500 E-Mini Future	Credit Suisse	11	9/17/2021	2,358,730	24,288
S&P MID 400 E-Mini Future	Credit Suisse	12	9/17/2021	3,230,880	(64,455)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(122,179)

See accompanying notes to financial statements.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.5%
DEBT FUNDS - 14.7%
BlackRock Short Maturity Bond ETF	$39,642	$1,988,641
iShares 10+ Year Investment Grade Corporate Bond ETF	81,759	5,739,482
iShares 3-7 Year Treasury Bond ETF	30,463	3,976,335
iShares 7-10 Year Treasury Bond ETF	33,003	3,811,517
iShares Core Total USD Bond Market ETF	236,654	12,658,622
iShares MBS ETF	36,548	3,955,590
iShares Short Treasury Bond ETF	31,998	3,535,459
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	137,869	7,556,600
iShares U.S. Treasury Bond ETF	714,800	19,013,680
TOTAL DEBT FUNDS		62,235,926
EQUITY FUNDS - 80.8%
iShares Core MSCI EAFE ETF	473,589	35,452,873
iShares Core S&P 500 ETF	298,799	128,459,666
iShares Core S&P Mid-Cap ETF	96,180	25,846,451
iShares Core S&P Small-Cap ETF	189,508	21,410,614
iShares Global Financials ETF	48,857	3,791,792
iShares Global Tech ETF	14,368	4,849,487
iShares MSCI EAFE Growth ETF	112,875	12,109,230
iShares MSCI EAFE Value ETF	273,123	14,136,846
	Shares/ Principal	Fair Value
iShares MSCI USA Momentum Factor ETF	22,635	3,925,588
iShares MSCI USA Value Factor ETF	143,193	15,043,857
iShares Trust iShares ESG Aware MSCI USA ETF	627,079	61,748,469
iShares U.S. Energy ETF	339,553	9,877,597
iShares, Inc. iShares ESG Aware MSCI EM ETF	117,164	5,289,955
TOTAL EQUITY FUNDS		341,942,425
TOTAL EXCHANGE TRADED FUNDS (Cost - $272,861,900)		404,178,351
SHORT-TERM INVESTMENTS - 4.7%
MONEY MARKET FUNDS - 4.7%
Dreyfus Government Cash Management, 0.03% (a)	14,825,939	$14,825,939
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a)	5,056,956	5,056,956
TOTAL SHORT-TERM INVESTMENTS (Cost - $19,882,895)		19,882,895
TOTAL INVESTMENTS - 100.2% (Cost - $292,744,795)		$424,061,246
OTHER ASSETS LESS LIABILITIES - NET (0.2)%		(839,942)
TOTAL NET ASSETS - 100.0%		$423,221,304

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	95.5%
Short-Term Investments	4.7%
Other Assets less Liabilities - Net	(0.2)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 94.9%
DEBT FUNDS - 29.3%
BlackRock Short Maturity Bond ETF	$21,608	$1,083,965
iShares 10+ Year Investment Grade Corporate Bond ETF	39,342	2,761,808
iShares 3-7 Year Treasury Bond ETF	47,251	6,167,673
iShares 7-10 Year Treasury Bond ETF	11,240	1,298,108
iShares Core Total USD Bond Market ETF	196,852	10,529,614
iShares Fallen Angels USD Bond ETF	23,085	691,627
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	160,631	8,804,185
iShares U.S. Treasury Bond ETF	415,109	11,041,899
TOTAL DEBT FUNDS		42,378,879
EQUITY FUNDS - 65.6%
iShares Core MSCI EAFE ETF	130,931	9,801,495
iShares Core S&P 500 ETF	73,064	31,411,675
iShares Core S&P Mid-Cap ETF	26,076	7,007,403
iShares Core S&P Small-Cap ETF	80,344	9,077,265
iShares Global Financials ETF	16,678	1,294,380
iShares Global Tech ETF	3,827	1,291,689
iShares MSCI EAFE Growth ETF	25,718	2,759,027
iShares MSCI EAFE Value ETF	101,312	5,243,909
	Shares/ Principal	Fair Value
iShares MSCI USA Momentum Factor ETF	7,709	1,336,972
iShares MSCI USA Value Factor ETF	39,023	4,099,756
iShares Trust iShares ESG Aware MSCI USA ETF	166,847	16,429,424
iShares U.S. Energy ETF	106,874	3,108,965
iShares, Inc. iShares ESG Aware MSCI EM ETF	46,730	2,109,859
TOTAL EQUITY FUNDS		94,971,819
TOTAL EXCHANGE TRADED FUNDS (Cost - $102,311,051)		137,350,698
SHORT-TERM INVESTMENTS - 4.8%
MONEY MARKET FUNDS - 4.8%
Dreyfus Government Cash Management, 0.03% (a)	5,042,470	$5,042,470
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a)	1,863,267	1,863,267
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,905,737)		6,905,737
TOTAL INVESTMENTS - 99.7% (Cost - $109,216,788)		$144,256,435
OTHER ASSETS LESS LIABILITIES - NET 0.3%		371,089
TOTAL NET ASSETS - 100.0%		$144,627,524

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	94.9%
Short-Term Investments	4.8%
Other Assets less Liabilities - Net	0.3%
100.0%

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 30.1%
EQUITY FUNDS - 30.1%
iShares MSCI EAFE ETF	56,331	$4,443,389
SPDR S&P 500 ETF Trust	10,469	4,481,360
TOTAL EXCHANGE TRADED FUNDS (Cost - $5,862,322)		8,924,749
U.S. TREASURY SECURITIES - 23.6%
U.S. Treasury Note
1.13%, 8/31/21	$700,000	701,253
2.00%, 12/31/21	100,000	100,957
1.88%, 3/31/22	1,400,000	1,418,703
1.88%, 4/30/22	500,000	507,383
0.13%, 1/15/24	500,000	496,973
2.00%, 6/30/24	300,000	313,758
0.38%, 4/30/25	100,000	98,957
2.13%, 5/15/25	110,000	116,179
1.88%, 7/31/26	100,000	104,957
1.75%, 12/31/26	100,000	104,289
1.50%, 2/15/30	300,000	303,187
U.S. Treasury Bond
1.38%, 11/15/40	800,000	719,000
1.88%, 2/15/41	1,100,000	1,078,000
4.38%, 5/15/41	100,000	140,563
3.13%, 11/15/41	80,000	95,425
2.88%, 11/15/46	100,000	116,117
2.75%, 11/15/47	25,000	28,472
3.13%, 5/15/48	140,000	170,816
2.00%, 2/15/50	180,000	176,941
1.38%, 8/15/50	70,000	59,052
U.S. Treasury Strip Principal, 0.00%, 5/15/50 (a)	300,000	162,186
TOTAL U.S. TREASURY SECURITIES (Cost - $7,004,188)		7,013,168
AGENCY MORTGAGE BACKED SECURITIES - 13.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.0%
Federal National Mortgage Association
1.50%, 7/1/36 (b)	100,000	101,219
4.00%, 7/1/51 (b)	1,200,000	1,278,187
2.00%, 8/1/51 (b)	1,100,000	1,109,797
3.00%, 8/1/51 (b)	600,000	625,266
4.00%, 8/1/51 (b)	700,000	746,320
		3,860,789
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $3,869,041)		3,860,789
CORPORATE BONDS AND NOTES - 12.9%
AEROSPACE & DEFENSE - 0.2%
Boeing Co. (The), 3.60%, 5/1/34	20,000	21,103
Spirit AeroSystems, Inc., 3.95%, 6/15/23	50,000	50,275
		71,378
	Shares/ Principal		Fair Value
AIRLINES - 0.5%
American Airlines 2013-1 Class A Pass Through Trust, 4.00%, 7/15/25		21,055	$20,476
American Airlines 2019-1 Class A Pass Through Trust, 3.50%, 2/15/32		9,459	9,128
JetBlue 2020-1 Class A Pass-Through Trust, 4.00%, 11/15/32		9,673	10,672
Spirit Airlines Pass-Through Trust 2015-1A, 4.10%, 4/1/28		34,197	35,745
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28		81,532	85,934
			161,955
AUTO MANUFACTURERS - 0.2%
Nissan Motor Acceptance Corp., 2.00%, 3/9/26 (c)		60,000	60,332
BANKS - 2.8%
Banco La Hipotecaria SA, 4.75%, 11/15/22 (c)		100,000	101,230
Bank of America Corp. 1.73%, (SOFR + 0.96%), 7/22/27 (d)		60,000	60,488
3.42%, (3 Month US Libor + 1.04%), 12/20/28 (d)		11,000	11,985
2.65%, (SOFR + 1.22%), 3/11/32 (d)		30,000	30,844
Citigroup, Inc., 3.67%, (3 Month US Libor + 1.39%), 7/24/28 (d)		100,000	110,346
Deutsche Bank AG, 1.75%, (3 Month EURIBOR + 2.05%), 11/19/30 (d)	EUR	100,000	125,240
Goldman Sachs Group, Inc. (The), 3.21%, (SOFR + 1.51%), 4/22/42 (d)		30,000	31,417
HSBC Holdings PLC, 1.75%, (Sterling Overnight Interbank Average Rate + 1.31%), 7/24/27 (d)	GBP	100,000	139,651
JPMorgan Chase & Co. 2.07%, (SOFR + 1.02%), 6/1/29 (d)		10,000	10,081
2.58%, (SOFR + 1.25%), 4/22/32 (d)		70,000	71,984
Natwest Group PLC, 2.88%, (1 Year ICE GBP Swap + 1.49%), 9/19/26 (d)		100,000	146,825
			840,091
BIOTECHNOLOGY - 0.0%†
Illumina, Inc., 2.55%, 3/23/31		10,000	10,162
CHEMICALS - 0.1%
Syngenta Finance NV, 3.13%, 3/28/22		30,000	30,482
COMPUTERS - 0.4%
Dell International LLC / EMC Corp., 5.30%, 10/1/29		100,000	120,772
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Ally Financial, Inc., 8.00%, 11/1/31		20,000	28,806
Aviation Capital Group LLC, 4.13%, 8/1/25 (c)		30,000	32,411
Avolon Holdings Funding Ltd., 4.38%, 5/1/26 (c)		40,000	43,504

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 0.6% (Continued)
OneMain Finance Corp., 3.50%, 1/15/27	$40,000	$40,300
Stifel Financial Corp., 4.00%, 5/15/30	20,000	22,174
		167,195
ELECTRIC - 1.5%
Alabama Power Co., 1.45%, 9/15/30	30,000	28,657
CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51	10,000	10,968
Entergy Corp.
2.80%, 6/15/30	20,000	20,846
2.40%, 6/15/31	10,000	10,000
Entergy Louisiana LLC, 3.10%, 6/15/41	20,000	21,125
FirstEnergy Corp., 2.25%, 9/1/30	50,000	48,000
Indiana Michigan Power Co., 3.25%, 5/1/51	20,000	20,976
NRG Energy, Inc., 2.45%, 12/2/27 (c)	10,000	10,072
Pacific Gas and Electric Co.
1.37%, 3/10/23	80,000	80,003
4.25%, 3/15/46	50,000	47,570
Rochester Gas and Electric Corp., 1.85%, 12/1/30 (c)	40,000	39,066
San Diego Gas & Electric Co., 1.70%, 10/1/30	40,000	38,630
Southern California Edison Co.
4.65%, 10/1/43	20,000	23,007
4.00%, 4/1/47	50,000	52,632
		451,552
ELECTRONICS - 0.1%
Flex Ltd., 4.88%, 6/15/29	30,000	34,633
GAS - 0.2%
CenterPoint Energy Resources Corp., 0.63%, (3 Month US Libor + 0.50%), 3/2/23 (d)	10,000	10,002
Washington Gas Light Co., 3.80%, 9/15/46	30,000	33,847
		43,849
HEALTHCARE-PRODUCTS - 0.1%
Boston Scientific Corp., 2.65%, 6/1/30	30,000	31,062
HEALTHCARE-SERVICES - 0.2%
Adventist Health System/West, 2.43%, 9/1/24	40,000	41,090
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	20,322
		61,412
INSURANCE - 0.6%
Fairfax Financial Holdings Ltd., 4.63%, 4/29/30	50,000	57,340
Fidelity National Financial, Inc., 3.40%, 6/15/30	50,000	53,879
First American Financial Corp., 4.00%, 5/15/30	50,000	55,656
		166,875
	Shares/ Principal	Fair Value
INTERNET - 0.2%
Alphabet, Inc., 2.25%, 8/15/60	$10,000	$8,859
Expedia Group, Inc., 2.95%, 3/15/31	40,000	40,606
		49,465
LODGING - 0.1%
Hyatt Hotels Corp., 3.13%, (3 Month US Libor + 3.00%), 9/1/22 (d)	30,000	30,114
MACHINERY-DIVERSIFIED - 0.2%
Westinghouse Air Brake Technologies Corp., 4.40%, 3/15/24	40,000	43,342
MEDIA - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 2/15/28	100,000	110,371
2.30%, 2/1/32	10,000	9,621
		119,992
MINING - 0.0%†
FMG Resources August 2006 Pty Ltd., 4.38%, 4/1/31 (c)	10,000	10,675
MISCELLANEOUS MANUFACTURING - 0.1%
Textron, Inc., 2.45%, 3/15/31	20,000	20,040
OIL & GAS - 0.4%
Diamondback Energy, Inc., 2.88%, 12/1/24	30,000	31,686
Equinor ASA, 3.13%, 4/6/30	40,000	43,583
Santos Finance Ltd., 3.65%, 4/29/31 (c)	30,000	30,740
		106,009
PHARMACEUTICALS - 0.3%
Bayer US Finance II LLC, 2.75%, 7/15/21 (c)	100,000	100,078
PIPELINES - 1.1%
Enterprise Products Operating LLC, 3.20%, 2/15/52	50,000	49,636
NGPL PipeCo LLC, 4.88%, 8/15/27 (c)	10,000	11,459
ONEOK Inc., 4.35%, 3/15/29	100,000	112,982
Rockies Express Pipeline LLC, 4.80%, 5/15/30 (c)	40,000	40,076
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	112,226
		326,379
REITS - 1.1%
American Campus Communities Operating Partnership LP, 2.85%, 2/1/30	40,000	41,205
Boston Properties LP, 2.55%, 4/1/32	10,000	10,074
CubeSmart LP, 3.00%, 2/15/30	40,000	41,946
GLP Capital LP / GLP Financing II Inc., 5.38%, 4/15/26	40,000	46,040
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26 (c)	20,000	20,150
Host Hotels & Resorts LP, 4.00%, 6/15/25	10,000	10,824

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
REITS - 1.1% (Continued)
Hudson Pacific Properties LP, 4.65%, 4/1/29	$100,000	$115,091
Weyerhaeuser Co., 4.00%, 4/15/30	40,000	45,561
		330,891
RETAIL - 0.0%†
1011778 BC ULC / New Red Finance, Inc., 3.88%, 1/15/28 (c)	10,000	10,125
SEMICONDUCTORS - 0.5%
Broadcom, Inc., 4.30%, 11/15/32	50,000	57,005
Marvell Technology, Inc., 4.20%, 6/22/23 (c)	20,000	21,260
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 6/18/26(c)	50,000	55,399
		133,664
SOFTWARE - 0.4%
Activision Blizzard, Inc., 2.50%, 9/15/50	10,000	8,984
Fair Isaac Corp., 4.00%, 6/15/28 (c)	30,000	31,010
Fidelity National Information Services, Inc., 1.65%, 3/1/28	10,000	9,952
MSCI, Inc., 3.63%, 11/1/31 (c)	10,000	10,257
Oracle Corp., 1.65%, 3/25/26	60,000	60,863
		121,066
TELECOMMUNICATIONS - 0.6%
AT&T, Inc.
2.55%, 12/1/33 (c)	35,000	34,722
3.65%, 6/1/51	20,000	20,981
Level 3 Financing, Inc., 3.88%, 11/15/29 (c)	30,000	32,131
Motorola Solutions, Inc., 2.30%, 11/15/30	10,000	9,831
Sprint Corp., 7.25%, 9/15/21	30,000	30,443
T-Mobile USA, Inc.
2.25%, 2/15/26 (c)	10,000	10,075
3.50%, 4/15/31	50,000	51,730
		189,913
TOTAL CORPORATE BONDS AND NOTES (Cost - $3,697,470)		3,843,503
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.9%
Aames Mortgage Investment Trust 2006-1, 0.57%, (1 Month US Libor + 0.48%), 4/25/36 (d)	183,778	160,316
ACE Securities Corp Home Equity Loan Trust Series 2002-HE2, 1.37%, (1 Month US Libor + 1.28%), 8/25/32 (d)	6,975	6,631
Alternative Loan Trust 2005-14, 0.51%, (1 Month US Libor + 0.42%), 5/25/35 (d)	41,272	36,945
Alternative Loan Trust 2005-J12, 0.63%, (1 Month US Libor + 0.54%), 8/25/35 (d)	20,615	11,499
Alternative Loan Trust 2006-OA9, 0.51%, (1 Month US Libor + 0.21%), 7/20/46 (d)	11,711	9,254
American Home Mortgage Assets Trust 2006-2, 0.47%, (1 Month US Libor + 0.38%), 9/25/46 (d)	19,141	14,544
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.9% (Continued)
Bear Stearns ALT-A Trust 2005-7, 3.01%, 9/25/35 (e)	$16,055	$11,039
Bear Stearns ALT-A Trust 2005-8, 2.55%, 10/25/35 (e)	6,983	6,177
ChaseFlex Trust Series 2007-2, 0.37%, (1 Month US Libor + 0.28%), 5/25/37 (d)	17,921	17,375
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, 0.34%, (1 Month US Libor + 0.25%), 8/25/35 (c),(d)	7,642	7,089
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4, 0.32%, (1 Month US Libor + 0.23%), 10/25/35 (c),(d)	9,380	8,136
CHL Mortgage Pass-Through Trust 2006-6, 6.00%, 4/25/36	82,221	57,082
Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (c)	100,000	108,054
Citigroup Mortgage Loan Trust 2007-AMC1, 0.25%, (1 Month US Libor + 0.16%), 12/25/36 (c),(d)	23,664	15,704
Countrywide Asset-Backed Certificates
0.46%, (1 Month US Libor + 0.37%), 4/25/36 (d)	78,140	75,890
0.35%, (1 Month US Libor + 0.26%), 12/25/36 (d)	12,431	11,069
0.24%, (1 Month US Libor + 0.15%), 5/25/37 (d)	9,582	9,425
0.23%, (1 Month US Libor + 0.14%), 6/25/47 (d)	17,847	15,359
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,904	5,307
CWABS Asset-Backed Certificates Trust 2006-17, 0.24%, (1 Month US Libor + 0.15%), 3/25/47 (d)	6,601	6,287
Encore Credit Receivables Trust 2005-1, 0.75%, (1 Month US Libor + 0.66%), 7/25/35 (d)	11,080	10,819
FBR Securitization Trust, 0.77%, (1 Month US Libor + 0.68%), 10/25/35 (d)	10,266	9,855
GCAT 2019-4 LLC, 3.23%, 11/26/49 (c)	70,101	71,381
Government National Mortgage Association
0.71%, (1 Month US Libor + 0.60%), 5/20/65 (d)	60,788	60,599
0.73%, (1 Month US Libor + 0.62%), 8/20/65 (d)	67,890	67,720
0.81%, (1 Month US Libor + 0.70%), 10/20/65 (d)	210	211
1.11%, (1 Month US Libor + 1.00%), 12/20/65 (d)	60,921	61,521
Great Hall Mortgages No 1 PLC, 0.25%, (3 Month US Libor + 0.13%), 6/18/39 (c),(d)	19,329	18,918

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.9% (Continued)
GreenPoint Mortgage Funding Trust 2006-AR2, 2.12%, (1 Year CMT + 2.00%), 3/25/36 (d)	$20,062	$18,145
GSAMP Trust 2006-HE4, 0.37%, (1 Month US Libor + 0.28%), 6/25/36 (d)	13,441	13,025
GSR Mortgage Loan Trust 2005-AR6, 2.92%, 9/25/35 (e)	6,074	5,924
Impac CMB Trust Series 2005-8, 0.79%, (1 Month US Libor + 0.70%), 2/25/36 (d)	5,865	5,117
IndyMac INDX Mortgage Loan Trust 2006-AR4, 0.51%, (1 Month US Libor + 0.42%), 5/25/46 (d)	12,130	10,770
Long Beach Mortgage Loan Trust 2004-2, 1.71%, (1 Month US Libor + 1.62%), 6/25/34 (d)	4,628	4,614
Long Beach Mortgage Loan Trust 2005-3, 0.61%, (1 Month US Libor + 0.52%), 8/25/45 (d)	21,345	21,010
Long Beach Mortgage Loan Trust 2006-7, 0.25%, (1 Month US Libor + 0.16%), 8/25/36 (d)	25,081	14,775
MortgageIT Trust 2005-4, 0.65%, (1 Month US Libor + 0.56%), 10/25/35 (d)	4,817	4,644
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (c),(e)	76,445	79,740
RASC Series 2004-KS10 Trust, 1.82%, (1 Month US Libor + 1.73%), 11/25/34 (d)	18,722	18,776
Reperforming Loan REMIC Trust 2006-R1, 0.43%, (1 Month US Libor + 0.34%), 1/25/36 (c),(d)	7,637	7,106
Soundview Home Loan Trust 2007-WMC1, 0.20%, (1 Month US Libor + 0.11%), 2/25/37 (d)	15,977	5,373
Structured Adjustable Rate Mortgage Loan Trust
2.54%, 2/25/34 (e)	3,754	3,358
2.69%, 9/25/34 (e)	3,929	3,700
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS, 0.39%, (1 Month US Libor + 0.30%), 10/25/35 (d)	4,519	4,332
Structured Asset Investment Loan Trust 2004-7, 1.14%, (1 Month US Libor + 1.05%), 8/25/34 (d)	3,004	2,990
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC2, 0.24%, (1 Month US Libor + 0.15%), 9/25/36 (d)	11,980	10,148
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 1.84%, (COFI + 1.50%), 8/25/46 (d)	34,427	31,847
WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 2.72%, 4/25/37 (e)	11,294	9,474
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $1,192,109)		1,169,074
	Shares/ Principal		Fair Value
SOVEREIGN DEBTS - 2.0%
Development Bank of Japan, Inc., 1.63%, 9/1/21 (c)		$200,000	$200,398
Japan Finance Organization for Municipalities, 2.13%, 10/25/23 (c)		200,000	207,093
Peruvian Government International Bond
8.20%, 8/12/26 (c)	PEN	100,000	32,407
3.30%, 3/11/41		20,000	20,189
Romanian Government International Bond, 2.63%, 12/2/40 (c)	EUR	10,000	11,750
Serbia International Bond, 1.50%, 6/26/29	EUR	100,000	119,454
TOTAL SOVEREIGN DEBTS (Cost - $579,302)			591,291
MUNICIPAL BONDS - 0.4%
New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23		$30,000	30,899
New York State Urban Development Corp., 1.83%, 3/15/29		40,000	40,432
State of Wisconsin, 2.10%, 5/1/26		20,000	21,000
University of California, 1.61%, 5/15/30		20,000	19,812
TOTAL MUNICIPAL BONDS (Cost - $110,000)			112,143

	Contracts	Notional Amount
PURCHASED OPTIONS - 0.0%†
U.S. 10 Year Note, Goldman Sachs & Co., July 2021, Put @ $116.50	6	699,000	-
U.S. 10 Year Note, Goldman Sachs & Co., July 2021, Call @ $148.50	6	891,000	-
TOTAL PURCHASED OPTIONS (Cost - $99)			0

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 23.7%
U.S. TREASURY SECURITIES - 23.6%
U.S. Treasury Bill
0.01%, 7/1/21 (a)	200,000	200,000
0.00%, 7/6/21 (a)	500,000	499,998
0.01%, 7/13/21 (a)	200,000	199,997
0.05%, 7/20/21 (a)	600,000	599,985
0.05%, 8/3/21 (a)	300,000	299,987
0.05%, 8/10/21 (a)	200,000	199,990
0.05%, 8/17/21 (a)	300,000	299,982
0.05%, 8/19/21 (a)	1,500,000	1,499,908
0.03%, 9/9/21 (a)	600,000	599,946
0.02%, 9/21/21 (a)	100,000	99,989
0.05%, 9/23/21 (a)	600,000	599,934
0.05%, 9/30/21 (a)	800,000	799,899
0.05%, 10/7/21 (a)	400,000	399,948
0.04%, 11/12/21 (a)	200,000	199,961
0.03%, 11/26/21 (a)	500,000	499,891
TOTAL U.S. TREASURY SECURITIES (Cost - $6,999,639)		6,999,415

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MONEY MARKET FUNDS - 0.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (f) (Cost - $43,632)	43,632	$43,632
TOTAL SHORT-TERM INVESTMENTS (Cost - $7,043,271)		7,043,047
TOTAL INVESTMENTS - 109.6% (Cost - $29,357,802)		32,557,764
OTHER ASSETS LESS LIABILITIES - NET (9.6)%		(2,849,343)
TOTAL NET ASSETS - 100.0%		$29,708,421

	Contracts	Notional Amount	Fair Value
WRITTEN OPTIONS - 0.0%†
U.S. 10 Year Note, Goldman Sachs & Co., July 2021, Put @ $129.50	(8)	(1,036,000)	(125)
U.S. 10 Year Note, Goldman Sachs & Co., July 2021, Call @ $133.00	(8)	(1,064,000)	(2,500)
TOTAL WRITTEN OPTIONS (Premiums Received - $(5,636))			$(2,625)

†  Represents less than 0.05%.

(a)  Rate shown represents discount rate at the time of purchase.

(b)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(c)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2021, these securities amounted to $1,472,548 or 5.0% of net assets.

(d)  Variable rate security. The rate shown is the rate in effect at period end.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

COFI - 11th District Monthly Weighted Average Cost of Funds Index

EUR - EURO

EURIBOR - Euro Inter Bank Offer Rate

ICE GBP Swap - Ice Swap Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIP - Separate trading of registered interest and principal of securities

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	30.1%
U.S. Treasury Securities Long-Term	23.6%
U.S. Treasury Securities Short-Term	23.6%
Agency Mortgage Backed Securities	13.0%
Corporate Bonds and Notes	12.9%
Asset Backed and Commercial Backed Securities	3.9%
Sovereign Debts	2.0%
Municipal Bonds	0.4%
Short-Term Investments	0.1%
Other Assets less Liabilities - Net	(9.6)%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
Euro-BTP Future	Goldman Sachs & Co.	2	9/8/2021	$359,114	$4,412
S&P 500 E-Mini Future	Morgan Stanley	41	9/17/2021	8,791,630	114,110
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	5	9/21/2021	736,016	14,258
U.S. 5 Year Note Future	Goldman Sachs & Co.	29	9/30/2021	3,579,461	(11,875)
					120,905
SHORT FUTURES CONTRACTS
Euro-Bund Future	Goldman Sachs & Co.	3	9/8/2021	614,095	(3,736)
Euro-OAT Future	Goldman Sachs & Co.	1	9/8/2021	188,606	(724)
Long Gilt Future	Goldman Sachs & Co.	5	9/28/2021	884,819	(8,634)
U.S. 10 Year Note Future	Goldman Sachs & Co.	1	9/21/2021	132,500	(945)
U.S. Ultra Bond Future	Goldman Sachs & Co.	2	9/21/2021	385,375	(18,781)
					(32,820)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$88,085

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

CREDIT DEFAULT WRITTEN OPTIONS
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Put - CDX IG 36 5Y	Sell	0.800%	09/15/21	500,000		$(178)	$(620)	$442
Barclays Bank PLC	Call - CDX IG 36 5Y	Sell	0.480	08/18/21	500,000		(342)	(375)	33
TOTAL NET UNREALIZED APPREACIATION ON WRITTEN CREDIT DEFAULT WRITTEN OPTIONS								$(995)	$475
INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Quarterly	1%	3 Month US Libor	12/16/30	$200,000	USD	$(7,410)	$(8,101)	$691
Goldman Sachs & Co.	Semi-Annually	0%	6 Month Euribor	09/15/31	100,000	EUR	(1,559)	(1,399)	(160)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS							$(8,969)	$(9,500)	$531

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.36 5 yr.	Quarterly	Sell	1.00%	-	BAA+	06/20/26	$1,500,000	$38,638	$33,605	$5,033
Goldman Sachs & Co.	CDX.NA.HY.36 5 yr.	Quarterly	Sell	5.00%	-	B+	06/20/26	200,000	20,756	16,171	4,585
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$59,394	$49,776	$9,618

*  Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/02/21	Barclays Bank PLC	98,421	BRL	18,609	USD	$1,001
07/02/21	Barclays Bank PLC	19,906	USD	98,421	BRL	295
07/02/21	Barclays Bank PLC	270,361	USD	221,000	EUR	8,266
07/02/21	Barclays Bank PLC	273,793	USD	193,000	GBP	7,172
07/13/21	Barclays Bank PLC	33,290	USD	126,985	PEN	121
07/14/21	Barclays Bank PLC	888,000	MXN	44,251	USD	272
07/14/21	Barclays Bank PLC	44,998	USD	899,000	MXN	(76)
08/03/21	Barclays Bank PLC	98,421	BRL	19,846	USD	(301)
08/03/21	Barclays Bank PLC	262,256	USD	221,000	EUR	(12)
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$16,738

BRL - Brazilian Real

EUR - Euro

GBP - Pound Sterling

MXN - Mexican Peso

PEN - Peruvian Nuevo Sol

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 78.3%
DEBT FUNDS - 19.0%
MFS High Yield Portfolio	359,513	$2,092,368
MFS Total Return Bond Series, Class I	1,343,475	18,795,217
TOTAL DEBT FUNDS		20,887,585
EQUITY FUNDS - 59.3%
American Century VP Mid Cap Value, Class I	173,454	4,110,856
American Century VP Value Fund, Class I	782,451	10,281,408
MFS Growth Series	202,121	16,842,758
MFS VIT II - International Intrinsic Value Portfolio, Class I	200,017	7,352,640
MFS VIT II Blended Research Core Equity Portfolio, Class I	63,512	4,270,527
MFS VIT Mid Cap Growth Series	237,909	3,166,572
Putnam VT Growth Opportunities	289,776	4,346,636
Putnam VT Large Cap Value Fund	503,632	14,625,481
TOTAL EQUITY FUNDS		64,996,878
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $60,488,693)		85,884,463
EXCHANGE TRADED FUNDS - 16.9%
DEBT FUNDS - 4.8%
iShares Core Total USD Bond Market ETF	39,457	2,110,555
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	57,327	3,142,093
TOTAL DEBT FUNDS		5,252,648
	Shares/ Principal	Fair Value
EQUITY FUNDS - 12.1%
iShares Core MSCI EAFE ETF	108,011	$8,085,703
iShares Core MSCI Emerging Markets ETF	30,631	2,051,971
iShares Core S&P Small-Cap ETF	27,814	3,142,426
TOTAL EQUITY FUNDS		13,280,100
TOTAL EXCHANGE TRADED FUNDS (Cost - $16,290,380)		18,532,748
SHORT-TERM INVESTMENTS - 4.8%
MONEY MARKET FUNDS - 4.8%
Dreyfus Government Cash Management, 0.03% (a)	5,106,099	5,106,099
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a)	111,098	111,098
TOTAL SHORT-TERM INVESTMENTS (Cost - $5,217,197)		5,217,197
TOTAL INVESTMENTS - 100.0% (Cost - $81,996,270)		$109,634,408
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(32,934)
TOTAL NET ASSETS - 100.0%		$109,601,474

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Variable Insurance Trusts	78.3%
Exchange Traded Funds	16.9%
Short-Term Investments	4.8%
Other Assets less Liabilities - Net	0.0%^
100.0%

^  Represents less than 0.05%

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 62.7%
AEROSPACE & DEFENSE - 1.4%
Boeing Co. (The)*	6,983	$1,672,847
Lockheed Martin Corp.	5,255	1,988,229
Raytheon Technologies Corp.	31,696	2,703,986
		6,365,062
AIR FREIGHT & LOGISTICS - 0.4%
FedEx Corp.	6,105	1,821,305
AIRLINES - 0.1%
JetBlue Airways Corp.*	35,747	599,835
AUTOMOBILES - 0.4%
Tesla, Inc.*	2,728	1,854,222
BANKS - 1.3%
Bank of America Corp.	149,204	6,151,681
BEVERAGES - 0.9%
Constellation Brands, Inc., Class A	11,142	2,606,002
Monster Beverage Corp.*	16,045	1,465,711
		4,071,713
BIOTECHNOLOGY - 1.3%
Alnylam Pharmaceuticals, Inc.*	1,036	175,623
Amicus Therapeutics, Inc.*	6,219	59,951
Apellis Pharmaceuticals, Inc.*	3,216	203,251
Arena Pharmaceuticals, Inc.*	1,543	105,233
Ascendis Pharma A/S, ADR*	862	113,396
BioAtla, Inc.*	1,239	52,509
Biogen, Inc.*	1,647	570,307
Celldex Therapeutics, Inc.*	2,189	73,200
Exact Sciences Corp.*	5,399	671,150
Immunocore Holdings PLC, ADR*	1,475	57,599
Incyte Corp.*	2,866	241,117
Kodiak Sciences, Inc.*	1,084	100,812
Mersana Therapeutics, Inc.*	4,778	64,885
Mirati Therapeutics, Inc.*	862	139,239
Myovant Sciences Ltd.*	54,741	1,246,453
Regeneron Pharmaceuticals, Inc.*	1,167	651,816
REVOLUTION Medicines, Inc.*	2,323	73,732
Rocket Pharmaceuticals, Inc.*	2,212	97,969
Seagen, Inc.*	1,772	279,763
TCR2 Therapeutics, Inc.*	4,191	68,774
Turning Point Therapeutics, Inc.*	1,310	102,206
Vertex Pharmaceuticals, Inc.*	3,496	704,898
Verve Therapeutics, Inc.*	1,998	120,380
		5,974,263
BUILDING PRODUCTS - 0.6%
Johnson Controls International PLC	25,367	1,740,937
Trane Technologies PLC	4,691	863,801
		2,604,738
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 3.2%
Ares Management Corp., Class A	31,505	$2,003,403
Charles Schwab Corp. (The)	77,388	5,634,620
CME Group, Inc.	9,242	1,965,589
Hamilton Lane, Inc., Class A	8,595	783,177
Morgan Stanley	19,693	1,805,651
S&P Global, Inc.	4,712	1,934,040
StepStone Group, Inc., Class A	22,118	760,859
		14,887,339
CHEMICALS - 1.6%
Cabot Corp.	15,071	857,992
Celanese Corp.	7,707	1,168,381
FMC Corp.	9,642	1,043,265
Ingevity Corp.*	6,213	505,490
Linde PLC	6,924	2,001,728
Livent Corp.*	13,687	264,980
PPG Industries, Inc.	9,642	1,636,922
		7,478,758
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Waste Management, Inc.	8,607	1,205,927
CONSTRUCTION & ENGINEERING - 0.0%†
Dycom Industries, Inc.*	2,357	175,667
CONSUMER FINANCE - 0.9%
American Express Co.	19,496	3,221,324
OneMain Holdings, Inc., Class A	13,085	783,922
		4,005,246
CONTAINERS & PACKAGING - 0.1%
Ball Corp.	5,338	432,485
DIVERSIFIED CONSUMER SERVICES - 0.1%
Houghton Mifflin Harcourt Co.*	38,154	421,220
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Equitable Holdings, Inc.	55,111	1,678,130
Voya Financial, Inc.	5,011	308,176
		1,986,306
ELECTRIC UTILITIES - 1.6%
Duke Energy Corp.	23,549	2,324,757
Edison International	25,344	1,465,390
Exelon Corp.	39,050	1,730,306
FirstEnergy Corp.	52,528	1,954,567
		7,475,020
ENERGY EQUIPMENT & SERVICES - 0.2%
Schlumberger NV	22,500	720,225

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ENTERTAINMENT - 0.6%
Electronic Arts, Inc.	6,424	$923,964
Netflix, Inc.*	3,409	1,800,668
		2,724,632
EQUITY REAL ESTATE INVESTMENT - 1.3%
American Tower Corp.	6,457	1,744,294
Public Storage	1,978	594,765
Rexford Industrial Realty, Inc.	19,091	1,087,232
Ryman Hospitality Properties, Inc.*	13,805	1,090,043
Welltower, Inc.	19,882	1,652,194
		6,168,528
FOOD & STAPLES RETAILING - 1.4%
Performance Food Group Co.*	77,924	3,778,535
Sysco Corp.	24,241	1,884,738
US Foods Holding Corp.*	23,867	915,538
		6,578,811
FOOD PRODUCTS - 1.5%
Bunge Ltd.	17,312	1,352,933
Lamb Weston Holdings, Inc.	23,699	1,911,561
Mondelez International, Inc., Class A	49,797	3,109,325
Utz Brands, Inc.	29,950	652,610
		7,026,429
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Align Technology, Inc.*	1,524	931,164
Baxter International, Inc.	21,118	1,699,999
Boston Scientific Corp.*	50,087	2,141,720
Danaher Corp.	9,776	2,623,487
Edwards Lifesciences Corp.*	16,304	1,688,605
Insulet Corp.*	2,915	800,197
Intuitive Surgical, Inc.*	2,220	2,041,601
		11,926,773
HEALTH CARE PROVIDERS & SERVICES - 2.0%
agilon health, Inc.*	17,500	709,975
Anthem, Inc.	4,217	1,610,050
Centene Corp.*	20,803	1,517,163
HCA Healthcare, Inc.	3,640	752,534
Humana, Inc.	3,583	1,586,266
Laboratory Corp. of America Holdings*	2,027	559,148
LifeStance Health Group, Inc.*	9,500	264,670
McKesson Corp.	2,346	448,649
UnitedHealth Group, Inc.	4,709	1,885,672
		9,334,127
HOTELS, RESTAURANTS & LEISURE - 1.7%
Airbnb, Inc., Class A*	12,458	1,907,818
Booking Holdings, Inc.*	477	1,043,719
Caesars Entertainment, Inc.*	12,897	1,338,064
	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.7% (Continued)
Chipotle Mexican Grill, Inc.*	994	$1,541,038
Darden Restaurants, Inc.	6,839	998,425
Hyatt Hotels Corp., Class A*	10,850	842,394
		7,671,458
INDUSTRIAL CONGLOMERATES - 0.1%
General Electric Co.	35,308	475,246
INDUSTRIAL SERVICES - 0.0%†
Legalzoom.com, Inc.*	4,100	155,185
INSURANCE - 1.9%
American Financial Group, Inc./OH	5,565	694,067
American International Group, Inc.	27,794	1,322,994
Assurant, Inc.	7,201	1,124,652
Assured Guaranty Ltd.	13,795	654,987
Chubb Ltd.	10,238	1,627,228
Hartford Financial Services Group, Inc. (The)	12,775	791,667
Marsh & McLennan Cos., Inc.	8,656	1,217,726
Oscar Health, Inc., Class A*	21,187	455,520
Trupanion, Inc.*	9,066	1,043,497
		8,932,338
INTERACTIVE MEDIA & SERVICES - 5.6%
Alphabet, Inc., Class A*	5,631	13,749,719
Facebook, Inc., Class A*	25,478	8,858,955
Match Group, Inc.*	8,990	1,449,638
Snap, Inc., Class A*	22,206	1,513,117
		25,571,429
INTERNET & DIRECT MARKETING RETAIL - 3.2%
Amazon.com, Inc.*	4,265	14,672,282
IT SERVICES - 3.0%
FleetCor Technologies, Inc.*	2,832	725,162
Genpact Ltd.	19,714	895,607
Global Payments, Inc.	18,997	3,562,697
GoDaddy, Inc., Class A*	16,789	1,459,971
PayPal Holdings, Inc.*	9,421	2,746,033
Shopify, Inc., Class A*	1,072	1,566,171
Snowflake, Inc., Class A*	526	127,187
Visa, Inc., Class A	8,894	2,079,595
WEX, Inc.*	2,601	504,334
		13,666,757
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Agilent Technologies, Inc.	11,981	1,770,912
ICON PLC*	1,390	287,327
Illumina, Inc.*	3,111	1,472,156
Syneos Health, Inc., Class A*	7,723	691,131
		4,221,526
See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MACHINERY - 1.5%
Fortive Corp.	25,295	$1,764,073
Ingersoll Rand, Inc.*	37,367	1,823,883
Kennametal, Inc.	10,754	386,284
Otis Worldwide Corp.	11,849	968,893
Parker-Hannifin Corp.	1,102	338,435
Rexnord Corp.	7,242	362,390
Westinghouse Air Brake Technologies Corp.	17,045	1,402,803
		7,046,761
MEDIA - 2.1%
Charter Communications, Inc., Class A*	6,074	4,382,087
DISH Network Corp., Class A*	21,144	883,819
New York Times Co. (The), Class A	14,312	623,288
Omnicom Group, Inc.	44,253	3,539,798
		9,428,992
OIL, GAS & CONSUMABLE FUELS - 1.8%
ConocoPhillips	26,013	1,584,192
Marathon Petroleum Corp.	16,053	969,922
Pioneer Natural Resources Co.	4,041	656,743
Royal Dutch Shell PLC, Class A, ADR	47,942	1,936,857
Royal Dutch Shell PLC, Class B, ADR	81,229	3,154,122
		8,301,836
PERSONAL PRODUCTS - 0.2%
Estee Lauder Cos, Inc. (The), Class A	2,927	931,020
PHARMACEUTICALS - 2.9%
AstraZeneca PLC, ADR	33,640	2,015,036
Bristol-Myers Squibb Co.	30,195	2,017,630
Elanco Animal Health, Inc.*	33,970	1,178,419
Eli Lilly and Co.	14,039	3,222,231
Novartis AG, ADR	9,641	879,645
Pfizer, Inc.	87,326	3,419,686
Reata Pharmaceuticals, Inc., Class A*	553	78,266
Royalty Pharma PLC, Class A	2,650	108,624
Theravance Biopharma, Inc.*	41,500	602,580
		13,522,117
PROFESSIONAL SERVICES - 0.7%
Equifax, Inc.	1,034	247,653
IHS Markit Ltd.	15,151	1,706,912
TransUnion	1,780	195,462
TriNet Group, Inc.*	12,154	880,922
		3,030,949
ROAD & RAIL - 0.3%
CSX Corp.	17,271	554,054
JB Hunt Transport Services, Inc.	1,414	230,411
Knight-Swift Transportation Holdings, Inc.	8,987	408,549
		1,193,014
	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
Advanced Micro Devices, Inc.*	30,100	$2,827,293
KLA Corp.	3,760	1,219,030
Lattice Semiconductor Corp.*	12,758	716,744
Marvell Technology, Inc.	36,635	2,136,920
Micron Technology, Inc.*	26,362	2,240,243
NVIDIA Corp.	933	746,493
Skyworks Solutions, Inc.	3,829	734,211
Teradyne, Inc.	8,065	1,080,387
Texas Instruments, Inc.	14,243	2,738,929
		14,440,250
SOFTWARE - 5.2%
Adobe, Inc.*	2,186	1,280,209
Avalara, Inc.*	2,695	436,051
Ceridian HCM Holding, Inc.*	1,183	113,473
Guidewire Software, Inc.*	4,429	499,237
Microsoft Corp.	58,471	15,839,794
Q2 Holdings, Inc.*	4,256	436,580
Rapid7, Inc.*	3,438	325,338
salesforce.com, Inc.*	10,866	2,654,238
SentinelOne, Inc., Class A*	2,700	114,750
ServiceNow, Inc.*	1,701	934,785
UiPath, Inc., Class A*	752	51,083
Varonis Systems, Inc.*	6,393	368,365
Workday, Inc., Class A*	3,921	936,099
		23,990,002
SPECIALTY RETAIL - 0.9%
Ross Stores, Inc.	10,138	1,257,112
TJX Cos., Inc. (The)	27,622	1,862,275
Ulta Beauty, Inc.*	3,333	1,152,452
		4,271,839
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.5%
Apple, Inc.	83,947	11,497,381
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
PVH Corp.*	12,205	1,313,136
Tapestry, Inc.*	37,195	1,617,239
		2,930,375
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile US, Inc.*	10,466	1,515,791
TOTAL COMMON STOCKS (Cost - $172,359,880)		289,456,860

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 11.2%
AEROSPACE & DEFENSE - 0.3%
BAE Systems Holdings, Inc., 3.85%, 12/15/25 (a)	$100,000	$110,483
Boeing Co. (The)
1.43%, 2/4/24	265,000	265,881
2.20%, 2/4/26	325,000	328,396
3.25%, 3/1/28	214,000	224,711
3.45%, 11/1/28	85,000	90,607
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	64,767
Raytheon Technologies Corp., 3.95%, 8/16/25	150,000	166,882
		1,251,727
AGRICULTURE - 0.3%
Altria Group, Inc., 5.80%, 2/14/39	100,000	123,628
BAT Capital Corp., 3.56%, 8/15/27	895,000	958,902
Imperial Brands Finance PLC, 3.75%, 7/21/22 (a)	475,000	487,376
		1,569,906
AIRLINES - 0.0%†
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	27,153	27,958
AUTO MANUFACTURERS - 0.3%
General Motors Financial Co., Inc., 3.70%, 5/9/23	600,000	629,843
Hyundai Capital America, 0.80%, 4/3/23 (a)	375,000	374,926
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25 (a)	225,000	242,884
		1,247,653
BANKS - 3.5%
Banco Santander SA, 3.13%, 2/23/23	200,000	208,317
Bank of America Corp.
4.20%, 8/26/24	160,000	175,425
1.73%, (SOFR + 0.96%), 7/22/27 (b)	375,000	378,051
3.97%, (3 Month US Libor + 1.21%), 2/7/30 (b)	225,000	255,375
3.19%, (3 Month US Libor + 1.18%), 7/23/30 (b)	180,000	193,968
3.31%, (SOFR + 1.58%), 4/22/42 (b)	360,000	382,329
Bank of New York Mellon Corp. (The), 1.24%, (3 Month US Libor + 1.05%), 10/30/23 (b)	380,000	384,670
Barclays PLC
3.93%, (3 Month US Libor + 1.61%), 5/7/25 (b)	355,000	383,251
4.34%, 1/10/28	305,000	341,192
2.67%, (US 1 Year CMT T-Note + 1.20%), 3/10/32 (b)	240,000	241,584
	Shares/ Principal	Fair Value
BANKS - 3.5% (Continued)
BNP Paribas SA
3.38%, 1/9/25 (a)	$200,000	$214,581
2.82%, (3 Month US Libor + 1.11%), 11/19/25 (a),(b)	200,000	210,447
BPCE SA
5.70%, 10/22/23 (a)	275,000	304,404
5.15%, 7/21/24 (a)	600,000	668,722
Citigroup, Inc.
4.05%, 7/30/22	50,000	51,946
3.50%, 5/15/23	300,000	316,284
3.30%, 4/27/25	70,000	76,136
5.50%, 9/13/25	55,000	64,094
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	405,000	404,061
Cooperatieve Rabobank UA, 1.11%, (US 1 Year CMT T-Note + 0.55%), 2/24/27 (a),(b)	250,000	246,597
Credit Agricole SA
3.75%, 4/24/23 (a)	250,000	264,505
3.25%, 10/4/24 (a)	250,000	267,979
4.38%, 3/17/25 (a)	200,000	219,930
Credit Suisse Group AG
3.57%, 1/9/23 (a)	285,000	289,504
1.36%, (3 Month US Libor + 1.24%), 6/12/24 (a),(b)	260,000	264,015
3.09%, (SOFR + 1.73%), 5/14/32 (a),(b)	250,000	256,936
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	395,000	411,001
Danske Bank A/S
5.00%, 1/12/22 (a)	200,000	204,636
3.88%, 9/12/23 (a)	200,000	212,802
5.38%, 1/12/24 (a)	200,000	221,785
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26 (a),(b)	435,000	435,576
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	100,000	101,084
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	200,000	216,304
3.27%, (3 Month US Libor + 1.20%), 9/29/25 (b)	460,000	492,158
1.43%, (SOFR + 0.80%), 3/9/27 (b)	495,000	493,819
2.62%, (SOFR + 1.28%), 4/22/32 (b)	170,000	173,869
6.75%, 10/1/37	50,000	72,811
HSBC Holdings PLC
3.60%, 5/25/23	200,000	211,744
1.59%, (SOFR + 1.29%), 5/24/27 (b)	495,000	496,178
2.80%, (SOFR + 1.19%), 5/24/32 (b)	450,000	462,916
JPMorgan Chase & Co.
2.95%, 10/1/26	400,000	430,963
2.58%, (SOFR + 1.25%), 4/22/32 (b)	255,000	262,227

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
BANKS - 3.5% (Continued)
Morgan Stanley, 4.35%, 9/8/26	$455,000	$515,459
National Australia Bank Ltd.
2.33%, 8/21/30 (a)	895,000	869,610
2.99%, 5/21/31 (a)	265,000	269,363
NBK SPC Ltd., 2.75%, 5/30/22 (a)	900,000	915,917
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	50,000	54,295
Santander Holdings USA, Inc.
3.70%, 3/28/22	465,000	474,594
3.40%, 1/18/23	75,000	78,078
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25 (a),(b)	260,000	259,182
UniCredit SpA
1.98%, (US 1 Year CMT T-Note + 1.20%), 6/3/27 (a),(b)	250,000	249,177
3.13%, (US 1 Year CMT T-Note + 1.55%), 6/3/32 (a),(b)	200,000	200,670
Wells Fargo & Co., 3.00%, 2/19/25	150,000	160,577
		16,011,098
BEVERAGES - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	315,000	359,192
4.38%, 4/15/38	60,000	71,791
3.75%, 7/15/42	55,000	59,614
		490,597
BIOTECHNOLOGY - 0.1%
Gilead Sciences, Inc., 2.80%, 10/1/50	310,000	297,073
Royalty Pharma PLC
3.30%, 9/2/40 (a)	105,000	105,829
3.55%, 9/2/50 (a)	245,000	243,881
		646,783
COMMERCIAL SERVICES - 0.1%
ERAC USA Finance LLC, 3.30%, 10/15/22 (a)	500,000	517,788
COMPUTERS - 0.0%†
Apple, Inc., 3.25%, 2/23/26	105,000	115,282
DIVERSIFIED FINANCIAL SERVICES - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.88%, 1/23/28	638,000	683,411
Avolon Holdings Funding Ltd.
2.13%, 2/21/26 (a)	269,000	268,030
4.38%, 5/1/26 (a)	171,000	185,979
BOC Aviation USA Corp., 1.63%, 4/29/24 (a)	200,000	201,588
Capital One Financial Corp., 4.20%, 10/29/25	105,000	117,302
Intercontinental Exchange, Inc., 1.85%, 9/15/32	465,000	442,401
Park Aerospace Holdings Ltd., 5.50%, 2/15/24 (a)	446,000	490,321
		2,389,032
	Shares/ Principal	Fair Value
ELECTRIC - 1.2%
Appalachian Power Co., 3.40%, 6/1/25	$200,000	$216,241
Cleco Corporate Holdings LLC
3.74%, 5/1/26	345,000	376,516
3.38%, 9/15/29	140,000	144,678
4.97%, 5/1/46	105,000	125,612
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	111,467
Dominion Energy, Inc., 2.72%, 8/15/21 (c)	65,000	65,186
Duke Energy Corp.
3.75%, 4/15/24	225,000	242,298
2.65%, 9/1/26	70,000	73,901
2.55%, 6/15/31	235,000	237,323
3.50%, 6/15/51	220,000	227,714
Georgia Power Co., 4.75%, 9/1/40	65,000	80,326
ITC Holdings Corp., 2.95%, 5/14/30 (a)	355,000	374,010
Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28 (a)	400,000	450,506
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	295,000	297,649
Niagara Mohawk Power Corp., 1.96%, 6/27/30 (a)	335,000	329,950
Oglethorpe Power Corp.
6.19%, 1/1/31 (a)	100,000	126,065
5.25%, 9/1/50	155,000	195,440
Pennsylvania Electric Co., 3.60%, 6/1/29 (a)	57,000	60,954
San Diego Gas & Electric Co., 1.70%, 10/1/30	645,000	622,913
SCE Recovery Funding LLC
0.86%, 11/15/31	120,000	117,267
1.94%, 5/15/38	50,000	48,469
2.51%, 11/15/43	30,000	28,613
Southern California Edison Co., 3.70%, 8/1/25	45,000	48,999
Southern Co. (The)
2.95%, 7/1/23	290,000	302,545
3.75%, (US 5 Year CMT T-Note + 2.92%), 9/15/51 (b)	760,000	765,928
		5,670,570
FOOD - 0.2%
Conagra Brands, Inc.
4.60%, 11/1/25	100,000	114,039
1.38%, 11/1/27	210,000	205,047
Kroger Co. (The), 2.95%, 11/1/21	375,000	377,508
Sigma Alimentos SA de CV, 4.13%, 5/2/26 (a)	240,000	261,600
		958,194
GAS - 0.1%
Boston Gas Co., 3.15%, 8/1/27 (a)	60,000	64,358
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24	84,000	90,967
KeySpan Gas East Corp., 2.74%, 8/15/26 (a)	275,000	288,458
		443,783

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
HEALTHCARE-PRODUCTS - 0.2%
Alcon Finance Corp., 3.00%, 9/23/29 (a)	$500,000	$526,737
Boston Scientific Corp., 3.38%, 5/15/22	163,000	167,346
		694,083
HEALTHCARE-SERVICES - 0.5%
Aetna, Inc., 2.80%, 6/15/23	210,000	218,538
Anthem, Inc., 3.50%, 8/15/24	75,000	80,788
Bon Secours Mercy Health, Inc., 2.10%, 6/1/31	135,000	133,860
Children's Hospital/DC, 2.93%, 7/15/50	140,000	139,135
CommonSpirit Health
4.20%, 8/1/23	105,000	112,420
4.35%, 11/1/42	95,000	110,760
4.19%, 10/1/49	20,000	23,006
Cottage Health Obligated Group, 3.30%, 11/1/49	30,000	32,405
Dignity Health
3.81%, 11/1/24	92,000	100,023
4.50%, 11/1/42	270,000	323,697
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	100,000	101,612
Mercy Health, 3.56%, 8/1/27	270,000	294,267
Sutter Health, 2.29%, 8/15/30	140,000	141,334
Toledo Hospital (The)
5.33%, 11/15/28	190,000	224,464
5.75%, 11/15/38	75,000	91,365
UnitedHealth Group, Inc., 3.75%, 7/15/25	75,000	83,249
		2,210,923
INSURANCE - 0.6%
American International Group, Inc.
4.25%, 3/15/29	655,000	754,822
3.40%, 6/30/30	170,000	186,615
Athene Global Funding, 2.50%, 3/24/28 (a)	650,000	666,803
Equitable Financial Life Global Funding, 1.40%, 8/27/27 (a)	275,000	270,341
Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (a)	410,000	459,804
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59 (a)	30,000	32,928
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	162,640
Prudential PLC, 3.13%, 4/14/30	215,000	232,737
Unum Group, 4.13%, 6/15/51	200,000	201,933
		2,968,623
INVESTMENT COMPANIES - 0.1%
JAB Holdings BV, 3.75%, 5/28/51 (a)	250,000	267,258
LODGING - 0.1%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26 (a)	600,000	605,919
	Shares/ Principal	Fair Value
MEDIA - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 7/23/22	$175,000	$181,170
5.13%, 7/1/49	52,000	61,970
4.80%, 3/1/50	70,000	80,456
3.70%, 4/1/51	20,000	19,797
3.85%, 4/1/61	215,000	211,207
4.40%, 12/1/61	55,000	59,147
Comcast Corp., 4.60%, 10/15/38	130,000	161,252
Cox Communications, Inc., 4.80%, 2/1/35 (a)	275,000	333,735
Discovery Communications LLC
3.95%, 3/20/28	130,000	144,700
4.13%, 5/15/29	55,000	61,684
3.63%, 5/15/30	65,000	70,985
4.65%, 5/15/50	229,000	269,922
4.00%, 9/15/55	136,000	144,062
Sky Ltd., 3.75%, 9/16/24 (a)	250,000	273,263
Walt Disney Co. (The), 3.70%, 9/15/24	50,000	54,396
		2,127,746
OIL & GAS - 0.5%
Aker BP ASA, 4.00%, 1/15/31 (a)	360,000	394,890
BG Energy Capital PLC, 4.00%, 10/15/21 (a)	200,000	202,075
Equinor ASA, 3.00%, 4/6/27	610,000	662,980
Hess Corp., 7.30%, 8/15/31	555,000	753,261
Qatar Petroleum
2.25%, 7/12/31 (a)	210,000	207,768
3.13%, 7/12/41 (a)	200,000	199,262
		2,420,236
PHARMACEUTICALS - 0.2%
AbbVie, Inc.
5.00%, 12/15/21	100,000	100,951
3.45%, 3/15/22	20,000	20,334
3.85%, 6/15/24	50,000	54,228
3.80%, 3/15/25	550,000	601,804
EMD Finance LLC, 2.95%, 3/19/22 (a)	95,000	96,384
		873,701
PIPELINES - 0.3%
Eastern Gas Transmission & Storage, Inc., 3.60%, 12/15/24 (a)	41,000	44,346
Energy Transfer LP
7.60%, 2/1/24	90,000	102,329
4.95%, 6/15/28	20,000	23,126
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34 (a)	710,000	696,722
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)	144,000	147,956
3.45%, 10/15/27 (a)	25,000	26,282

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
PIPELINES - 0.3% (Continued)
Western Midstream Operating LP, 4.00%, 7/1/22	$200,000	$203,250
		1,244,011
REITS - 0.2%
American Tower Corp., 5.00%, 2/15/24	31,000	34,381
Brixmor Operating Partnership LP, 2.25%, 4/1/28	285,000	284,908
SBA Tower Trust
3.45%, 3/15/23 (a)	155,000	157,959
2.84%, 1/15/25 (a)	100,000	105,424
1.88%, 1/15/26 (a)	95,000	95,912
1.63%, 11/15/26 (a)	115,000	114,927
Scentre Group Trust 1 / Scentre Group Trust 2, 3.63%, 1/28/26 (a)	273,000	298,515
		1,092,026
SAVINGS & LOANS - 0.0%†
Nationwide Building Society, 3.62%, (3 Month US Libor + 1.18%), 4/26/23 (a),(b)	200,000	205,076
SEMICONDUCTORS - 0.3%
Broadcom, Inc., 4.70%, 4/15/25	600,000	676,163
Microchip Technology, Inc., 0.97%, 2/15/24 (a)	530,000	529,610
		1,205,773
SOFTWARE - 0.2%
Oracle Corp.
3.25%, 11/15/27	230,000	250,420
3.60%, 4/1/50	195,000	200,679
3.95%, 3/25/51	335,000	366,691
3.85%, 4/1/60	70,000	74,388
		892,178
TELECOMMUNICATIONS - 0.5%
AT&T, Inc.
2.55%, 12/1/33 (a)	231,000	229,165
3.10%, 2/1/43	380,000	372,723
Crown Castle Towers LLC, 3.22%, 5/15/22 (a)	150,000	149,894
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25 (a)	384,375	412,381
T-Mobile USA, Inc.
2.05%, 2/15/28	355,000	360,059
4.38%, 4/15/40	215,000	251,251
4.50%, 4/15/50	100,000	119,073
Verizon Communications, Inc.
4.52%, 9/15/48	139,000	172,078
4.67%, 3/15/55	53,000	68,149
2.99%, 10/30/56	160,000	150,546
		2,285,319
	Shares/ Principal	Fair Value
TRANSPORTATION - 0.0%†
Union Pacific Corp., 3.75%, 2/5/70	$90,000	$99,305
TRUCKING & LEASING - 0.3%
DAE Funding LLC, 1.55%, 8/1/24 (a)	500,000	498,985
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.38%, 2/1/22 (a)	200,000	202,444
4.88%, 7/11/22 (a)	50,000	52,159
2.70%, 11/1/24 (a)	110,000	115,689
3.95%, 3/10/25 (a)	345,000	377,307
		1,246,584
TOTAL CORPORATE BONDS AND NOTES (Cost - $49,731,944)		51,779,132
U.S. TREASURY SECURITIES - 9.7%
U.S. Treasury Note
0.13%, 3/31/23	5,100,000	5,091,832
0.13%, 5/15/23	455,000	454,129
0.13%, 10/15/23	280,000	278,786
0.13%, 1/15/24	850,000	844,853
0.13%, 2/15/24	260,000	258,314
0.25%, 3/15/24	3,560,000	3,545,816
0.25%, 5/15/24	260,000	258,598
0.25%, 5/31/25	1,250,000	1,229,394
0.25%, 7/31/25	1,190,000	1,167,920
0.25%, 8/31/25	2,420,000	2,372,073
0.25%, 9/30/25	1,895,000	1,855,694
0.38%, 11/30/25	375,000	368,394
0.38%, 12/31/25	1,550,000	1,521,240
0.38%, 1/31/26	995,000	975,450
0.75%, 3/31/26	1,365,000	1,359,508
0.75%, 4/30/26	415,000	413,120
0.75%, 5/31/26	1,485,000	1,477,227
0.88%, 6/30/26	475,000	475,000
1.63%, 10/31/26	385,000	398,941
1.25%, 3/31/28	1,760,000	1,768,250
1.25%, 5/31/28	260,000	260,853
1.13%, 2/15/31	750,000	728,789
1.63%, 5/15/31	1,920,000	1,951,800
U.S. Treasury Bond
2.25%, 5/15/41	3,130,000	3,260,091
3.38%, 5/15/44	1,320,000	1,646,958
3.00%, 11/15/44	610,000	718,609
2.50%, 2/15/45	3,375,000	3,654,097
2.88%, 8/15/45	545,000	630,433
2.50%, 5/15/46	805,000	872,639
3.00%, 5/15/47	595,000	707,818
2.75%, 8/15/47	545,000	620,150
2.75%, 11/15/47	787,000	896,288
2.00%, 2/15/50	170,000	167,111
1.38%, 8/15/50	550,000	463,976

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES - 9.7% (Continued)
1.63%, 11/15/50	$985,000	$885,115
1.88%, 2/15/51	770,000	735,591
2.38%, 5/15/51	555,000	593,069
TOTAL U.S. TREASURY SECURITIES (Cost - $43,624,277)		44,907,926
AGENCY MORTGAGE BACKED SECURITIES - 6.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.3%
Freddie Mac Gold Pool
3.00%, 9/1/28	4,779	5,030
2.50%, 10/1/28	8,018	8,362
2.50%, 12/1/31	46,073	48,206
3.50%, 11/1/34	46,894	50,239
3.00%, 2/1/43	24,951	26,526
3.50%, 10/1/43	13,839	15,027
4.00%, 8/1/44	9,069	9,859
3.00%, 11/1/46	756,869	807,161
3.00%, 12/1/46	204,016	217,563
		1,187,973
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.2%
Fannie Mae Pool
3.07%, 2/1/25	70,000	75,081
2.47%, 5/1/25	139,524	147,575
2.68%, 5/1/25	303,843	323,127
2.81%, 7/1/25	393,492	405,302
2.99%, 10/1/25	103,690	111,968
3.09%, 10/1/25	49,700	53,759
2.50%, 4/1/28	12,358	12,889
3.00%, 10/1/28	7,471	7,856
2.50%, 2/1/30	24,001	25,075
2.50%, 6/1/30	56,498	59,060
2.50%, 10/1/31	126,607	132,456
2.50%, 12/1/31	65,831	68,894
3.00%, 7/1/43	41,353	43,838
4.00%, 11/1/43	18,002	19,759
3.00%, 1/1/46	971,952	1,021,118
4.00%, 1/1/46	250,362	268,029
4.00%, 2/1/46	263,945	287,588
3.00%, 10/1/46	1,059,160	1,127,071
Federal National Mortgage Association
1.50%, 7/1/36 (d)	502,500	508,624
2.00%, 7/1/36 (d)	1,300,000	1,341,235
2.50%, 7/1/36 (d)	1,050,000	1,094,953
2.50%, 8/1/36 (d)	1,050,000	1,093,201
2.00%, 7/1/51 (d)	2,425,000	2,451,524
2.50%, 7/1/51 (d)	3,203,000	3,314,104
3.00%, 7/1/51 (d)	1,690,000	1,762,089
4.50%, 7/1/51 (d)	850,000	915,078
	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.2% (Continued)
2.00%, 8/1/51 (d)	$2,425,000	$2,446,598
2.50%, 8/1/51 (d)	3,195,000	3,299,711
3.00%, 8/1/51 (d)	1,685,000	1,755,954
		24,173,516
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.8%
Ginnie Mae
2.50%, 7/20/51 (d)	1,600,000	1,656,250
4.00%, 7/20/51 (d)	1,610,000	1,699,808
4.50%, 7/20/51 (d)	350,000	372,859
Ginnie Mae II Pool
3.00%, 12/20/42	20,863	22,244
3.50%, 7/20/43	22,765	24,313
4.00%, 12/20/44	7,882	8,578
4.00%, 8/20/48	26,584	28,333
4.00%, 9/20/48	58,644	62,503
4.00%, 10/20/48	25,675	27,365
		3,902,253
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $28,989,724)		29,263,742
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.2%
Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (a)	195,007	195,422
Affirm Asset Securitization Trust 2021-A, 0.88%, 8/15/25 (a)	140,000	139,985
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(e)	58,936	59,764
Angel Oak Mortgage Trust I LLC 2019-2, 3.63%, 3/25/49 (a),(e)	47,011	47,752
ARI Fleet Lease Trust 2018-B, 3.22%, 8/16/27 (a)	26,722	26,930
Avery Point IV CLO Ltd., 1.78%, (3 Month US Libor + 1.60%), 4/25/26 (a),(b)	140,277	140,321
BAMLL Commercial Mortgage Securities Trust 2018-PARK, 4.09%, 8/10/38 (a),(e)	185,000	212,287
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	168,800
Battalion CLO XX Ltd., 0.00%, (3 Month US Libor + 1.75%), 7/15/34 (a),(b)	500,000	500,197
Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(e)	117,985	119,543
Bayview Koitere Fund Trust 2017-SPL3, 4.00%, 11/28/53 (a),(e)	54,735	55,782
Bayview Opportunity Master Fund IVa Trust 2017-SPL1, 4.00%, 10/28/64 (a),(e)	78,098	79,646
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, 3.50%, 6/28/57 (a),(e)	75,268	76,062
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, 3.50%, 1/28/55 (a),(e)	54,599	55,369

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.2% (Continued)
BFLD Trust 2020-OBRK, 2.12%, (1 Month US Libor + 2.05%), 11/15/28 (a),(b)	$180,000	$182,250
BlueMountain CLO 2012-2 Ltd., 1.61%, (3 Month US Libor + 1.45%), 11/20/28 (a),(b)	275,000	273,750
Canadian Pacer Auto Receivables Trust 2018-2, 3.27%, 12/19/22 (a)	6,295	6,336
Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	193,765	193,500
CF Hippolyta LLC
1.69%, 7/15/60 (a)	264,363	266,869
1.53%, 3/15/61 (a)	100,000	100,716
Chesapeake Funding II LLC
3.23%, 8/15/30 (a)	78,300	78,752
0.87%, 8/16/32 (a)	124,918	125,663
Columbia Cent CLO 31 Ltd., 1.70%, (3 Month US Libor + 1.55%), 4/20/34 (a),(b)	150,000	149,433
COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	12,416	12,679
Credit Acceptance Auto Loan Trust 2020-3, 1.24%, 10/15/29 (a)	420,000	423,990
DB Master Finance LLC
3.79%, 5/20/49 (a)	68,775	69,671
4.02%, 5/20/49 (a)	63,863	66,881
Domino's Pizza Master Issuer LLC
2.66%, 4/25/51 (a)	140,000	144,935
3.15%, 4/25/51 (a)	200,000	207,471
Enterprise Fleet Financing 2019-1 LLC, 2.98%, 10/20/24 (a)	63,495	63,991
Fannie Mae Connecticut Avenue Securities
4.99%, (1 Month US Libor + 4.90%), 11/25/24 (b)	68,165	70,340
4.34%, (1 Month US Libor + 4.25%), 1/25/29 (b)	109,228	114,088
2.29%, (1 Month US Libor + 2.20%), 1/25/30 (b)	128,656	130,620
Fannie Mae Multifamily Remic Trust 2015-M12, 2.79%, 5/25/25 (e)	414,419	443,225
Fannie Mae REMICS
3.50%, 6/25/44	119,978	127,492
3.00%, 1/25/45	314,386	334,010
3.00%, 10/25/45	996,962	1,050,947
3.00%, 12/25/45	315,024	332,810
3.50%, 2/25/48	246,927	261,572
2.50%, 3/25/53	243,259	250,100
3.00%, 12/25/54	684,536	708,539
3.50%, 12/25/58	75,083	83,895
Fannie Mae-Aces
0.57%, (1 Month US Libor + 0.49%), 4/25/24 (b)	3,508	3,511
0.48%, (1 Month US Libor + 0.40%), 10/25/24 (b)	25,405	25,397
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.2% (Continued)
FirstKey Homes 2021-SFR1 Trust, 1.54%, 8/1/28 (a)	$395,000	$394,998
Ford Credit Auto Lease Trust 2021-A, 0.78%, 9/15/25	130,000	129,719
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (a)	100,000	100,200
Freddie Mac REMICS
2.00%, 7/15/31	30,553	31,165
1.75%, 3/15/41	62,808	63,878
1.75%, 9/15/42	382,443	388,623
1.50%, 10/15/42	32,687	32,725
3.00%, 6/15/45	465,112	491,081
3.00%, 7/15/47	284,374	296,453
Freddie Mac Stacr REMICS Trust 2021-DNA1, 0.67%, (SOFR + 0.65%), 1/25/51 (a),(b)	137,122	137,152
Freddie Mac Structured Agency Credit Risk Debt Notes
5.09%, (1 Month US Libor + 5.00%), 12/25/28 (b)	195,626	205,820
2.59%, (1 Month US Libor + 2.50%), 3/25/30 (b)	295,000	301,153
0.82%, (SOFR + 0.80%), 8/25/33 (a),(b)	185,000	185,000
FREMF 2013-K24 Mortgage Trust, 3.63%, 11/25/45 (a),(e)	35,000	36,160
FREMF 2015-K44 Mortgage Trust, 3.81%, 1/25/48 (a),(e)	65,000	70,308
FREMF 2015-K46 Mortgage Trust, 3.82%, 4/25/48 (a),(e)	35,000	37,943
FREMF 2015-K50 Mortgage Trust, 3.91%, 10/25/48 (a),(e)	45,000	49,220
FREMF 2016-K55 Mortgage Trust, 4.30%, 4/25/49 (a),(e)	55,000	61,310
FREMF 2017-K725 Mortgage Trust, 4.02%, 2/25/50 (a),(e)	35,000	37,954
FREMF 2018-K733 Mortgage Trust, 4.22%, 9/25/25 (a),(e)	230,000	254,207
FREMF 2019-K99 Mortgage Trust, 3.77%, 10/25/52 (a),(e)	175,000	192,399
FREMF 2020-K104 Mortgage Trust, 3.66%, 2/25/52 (a),(e)	180,000	195,327
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, 2.83%, 6/17/24 (a)	47,332	47,624
Horizon Aircraft Finance III Ltd., 3.43%, 11/15/39 (a)	233,295	229,332
KKR Clo 16 Ltd., 1.44%, (3 Month US Libor + 1.25%), 1/20/29 (a),(b)	233,179	233,208
Life 2021-BMR Mortgage Trust, 0.77%, (1 Month US Libor + 0.70%), 3/15/38 (a),(b)	100,000	100,140
Madison Park Funding XVIII Ltd., 1.38%, (3 Month US Libor + 1.19%), 10/21/30 (a),(b)	565,000	565,282
Magnetite VII Ltd., 0.98%, (3 Month US Libor + 0.80%), 1/15/28 (a),(b)	531,181	531,214

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.2% (Continued)
Magnetite XVIII Ltd., 1.66%, (3 Month US Libor + 1.50%), 11/15/28 (a),(b)	$360,000	$358,402
Magnetite XXIX Ltd., 1.50%, (3 Month US Libor + 1.40%), 1/15/34 (a),(b)	250,000	249,750
Mercury Financial Credit Card Master Trust, 1.54%, 3/20/26 (a)	135,000	135,026
METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(e)	73,597	76,962
Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(e)	10,707	10,706
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(e)	73,098	74,348
MMAF Equipment Finance LLC 2016-A, 2.21%, 12/15/32 (a)	140,000	142,808
New Residential Mortgage Loan Trust 2017-3, 4.00%, 4/25/57 (a),(e)	102,413	108,901
Octagon Investment Partners XVII LTD, 1.58%, (3 Month US Libor + 1.40%), 1/25/31 (a),(b)	250,000	249,581
OneMain Direct Auto Receivables Trust 2018-1, 3.43%, 12/16/24 (a)	103,579	104,084
RR 16 Ltd., 1.73%, (3 Month US Libor + 1.65%), 7/15/36 (a),(b)	250,000	250,105
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	455,000	451,938
Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	162,864	175,627
Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	738,005	767,016
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(e)	100,000	106,394
Shackleton 2015-VIII CLO Ltd., 1.11%, (3 Month US Libor + 0.92%), 10/20/27 (a),(b)	254,064	254,072
SOUND POINT CLO III-R Ltd., 1.13%, (3 Month US Libor + 0.95%), 4/15/29 (a),(b)	500,000	498,469
Towd Point Mortgage Trust 2016-3, 2.25%, 4/25/56 (a),(e)	21,039	21,111
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(e)	75,822	76,892
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(e)	26,204	26,509
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(e)	102,357	105,290
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(e)	44,503	45,425
Vantage Data Centers Issuer LLC, 3.19%, 7/15/44 (a)	186,517	193,034
Vantage Data Centers LLC, 1.65%, 9/15/45 (a)	265,000	265,957
Wellfleet CLO X Ltd., 1.92%, (3 Month US Libor + 1.75%), 7/20/32 (a),(b)	250,000	250,064
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.2% (Continued)
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	$250,000	$267,725
Wells Fargo Commercial Mortgage Trust 2017-C38, 3.45%, 7/15/50	400,000	441,104
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $18,869,039)		19,288,188
MUNICIPAL BONDS - 0.8%
Chicago O'Hare International Airport, 6.40%, 1/1/40	30,000	45,109
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.30%, 12/1/21	35,000	35,829
6.30%, 12/1/21	20,000	20,469
6.90%, 12/1/40	120,000	170,694
6.90%, 12/1/40	80,000	113,693
Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	100,000	102,192
County of Broward FL Airport System Revenue, 3.48%, 10/1/43	40,000	41,796
County of Sacramento CA, 5.73%, 8/15/23	315,000	337,101
Foothill-Eastern Transportation Corridor Agency
4.09%, 1/15/49	15,000	15,879
3.92%, 1/15/53	155,000	164,011
Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	256,411
Kansas Development Finance Authority, 5.37%, 5/1/26	90,000	101,376
Long Island Power Authority, 3.88%, 9/1/24	120,000	131,318
Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	11,544
6.67%, 11/15/39	80,000	116,432
5.18%, 11/15/49	115,000	155,246
Municipal Electric Authority of Georgia, 6.64%, 4/1/57	210,000	318,209
New York State Urban Development Corp., 2.10%, 3/15/22	135,000	136,726
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	350,913
Port Authority of New York & New Jersey, 3.18%, 7/15/60	190,000	190,859
Sales Tax Securitization Corp., 4.79%, 1/1/48	280,000	356,704
State of Illinois, 5.10%, 6/1/33	230,000	270,444
University of California, 1.32%, 5/15/27	55,000	55,168
TOTAL MUNICIPAL BONDS (Cost - $3,092,811)		3,498,123
EXCHANGE TRADED FUNDS - 0.3%
EQUITY FUNDS - 0.3%
SPDR S&P 500 ETF Trust (Cost - $1,383,307)	3,278	1,403,181

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SOVEREIGN DEBTS - 0.3%
Mexico Government International Bond, 4.28%, 8/14/41	$315,000	$330,785
Panama Government International Bond, 2.25%, 9/29/32	255,000	244,675
Qatar Government International Bond, 3.38%, 3/14/24 (a)	200,000	214,500
Saudi Government International Bond, 2.88%, 3/4/23 (a)	330,000	342,276
TOTAL SOVEREIGN DEBTS (Cost - $1,106,619)		1,132,236
SHORT-TERM INVESTMENTS - 10.1%
MONEY MARKET FUNDS - 10.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (f)	29,314,257	29,314,257
Dreyfus Government Cash Management, 0.03% (f)	17,520,033	17,520,033
TOTAL SHORT-TERM INVESTMENTS (Cost - $46,834,290)		46,834,290
TOTAL INVESTMENTS - 105.6% (Cost - $365,991,891)		$487,563,678
OTHER ASSETS LESS LIABILITIES - NET (5.6)%		(25,871,281)
TOTAL NET ASSETS - 100.0%		$461,692,397

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2021, these securities amounted to $33,768,155 or 7.3% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  Step coupon.

(d)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

Holdings by Asset Class	% of Net Assets
Common Stocks	62.7%
Corporate Bonds and Notes	11.2%
Short-Term Investments	10.1%
U.S. Treasury Securities	9.7%
Agency Mortgage Backed Securities	6.3%
Asset Backed and Commercial Backed Securities	4.2%
Municipal Bonds	0.8%
Exchange Traded Funds	0.3%
Sovereign Debts	0.3%
Other Assets less Liabilities - Net	(5.6)%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 5 Year Note Future	Credit Suisse	11	9/30/2021	$1,357,726	$(664)
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Future	Credit Suisse	9	9/21/2021	1,324,828	(5,734)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(6,398)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investments in securities, at cost	$188,361,887	$67,428,785	$198,845,146	$173,003,862
Investments in securities, at fair value	$237,302,348	$83,273,686	$242,862,083	$287,050,909
Swaptions purchased, at fair value (premiums paid $-, $-, $- and $63,212, respectively)	-	-	-	16,942
Cash	3	-	-	205,422
Foreign cash (cost $-, $-, $- and $4,932, respectively)	-	-	-	4,706
Deposit with broker	33,180	43,771	41,282	131,882
Segregated cash for derivatives	-	-	-	250,303
Unrealized appreciation on forward foreign currency contracts	-	-	-	18,228
Unrealized appreciation on futures contracts	-	-	-	21,547
Receivable for securities sold	-	-	-	158,621
Interest and dividends receivable	260	66	224	463,346
Prepaid expenses	4,379	1,603	4,675	5,443
Total Assets	237,340,170	83,319,126	242,908,264	288,327,349
Liabilities:
Swaptions written, at fair value (premiums received $-, $-, $- and $24,323, respectively)	-	-	-	5,607
Premiums received on open swap contracts	-	-	-	59,834
Unrealized depreciation on forward foreign currency contracts	-	-	-	57,978
Unrealized depreciation on swap contracts	-	-	-	68,745
Payable for securities purchased	-	-	-	7,423,571
Payable for portfolio shares redeemed	73,005	50,245	60,802	51,974
Accrued distribution (12b-1) fees	48,721	17,137	49,956	57,184
Accrued investment advisory fees	97,443	37,701	109,902	191,175
Administrative service fees payable	12,151	4,288	12,466	14,312
Accrued expenses and other liabilities	19,344	7,813	19,874	27,565
Total Liabilities	250,664	117,184	253,000	7,957,945
Net Assets	$237,089,506	$83,201,942	$242,655,264	$280,369,404
Composition of Net Assets:
Paid-in capital	$183,606,858	$60,404,453	$203,087,715	$173,019,934
Total distributable earnings	53,482,648	22,797,489	39,567,549	107,349,470
Net Assets	$237,089,506	$83,201,942	$242,655,264	$280,369,404
Class II Shares:
Net Assets	$237,089,506	$83,201,942	$242,655,264	$280,369,404
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	17,589,462	6,023,406	19,886,816	18,296,708
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.48	$13.81	$12.20	$15.32

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2021 (Unaudited)

Assets:	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
Investments in securities, at cost	$29,549,694	$292,744,795	$109,216,788	$29,357,802
Investments in securities, at fair value	$34,082,228	$424,061,246	$144,256,435	$32,557,764
Premiums paid on open swap contracts, net	-	-	-	40,276
Cash	-	-	-	539,443
Foreign cash (cost $694,304, $-, $- and $14,292, respectively)	680,433	-	-	14,212
Deposit with broker	802,538	36,136	37,970	544,790
Unrealized appreciation on forward foreign currency contracts	-	-	-	17,127
Unrealized appreciation on futures contracts	-	-	-	88,085
Unrealized appreciation on swap contracts	-	-	-	10,150
Receivable for securities sold	-	-	485,468	2,548,560
Interest and dividends receivable	112,600	354	133	83,429
Prepaid expenses	678	7,974	2,740	552
Total Assets	35,678,477	424,105,710	144,782,746	36,444,388
Liabilities:
Options written, at fair value (Premiums received $-, $- , $- and $6,631, respectively)	-	-	-	3,145
Unrealized depreciation on futures contracts	122,179	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	389
Payable for securities purchased	-	-	-	6,658,012
Payable for portfolio shares redeemed	31,918	554,988	39,650	41,132
Accrued distribution (12b-1) fees	7,284	87,178	29,782	6,106
Accrued investment advisory fees	23,557	185,036	65,519	17,204
Administrative service fees payable	1,816	21,748	7,421	1,523
Accrued expenses and other liabilities	3,465	35,456	12,850	8,456
Total Liabilities	190,219	884,406	155,222	6,735,967
Net Assets	$35,488,258	$423,221,304	$144,627,524	$29,708,421
Composition of Net Assets:
Paid-in capital	$27,879,343	$289,590,300	$100,598,979	$23,326,963
Total distributable earnings	7,608,915	133,631,004	44,028,545	6,381,458
Net Assets	$35,488,258	$423,221,304	$144,627,524	$29,708,421
Class II Shares:
Net Assets	$35,488,258	$423,221,304	$144,627,524	$29,708,421
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	2,926,755	29,959,520	10,237,155	2,370,425
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.13	$14.13	$14.13	$12.53

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2021 (Unaudited)

Assets:	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investments in securities, at cost	$81,996,270	$365,991,891
Investments in securities, at fair value	$109,634,408	$487,563,678
Cash	57,043	-
Deposit with broker	41,364	39,862
Receivable for securities sold	-	10,808,182
Interest and dividends receivable	110	754,988
Prepaid expenses	2,079	8,836
Total Assets	109,735,004	499,175,546
Liabilities:
Unrealized depreciation on futures contracts	-	6,398
Due to custodian	-	5,070
Payable for securities purchased	-	36,846,484
Payable for portfolio shares redeemed	69,089	144,799
Accrued distribution (12b-1) fees	22,511	94,205
Accrued investment advisory fees	25,966	321,235
Administrative service fees payable	5,614	23,483
Accrued expenses and other liabilities	10,350	41,475
Total Liabilities	133,530	37,483,149
Net Assets	$109,601,474	$461,692,397
Composition of Net Assets:
Paid-in capital	$75,757,130	$298,209,178
Total distributable earnings	33,844,344	163,483,219
Net Assets	$109,601,474	$461,692,397
Class II Shares:
Net Assets	$109,601,474	$461,692,397
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	7,537,183	28,355,899
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.54	$16.28

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investment Income:
Dividend income	$2,886,084	$582,018	$1,117,660	$1,575,478
Interest income *	1,604	522	1,585	818,990
Total Investment Income	2,887,688	582,540	1,119,245	2,394,468
Expenses:
Investment advisory fee	1,050,669	227,539	660,267	1,157,982
Distribution fees (12b-1) - Class II Shares	291,853	103,427	300,121	340,583
Administrative service fees	36,920	13,084	37,966	43,084
Legal fees	25,128	8,966	25,866	29,111
Trustees fees	10,150	3,622	10,447	11,769
Custody fees	1,799	1,938	2,498	10,833
Miscellaneous expenses	43,697	15,730	45,471	51,503
Total Expenses	1,460,216	374,306	1,082,636	1,644,865
Expenses waived	(466,964)	-	-	(50,594)
Net Expenses	993,252	374,306	1,082,636	1,594,271
Net Investment Income	1,894,436	208,234	36,609	800,197
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,328,158	4,405,041	14,002,020	10,315,953
Payments by Affiliates (see note 10)	-	-	7,428	-
Short sales	-	-	-	-
Futures contracts	(947,305)	(486,779)	(1,298,299)	(3,178,909)
Swap contracts	-	-	-	34,377
Forward foreign currency contracts	-	-	-	(71,698)
Foreign currency translations	-	-	-	(10,129)
Capital gain distributions from underlying funds	5,590,040	-	-	-
	7,970,893	3,918,262	12,711,149	7,089,594
Net change in unrealized appreciation/(depreciation) on:
Investments	5,625,692	300,702	2,804,658	11,858,055
Futures contracts	-	-	-	4,773
Swap contracts	-	-	-	202,245
Swaptions	-	-	-	(16,914)
Forward foreign currency contracts	-	-	-	(5,253)
Foreign currency translations	-	-	-	(3,695)
	5,625,692	300,702	2,804,658	12,039,211
Net Realized and Change in Unrealized Gain	13,596,585	4,218,964	15,515,807	19,128,805
Net Increase in Net Assets Resulting from Operations	$15,491,021	$4,427,198	$15,552,416	$19,929,002
* Foreign taxes withheld	$-	$-	$-	$1,127
See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
Investment Income:
Dividend income	$67,003	$2,893,957	$992,724	$99,642
Interest income	91,891	2,515	915	139,276
Total Investment Income	158,894	2,896,472	993,639	238,918
Expenses:
Investment advisory fee	148,662	1,145,144	390,906	124,185
Distribution fees (12b-1) - Class II Shares	43,724	520,520	177,684	36,525
Administrative service fees	5,531	65,847	22,477	4,621
Legal fees	3,766	44,566	15,247	3,144
Trustees fees	1,522	17,994	6,158	1,271
Custody fees	2,284	3,459	2,491	14,382
Miscellaneous expenses	6,616	78,271	26,789	5,504
Total Expenses	212,105	1,875,801	641,752	189,632
Expenses waived	(7,475)	(43,570)	-	(21,616)
Net Expenses	204,630	1,832,231	641,752	168,016
Net Investment Income (Loss)	(45,736)	1,064,241	351,887	70,902
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(97,351)	25,480,951	8,932,527	441,842
Futures contracts	1,939,607	(8,322,787)	(1,528,579)	728,486
Swap contracts	-	-	-	26,059
Forward foreign currency contracts	-	-	-	(17,296)
Foreign currency translations	(15,570)	-	-	(3,350)
	1,826,686	17,158,164	7,403,948	1,175,741
Net change in unrealized appreciation/(depreciation) on:
Investments	669,999	17,351,612	2,175,125	50,851
Options written	-	-	-	3,486
Futures contracts	(444,247)	-	-	19,785
Swap contracts	-	-	-	(11,083)
Forward foreign currency contracts	-	-	-	15,555
Foreign currency translations	(19,623)	-	-	(356)
	206,129	17,351,612	2,175,125	78,238
Net Realized and Change in Unrealized Gain	2,032,815	34,509,776	9,579,073	1,253,979
Net Increase in Net Assets Resulting from Operations	$1,987,079	$35,574,017	$9,930,960	$1,324,881

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment Income:
Dividend income *	$575,746	$1,633,481
Interest income	709	1,418,420
Total Investment Income	576,455	3,051,901
Expenses:
Investment advisory fee	487,092	1,926,805
Distribution fees (12b-1) - Class II Shares	135,303	566,707
Administrative service fees	17,116	71,690
Legal fees	11,656	49,034
Trustees fees	4,709	19,809
Custody fees	1,732	19,926
Miscellaneous expenses	20,470	86,112
Total Expenses	678,078	2,740,083
Expenses waived	(331,805)	2,780
Net Expenses	346,273	2,742,863
Net Investment Income	230,182	309,038
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,165,379	29,842,290
Futures contracts	(832,716)	(5,418,422)
Capital gain distributions from underlying funds	871,569	-
	2,204,232	24,423,868
Net change in unrealized appreciation/(depreciation) on:
Investments	6,625,756	5,752,743
Short Sales	-	4,393
Futures contracts	-	(2,835)
	6,625,756	5,754,301
Net Realized and Change in Unrealized Gain	8,829,988	30,178,169
Net Increase in Net Assets Resulting from Operations	$9,060,170	$30,487,207
* Foreign taxes withheld	$-	$25,809

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,894,436	$2,587,380	$208,234	$847,173
Net realized gain (loss)	7,970,893	(2,748,624)	3,918,262	2,278,355
Net change in unrealized appreciation	5,625,692	22,115,981	300,702	3,639,210
Net increase in net assets resulting from operations	15,491,021	21,954,737	4,427,198	6,764,738
From Distributions to Shareholders:
Total distributions paid	-	(10,946,578)	-	(2,932,502)
From Shares of Beneficial Interest:
Proceeds from shares sold	2,206,495	1,178,916	2,111,139	1,600,003
Reinvestment of distributions	-	10,946,578	-	2,932,502
Cost of shares redeemed	(12,361,147)	(22,296,853)	(6,110,740)	(9,001,607)
Net decrease in net assets from share transactions of beneficial interest	(10,154,652)	(10,171,359)	(3,999,601)	(4,469,102)
Total increase (decrease) in net assets	5,336,369	836,800	427,597	(636,866)
Net Assets:
Beginning of period	231,753,137	230,916,337	82,774,345	83,411,211
End of period	$237,089,506	$231,753,137	$83,201,942	$82,774,345
Share Activity:
Class II
Shares sold	170,131	100,731	156,866	130,327
Shares reinvested	-	956,033	-	240,764
Shares redeemed	(946,990)	(1,866,833)	(452,808)	(718,892)
Net decrease in shares of beneficial interest outstanding	(776,859)	(810,069)	(295,942)	(347,801)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$36,609	$3,231,574	$800,197	$2,448,465
Net realized gain (loss)	12,711,149	(5,056,161)	7,089,594	(7,091,155)
Net change in unrealized appreciation	2,804,658	25,566,951	12,039,211	23,567,513
Net increase in net assets resulting from operations	15,552,416	23,742,364	19,929,002	18,924,823
From Distributions to Shareholders:
Total distributions paid	-	(3,599,871)	-	(3,749,479)
From Shares of Beneficial Interest:
Proceeds from shares sold	-	79,796	625,119	447,708
Reinvestment of distributions	-	3,599,871	-	3,749,479
Cost of shares redeemed	(14,732,304)	(25,839,874)	(15,400,666)	(36,396,533)
Net decrease in net assets from share transactions of beneficial interest	(14,732,304)	(22,160,207)	(14,775,547)	(32,199,346)
Total increase (decrease) in net assets	820,112	(2,017,714)	5,153,455	(17,024,002)
Net Assets:
Beginning of period	241,835,152	243,852,866	275,215,949	292,239,951
End of period	$242,655,264	$241,835,152	$280,369,404	$275,215,949
Share Activity:
Class II
Shares sold	-	7,563	41,978	33,720
Shares reinvested	-	342,845	-	286,657
Shares redeemed	(1,249,146)	(2,455,342)	(1,052,210)	(2,742,834)
Net decrease in shares of beneficial interest outstanding	(1,249,146)	(2,104,934)	(1,010,232)	(2,422,457)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio		Global Atlantic Growth Managed Risk Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(45,736)	$(10,266)	$1,064,241	$3,306,543
Net realized gain (loss)	1,826,686	1,507,373	17,158,164	(7,333,654)
Net change in unrealized appreciation	206,129	1,801,312	17,351,612	30,202,535
Net increase in net assets resulting from operations	1,987,079	3,298,419	35,574,017	26,175,424
From Distributions to Shareholders:
Total distributions paid	-	(1,288,218)	-	(5,912,075)
From Shares of Beneficial Interest:
Proceeds from shares sold	60,643	4,921,482	3,039,663	2,080,533
Reinvestment of distributions	-	1,288,218	-	5,912,075
Cost of shares redeemed	(1,713,523)	(5,641,811)	(27,518,141)	(47,687,648)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,652,880)	567,889	(24,478,478)	(39,695,040)
Total increase (decrease) in net assets	334,199	2,578,090	11,095,539	(19,431,691)
Net Assets:
Beginning of period	35,154,059	32,575,969	412,125,765	431,557,456
End of period	$35,488,258	$35,154,059	$423,221,304	$412,125,765
Share Activity:
Class II
Shares sold	5,105	454,234	219,937	181,435
Shares reinvested	-	121,073	-	498,488
Shares redeemed	(145,647)	(516,751)	(2,020,917)	(3,941,439)
Net increase (decrease) in shares of beneficial interest outstanding	(140,542)	58,556	(1,800,980)	(3,261,516)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Moderate Growth Managed Risk Portfolio		Global Atlantic PIMCO Tactical Allocation Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$351,887	$1,280,235	$70,902	$201,216
Net realized gain	7,403,948	824,898	1,175,741	1,965,441
Net change in unrealized appreciation	2,175,125	8,505,598	78,238	174,577
Net increase in net assets resulting from operations	9,930,960	10,610,731	1,324,881	2,341,234
From Distributions to Shareholders:
Total distributions paid	-	(3,975,331)	-	(1,348,480)
From Shares of Beneficial Interest:
Proceeds from shares sold	495,370	497,766	973,434	4,182,455
Reinvestment of distributions	-	3,975,331	-	1,348,480
Cost of shares redeemed	(6,985,036)	(13,143,344)	(1,704,253)	(4,297,950)
Net increase (decrease) in net assets from share transactions of beneficial interest	(6,489,666)	(8,670,247)	(730,819)	1,232,985
Total increase (decrease) in net assets	3,441,294	(2,034,847)	594,062	2,225,739
Net Assets:
Beginning of period	141,186,230	143,221,077	29,114,359	26,888,620
End of period	$144,627,524	$141,186,230	$29,708,421	$29,114,359
Share Activity:
Class II
Shares sold	36,302	41,262	80,723	364,040
Shares reinvested	-	327,188	-	118,809
Shares redeemed	(510,072)	(1,051,269)	(139,633)	(369,603)
Net increase (decrease) in shares of beneficial interest outstanding	(473,770)	(682,819)	(58,910)	113,246

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$230,182	$1,302,850	$309,038	$2,360,063
Net realized gain	2,204,232	3,452,135	24,423,868	15,790,524
Net change in unrealized appreciation	6,625,756	1,779,597	5,754,301	28,039,177
Net increase in net assets resulting from operations	9,060,170	6,534,582	30,487,207	46,189,764
From Distributions to Shareholders:
Total distributions paid	-	(5,170,996)	-	(9,160,697)
From Shares of Beneficial Interest:
Proceeds from shares sold	178,319	166,966	1,420,672	4,163,564
Reinvestment of distributions	-	5,170,996	-	9,160,697
Cost of shares redeemed	(7,749,121)	(12,959,944)	(26,057,722)	(43,065,096)
Net decrease in net assets from share transactions of beneficial interest	(7,570,802)	(7,621,982)	(24,637,050)	(29,740,835)
Total increase (decrease) in net assets	1,489,368	(6,258,396)	5,850,157	7,288,232
Net Assets:
Beginning of period	108,112,106	114,370,502	455,842,240	448,554,008
End of period	$109,601,474	$108,112,106	$461,692,397	$455,842,240
Share Activity:
Class II
Shares sold	12,616	12,842	91,358	288,437
Shares reinvested	-	423,505	-	647,857
Shares redeemed	(553,692)	(1,002,340)	(1,665,476)	(3,039,406)
Net decrease in shares of beneficial interest outstanding	(541,076)	(565,993)	(1,574,118)	(2,103,112)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$12.62		$12.04	$10.93	$11.98	$10.64	$10.57
Income from investment operations:
Net investment income (a,b)	0.11		0.14	0.17	0.20	0.15	0.15
Net realized and unrealized gain (loss) (c)	0.75		1.06	1.62	(0.76)	1.35	0.45
Total income (loss) from investment operations	0.86		1.20	1.79	(0.56)	1.50	0.60
Less distributions from:
Net investment income	-		(0.18)	(0.21)	(0.15)	(0.14)	(0.14)
Net realized gains	-		(0.44)	(0.47)	(0.34)	(0.02)	(0.39)
Total distributions from net investment income and net realized gains	-		(0.62)	(0.68)	(0.49)	(0.16)	(0.53)
Net asset value, end of period	$13.48		$12.62	$12.04	$10.93	$11.98	$10.64
Total return (d)	6.81%		10.49%	16.72%	(4.75)%	14.16%	5.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$237,090		$231,753	$230,916	$216,902	$240,415	$217,525
Ratio of net expenses to average net assets (e)	0.85	% (f)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of gross expenses to average net assets (e)	1.25	% (f)	1.26%	1.26%	1.24%	1.27%	1.27%
Ratio of net investment income to average net assets (b,e)	1.62	% (f)	1.18%	1.41%	1.66%	1.29%	1.37%
Portfolio turnover rate	10	% (g)	35%	30%	34%	43%	35%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016
Net asset value, beginning of period	$13.10		$12.51		$11.26		$12.09		$10.95		$10.66
Income from investment operations:
Net investment income (a,b)	0.03		0.13		0.19		0.17		0.13		0.13
Net realized and unrealized gain (loss) (c)	0.68		0.93		1.42		(0.85)		1.16		0.25
Total income (loss) from investment operations	0.71		1.06		1.61		(0.68)		1.29		0.38
Less distributions from:
Net investment income	-		(0.21)		(0.20)		(0.15)		(0.15)		(0.09)
Net realized gains	-		(0.26)		(0.16)		-		-		-
Total distributions from net investment income and net realized gains	-		(0.47)		(0.36)		(0.15)		(0.15)		(0.09)
Net asset value, end of period	$13.81		$13.10		$12.51		$11.26		$12.09		$10.95
Total return (d)	5.42%		8.78%		14.34%		(5.66)%		11.80%		3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$83,202		$82,774		$83,411		$81,748		$95,893		$101,046
Ratio of net expenses to average net assets (e)	0.90	% (f)	0.92	% (g)	0.91%		0.91	% (g)	0.91%		0.91%
Ratio of gross expenses to average net assets (e)	0.90	% (f)	0.92%		0.91	% (h)	0.91%		0.91	% (h)	0.92	% (h)
Ratio of net investment income to average net assets (b,e)	0.50	% (f)	1.06%		1.54%		1.42%		1.14%		1.23%
Portfolio turnover rate	31	% (i)	119%		107%		75%		49%		51%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$11.44		$10.49	$9.15	$10.11	$9.04	$9.35
Income from investment operations:
Net investment income (a,b)	0.00	(c)	0.15	0.15	0.04	0.16	0.06
Net realized and unrealized gain (loss) (d)	0.76		0.97	1.24	(0.82)	0.97	(0.06)
Total income (loss) from investment operations	0.76		1.12	1.39	(0.78)	1.13	0.00 (c)
Less distributions from:
Net investment income	-		(0.17)	(0.05)	(0.18)	(0.06)	(0.12)
Net realized gains	-		-	-	-	-	(0.19)
Total distributions from net investment income and net realized gains	-		(0.17)	(0.05)	(0.18)	(0.06)	(0.31)
Net asset value, end of period	$12.20		$11.44	$10.49	$9.15	$10.11	$9.04
Total return (e)	6.64%		10.82%	15.22%	(7.78)%	12.54%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$242,655		$241,835	$243,853	$241,801	$285,869	$274,284
Ratio of net expenses to average net assets (f)	0.90	% (g)	0.91%	0.80%	0.57%	0.57%	0.57%
Ratio of gross expenses to average net assets (f)	0.90	% (g)	0.91%	1.02%	1.24%	1.26%	1.27%
Ratio of net investment income to average net assets (b,f)	0.03	% (g)	1.39%	1.47%	3.87%	1.66%	0.64%
Portfolio turnover rate	58	% (h)	110%	154%	7%	1%	7%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Less than $0.005 per share.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016
Net asset value, beginning of period	$14.25		$13.45		$11.31		$12.13		$10.64		$9.78
Income from investment operations:
Net investment income (a,b)	0.04		0.12		0.16		0.15		0.12		0.13
Net realized and unrealized gain (loss) (c)	1.03		0.87		2.14		(0.85)		1.48		0.81
Total income (loss) from investment operations	1.07		0.99		2.30		(0.70)		1.60		0.94
Less distributions from:
Net investment income	-		(0.19)		(0.16)		(0.12)		(0.11)		(0.08)
Total distributions from net investment income and net realized gains	-		(0.19)		(0.16)		(0.12)		(0.11)		(0.08)
Net asset value, end of period	$15.32		$14.25		$13.45		$11.31		$12.13		$10.64
Total return (d)	7.51%		7.50%		20.40%		(5.82)%		15.14%		9.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$280,369		$275,216		$292,240		$264,283		$302,607		$236,401
Ratio of net expenses to average net assets (e)	1.17	% (f)	1.16%		1.16%		1.15%		1.13%		1.08%
Ratio of gross expenses to average net assets (e,g)	1.21	% (f)	1.22%		1.21%		1.19%		1.24%		1.22%
Ratio of net investment income to average net assets (b,e)	0.59	% (f)	0.91%		1.24%		1.24%		1.04%		1.22%
Portfolio turnover rate	10	% (h,i)	24	% (i)	20	% (i)	24	% (i)	43	% (i)	3%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2021 and the years ended December 31, 2020, December 31, 2019, December 31, 2018 and December 31, 2017. If these were included in the calculation, the turnover percentage would be 31%, 77%, 55%, 48% and 55%, respectively.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$11.46		$10.83		$9.57	$10.63	$9.87	$9.48
Income from investment operations:
Net investment income (loss) (a,b)	(0.02)		(0.00	) (c)	0.10	0.10	0.04	0.04
Net realized and unrealized gain (loss) (d)	0.69		1.06		1.26	(0.71)	0.75	0.35
Total income (loss) from investment operations	0.67		1.06		1.36	(0.61)	0.79	0.39
Less distributions from:
Net investment income	-		(0.10)		(0.10)	(0.05)	(0.03)	0.00 (c)
Net realized gains	-		(0.33)		-	(0.40)	-	-
Total distributions from net investment income and net realized gains	-		(0.43)		(0.10)	(0.45)	(0.03)	0.00 (c)
Net asset value, end of period	$12.13		$11.46		$10.83	$9.57	$10.63	$9.87
Total return (e)	5.85%		10.12%		14.21%	(5.74)%	8.04%	4.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$35,488		$35,154		$32,576	$30,740	$34,626	$30,792
Ratio of net expenses to average net assets (f)	1.17	% (g)	1.17%		1.17%	1.16%	1.16%	1.16%
Ratio of gross expenses to average net assets (f)	1.21	% (g)	1.23%		1.23%	1.20%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets (b,f)	(0.26	)% (g)	(0.03)%		0.96%	0.94%	0.37%	0.43%
Portfolio turnover rate	130	% (h)	172%		220%	142%	241%	101%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Less than $0.005 per share.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016
Net asset value, beginning of period	$12.98		$12.32		$10.67		$11.64		$10.03		$9.91
Income from investment operations:
Net investment income (a,b)	0.03		0.10		0.16		0.14		0.11		0.13
Net realized and unrealized gain (loss) (c)	1.12		0.74		1.66		(0.99)		1.65		0.09
Total income (loss) from investment operations	1.15		0.84		1.82		(0.85)		1.76		0.22
Less distributions from:
Net investment income	-		(0.18)		(0.17)		(0.12)		(0.15)		(0.10)
Net asset value, end of period	$14.13		$12.98		$12.32		$10.67		$11.64		$10.03
Total return (d)	8.86%		7.00%		17.11%		(7.33)%		17.61%		2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$423,221		$412,126		$431,557		$423,635		$489,447		$467,767
Ratio of net expenses to average net assets (e)	0.88	% (f)	0.88%		0.89%		0.91	% (g)	0.91%		0.91%
Ratio of gross expenses to average net assets (e)	0.90	% (f)	0.91	% (h)	0.91	% (h)	0.89%		0.91	% (h)	0.92	% (h)
Ratio of net investment income to average net assets (b,e)	0.51	% (f)	0.82%		1.38%		1.24%		1.04%		1.32%
Portfolio turnover rate	22	% (f)	102%		69%		53%		51%		59%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderate Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016
Net asset value, beginning of period	$13.18		$12.57		$11.00		$11.90		$10.52		$10.20
Income from investment operations:
Net investment income (a,b)	0.03		0.12		0.17		0.16		0.12		0.13
Net realized and unrealized gain (loss) (c)	0.92		0.86		1.58		(0.93)		1.40		0.28
Total income (loss) from investment operations	0.95		0.98		1.75		(0.77)		1.52		0.41
Less distributions from:
Net investment income	-		(0.19)		(0.18)		(0.13)		(0.14)		(0.09)
Net realized gains	-		(0.18)		-		-		-		-
Total distributions from net investment income and net realized gains	-		(0.37)		(0.18)		(0.13)		(0.14)		(0.09)
Net asset value, end of period	$14.13		$13.18		$12.57		$11.00		$11.90		$10.52
Total return (d)	7.21%		8.08%		15.94%		(6.50)%		14.47%		4.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$144,628		$141,186		$143,221		$135,945		$153,178		$142,389
Ratio of net expenses to average net assets (e)	0.90	% (f)	0.91%		0.91%		0.91	% (g)	0.91%		0.91%
Ratio of gross expenses to average net assets (e)	0.90	% (f)	0.91	% (h)	0.91	% (h)	0.89%		0.91	% (h)	0.92	% (h)
Ratio of net investment income to average net assets (b,e)	0.50	% (f)	0.94%		1.46%		1.35%		1.09%		1.26%
Portfolio turnover rate	29	% (f)	110%		91%		65%		52%		59%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic PIMCO Tactical Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016
Net asset value, beginning of period	$11.98		$11.61		$9.90		$11.12		$9.73		$9.45
Income from investment operations:
Net investment income (a,b)	0.03		0.09		0.16		0.14		0.09		0.11
Net realized and unrealized gain (loss) (c)	0.52		0.87		1.67		(0.87)		1.34		0.26
Total income (loss) from investment operations	0.55		0.96		1.83		(0.73)		1.43		0.37
Less distributions from:
Net investment income	-		(0.21)		(0.12)		(0.11)		(0.04)		(0.09)
Net realized gains	-		(0.38)		-		(0.38)		-		-
Total distributions from net investment income and net realized gains	-		(0.59)		(0.12)		(0.49)		(0.04)		(0.09)
Net asset value, end of period	$12.53		$11.98		$11.61		$9.90		$11.12		$9.73
Total return (d)	4.59%		8.57%		18.37%		(6.65)%		14.66%		3.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$29,708		$29,114		$26,889		$24,339		$25,496		$20,356
Ratio of net expenses to average net assets (e)	1.15	% (f)	1.15%		1.15%		1.14%		1.14%		1.14%
Ratio of gross expenses to average net assets (e,g)	1.30	% (f)	1.37%		1.25%		1.20%		1.21%		1.21%
Ratio of net investment income to average net assets (b,e)	0.49	% (f)	0.75%		1.43%		1.29%		0.83%		1.15%
Portfolio turnover rate	64	% (h)	441	% (i)	782	% (i)	207	% (i)	403	% (i)	66	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rates excludes mortgage dollar roll transactions for the six months ended June 30, 2021 and the years ended December 31, 2020, December 31, 2019, December 31, 2018, December 31,2017, and December 31, 2016. If these were included in the calculation, the turnover percentage would be 157%, 632%, 891%, 376%, 455%, and 304%, respectively.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$13.38		$13.23	$11.53	$12.55	$11.04	$10.62
Income from investment operations:
Net investment income (a,b)	0.03		0.16	0.21	0.13	0.11	0.14
Net realized and unrealized gain (loss) (c)	1.13		0.65	2.05	(0.87)	1.55	0.40
Total income (loss) from investment operations	1.16		0.81	2.26	(0.74)	1.66	0.54
Less distributions from:
Net investment income	-		(0.24)	(0.15)	(0.12)	(0.15)	(0.12)
Net realized gains	-		(0.42)	(0.41)	(0.16)	-	-
Total distributions from net investment income and net realized gains	-		(0.66)	(0.56)	(0.28)	(0.15)	(0.12)
Net asset value, end of period	$14.54		$13.38	$13.23	$11.53	$12.55	$11.04
Total return (d)	8.67%		6.61%	19.96%	(5.99)%	15.06%	5.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$109,601		$108,112	$114,371	$107,874	$119,955	$110,443
Ratio of net expenses to average net assets (e)	0.64	% (f)	0.64%	0.64%	0.63%	0.63%	0.63%
Ratio of gross expenses to average net assets (e,g)	1.25	% (f)	1.26%	1.27%	1.24%	1.26%	1.27%
Ratio of net investment income to average net assets (b,e)	0.43	% (f)	1.24%	1.68%	1.07%	0.95%	1.26%
Portfolio turnover rate	5	% (h)	54%	22%	32%	36%	45%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016
Net asset value, beginning of period	$15.23		$14.00		$12.38		$13.40		$11.82		$11.32
Income from investment operations:
Net investment income (a,b)	0.01		0.08		0.13		0.12		0.09		0.08
Net realized and unrealized gain (loss) (c)	1.04		1.46		2.23		(0.79)		1.56		0.42
Total income (loss) from investment operations	1.05		1.54		2.36		(0.67)		1.65		0.50
Less distributions from:
Net investment income	-		(0.14)		(0.13)		(0.09)		(0.07)		-
Net realized gains	-		(0.17)		(0.61)		(0.26)		-		-
Total distributions from net investment income and net realized gains	-		(0.31)		(0.74)		(0.35)		(0.07)		-
Net asset value, end of period	$16.28		$15.23		$14.00		$12.38		$13.40		$11.82
Total return (d)	6.89%		11.16%		19.32%		(5.07)%		13.99%		4.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$461,692		$455,842		$448,554		$414,731		$478,812		$415,607
Ratio of net expenses to average net assets (e)	1.21	% (f)	1.21%		1.20%		1.20	% (g)	1.20%		1.20%
Ratio of gross expenses to average net assets (e)	1.21	% (f)	1.22	% (h)	1.21	% (h)	1.19%		1.21	% (h)	1.21	% (h)
Ratio of net investment income to average net assets (b,e)	0.14	% (f)	0.54%		0.93%		0.89%		0.68%		0.65%
Portfolio turnover rate	38	% (i,j)	85	% (j)	53	% (j)	66	% (j)	67	% (j)	71	% (j)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  The portfolio turnover rates excludes mortgage dollar roll transactions for the six months ended June 30, 2021 and the years ended December 31, 2020, December 31, 2019, December 31, 2018, December 31, 2017 and December 31, 2016. If these were included in the calculation the turnover percentage would be 72%, 116%, 70%, 92%, 106%, and 120%, respectively.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2021

1.  ORGANIZATION

As of June 30, 2021, the Global Atlantic Portfolios were comprised of twenty-three different actively managed portfolios, ten of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Portfolio	Commencement Date	Investment Objective
Global Atlantic American Funds® Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	April 30, 2015	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic PIMCO Tactical Allocation Portfolio	April 30, 2015	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2021, the portfolios offered Class II shares at net asset value.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund's board(s) of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).

These investments will be valued at their fair market value as determined using the valuation procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Global Atlantic Investment Advisors, LLC (the "Adviser") and/or Sub-Adviser. The Fair Value Committee at its discretion may also include a representative from The Bank of New York Mellon (the "Administrator") and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Adviser and/or Sub- Adviser. The Fair Value Committee at its discretion may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub- Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for each Portfolio's investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$226,551,520	$-	$-	$226,551,520
Short-Term Investments	10,750,828	-	-	10,750,828
Total	$237,302,348	$-	$-	$237,302,348

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$79,100,722	$-	$-	$79,100,722
Short-Term Investments	4,172,964	-	-	4,172,964
Total	$83,273,686	$-	$-	$83,273,686

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$178,589,801	$-	$-	$178,589,801
Variable Insurance Trusts	53,874,925	-	-	53,874,925
Short-Term Investments	10,397,357	-	-	10,397,357
Total	$242,862,083	$-	$-	$242,862,083

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$201,254,529	$1,342	$-	$201,255,871
Corporate Bonds and Notes	-	22,188,348	-	22,188,348
U.S. Treasury Securities	-	17,702,297	-	17,702,297
Asset Backed and Commercial Backed Securities	-	12,840,416	-	12,840,416
Agency Mortgage Backed Securities	-	9,705,685	-	9,705,685
Exchange Traded Funds	3,012,400	-	-	3,012,400
Sovereign Debts	-	2,680,391	-	2,680,391
Municipal Bonds	-	1,940,281	-	1,940,281
Term Loans	-	2,078,880	-	2,078,880
Preferred Stocks	-	4,171	-	4,171
Short-Term Investments	13,642,169	-	-	13,642,169
Futures Contracts*	51,242	-	-	51,242
Swap Contracts	-	76,497	-	76,497
Forward Foreign Currency Contracts	-	18,228	-	18,228
Swaptions Written*	-	18,716	-	18,716
Total	$217,960,340	$69,255,252	$-	$287,215,592
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$29,695	$-	$-	$29,695
Swap Contracts	-	145,242	-	145,242
Forward Foreign Currency Contracts	-	57,978	-	57,978
Swaptions Purchased*	-	46,270	-	46,270
Total	$29,695	$249,490	$-	$279,185

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$-	$15,107,667	$-	$15,107,667
Exchange Traded Funds	10,170,217	-	-	10,170,217
Short-Term Investments	20,250,235	-	-	20,250,235
Futures Contracts*	24,288	-	-	24,288
Total	$30,444,740	$15,107,667	$-	$45,552,407

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$146,467	$-	$-	$146,467
Total	$146,467	$-	$-	$146,467

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$404,178,351	$-	$-	$404,178,351
Short-Term Investments	19,882,895	-	-	19,882,895
Total	$424,061,246	$-	$-	$424,061,246

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$137,350,698	$-	$-	$137,350,698
Short-Term Investments	6,905,737	-	-	6,905,737
Total	$144,256,435	$-	$-	$144,256,435

Global Atlantic PIMCO Tactical Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,924,749	$-	$-	$8,924,749
U.S. Treasury Securities	-	7,013,168	-	7,013,168
Agency Mortgage Backed Securities	-	3,860,789	-	3,860,789
Corporate Bonds and Notes	-	3,843,503	-	3,843,503
Asset Backed and Commercial Backed Securities	-	1,169,074	-	1,169,074
Sovereign Debts	-	591,291	-	591,291
Municipal Bonds	-	112,143	-	112,143
Short-Term Investments	43,632	6,999,415	-	7,043,047
Futures Contracts*	132,780	-	-	132,780
Swap Contracts	-	10,310	-	10,310
Forward Foreign Currency Contracts	-	17,127	-	17,127
Total	$9,101,161	$23,616,820	$-	$32,717,981
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$44,695	$-	$-	$44,695
Option Written	2,625	520	-	3,145
Swap Contracts	-	160	-	160
Forward Foreign Currency Contracts	-	389	-	389
Total	$47,320	$1,069	$-	$48,389

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$85,884,463	$-	$-	$85,884,463
Exchange Traded Funds	18,532,748	-	-	18,532,748
Short-Term Investments	5,217,197	-	-	5,217,197
Total	$109,634,408	$-	$-	$109,634,408

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$289,456,860	$-	$-	$289,456,860
Corporate Bonds & Notes	-	51,779,132	-	51,779,132
U.S. Treasury Securities	-	44,907,926	-	44,907,926
Agency and Mortgage Backed Securities	-	29,263,742	-	29,263,742
Asset Backed and Commercial Backed Securities	-	19,288,188	-	19,288,188
Municipal Bonds	-	3,498,123	-	3,498,123
Exchange Traded Funds	1,403,181	-	-	1,403,181
Sovereign Debts	-	1,132,236	-	1,132,236
Short-Term Investments	46,834,290	-	-	46,834,290
Total	$337,694,331	$149,869,347	$-	$487,563,678
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$6,398	$-	$-	$6,398
Total	$6,398	$-	$-	$6,398

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2018 and 2019 tax returns, or is expected to be taken in each Portfolio's December 31, 2020 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six months ended June 30, 2021, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$(71,698)	$(5,253)
Global Atlantic PIMCO Tactical Allocation Portfolio	(17,296)	15,555

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended June 30, 2021, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	Equity	$(947,305)	$-
Global Atlantic Balanced Managed Risk Portfolio	Equity	(486,779)	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	Equity	(1,298,299)	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Equity	(2,948,829)	-
	Interest Rate	(230,080)	4,773
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Equity	1,939,607	(444,247)
Global Atlantic Growth Managed Risk Portfolio	Equity	(8,322,787)	-
Global Atlantic Moderate Growth Managed Risk Portfolio	Equity	(1,528,579)	-
Global Atlantic PIMCO Tactical Allocation Portfolio	Equity	543,688	52,477
	Interest Rate	184,798	(32,692)
Global Atlantic Select Advisor Managed Risk Portfolio	Equity	(832,716)	-
Global Atlantic Wellington Research Managed Risk Portfolio	Interest Rate	(5,418,422)	(2,835)

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns,

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six months ended June 30, 2021, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Credit	$25,858	$96,802
	Interest Rate	(318)	22,595
	Currency	8,837	82,848
	Equity	-	-
Global Atlantic PIMCO Tactical Allocation Portfolio	Interest Rate	(3,869)	561
	Credit	29,928	(11,644)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

For the six months ended June 30, 2021, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Interest Rate	$-	$(16,914)

Repurchase and Reverse Repurchase Agreements – Repurchase and reverse repurchase agreements involve the purchase or sale of securities held by the Portfolio with an agreement to resell or repurchase the securities at an agreed- upon price, date and interest payment. Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. The Portfolio could also lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of securities. Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in the Portfolio's net asset value.

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2021.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Citibank NA	$76,674	$(76,674)	$-	$-	$-	$173,324	$(76,674)	$96,650	$(96,650)	$-
Deutsche Bank	-	-	-	-	-	18,051	-	18,051	(18,051)	-
JP Morgan	18,539	(609)	17,930	-	17,930	609	(609)	-	-	-
JP Morgan Chase Bank	18,228	(18,228)	-	-	-	57,506	(18,228)	39,278	(39,278)	-
JP Morgan Securities LLC	51,242	(29,695)	21,547	-	21,547	29,695	(29,695)	-	-	-
Total	$164,683	$(125,206)	$39,477	$-	$39,477	$279,185	$(125,206)	$153,979	$(153,979)	$-

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Credit Suisse	$24,288	$(24,288)	$-	$-	$-	$146,467	$(24,288)	$122,179	$(122,179)	$-
Total	$24,288	$(24,288)	$-	$-	$-	$146,467	$(24,288)	$122,179	$(122,179)	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic PIMCO Tactical Allocation Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sach & Co.	$18,670	$(18,670)	$-	$-	$-	$44,695	$(18,670)	$26,025	$(26,025)	$-
Morgan Stanley	114,110	-	114,110	-	114,110	-	-	-	-	-
Total	$132,780	$(18,670)	$114,110	$-	$114,110	$44,695	$(18,670)	$26,025	$(26,025)	$-

Global Atlantic Wellington Research Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Credit Suisse	$-	$-	$-	$-	$-	$6,398	$-	$6,398	$(6,398)	$-
Total	$-	$-	$-	$-	$-	$6,398	$-	$6,398	$(6,398)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2021:

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$21,547	$-	$-	$21,547
Unrealized appreciation on Swaptions	-	18,716	-	-	18,716
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	18,228	18,228
Liabilities
Unrealized depreciation on Swap Contracts	-	(29,241)	(42,863)	(140,849)	(212,953)
Unrealized depreciation on Swaptions	-	(46,270)	-	-	(46,270)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(57,978)	(57,978)
Total	$-	$(35,248)	$(42,863)	$(180,599)	$(258,710)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(122,179)	$-	$-	$-	$(122,179)
Total	$(122,179)	$-	$-	$-	$(122,179)

Global Atlantic PIMCO Tatical Allocation Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$114,110	$18,670	$-	$-	$132,780
Unrealized appreciation on Swap Contracts	-	531	9,619	-	10,150
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	17,127	17,127
Unrealized appreciation on Written Option Contracts	-	3,011	475
Liabilities
Unrealized depreciation on Futures Contracts	-	(44,695)	-	-	(44,695)
Unrealized appreciation on Purchase Option Contracts	-	(99)	-	-	(99)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-389	(389)
Total	$114,110	$(22,582)	$10,094	$16,738	$114,874

Global Atlantic Wellington Research Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$-	$(6,398)	$-	$-	$(6,398)
Total	$-	$(6,398)	$-	$-	$(6,398)

The notional value of the derivative instruments outstanding as of June 30, 2021, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions, which may include short sales in some cases, by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases	Sales
Global Atlantic American Funds® Managed Risk Portfolio	$22,506,823	$25,519,680
Global Atlantic Balanced Managed Risk Portfolio	24,633,622	29,121,494
Global Atlantic BlackRock Selects Managed Risk Portfolio	132,096,102	144,074,484
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	82,095,770	100,105,531
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	36,407,800	35,880,773
Global Atlantic Growth Managed Risk Portfolio	88,553,791	120,790,223
Global Atlantic Moderate Growth Managed Risk Portfolio	39,242,869	47,520,278
Global Atlantic PIMCO Tactical Allocation Portfolio	41,325,639	44,279,868
Global Atlantic Select Advisor Managed Risk Portfolio	5,354,155	12,736,549
Global Atlantic Wellington Research Managed Risk Portfolio	313,714,275	371,768,472

4.  INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic American Funds® Managed Risk Portfolio	Wilshire Advisors, LLC* Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	BlackRock Investment Management, LLC** Milliman Financial Risk Management, LLC
Global Atlantic BlackRock Selects Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Franklin Advisers, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Growth Managed Risk Portfolio	BlackRock Investment Management, LLC** Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	BlackRock Investment Management, LLC** Milliman Financial Risk Management, LLC
Global Atlantic PIMCO Tactical Allocation Portfolio	Pacific Investment Management Company LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Wilshire Advisors, LLC* Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Wellington Management Company LLP Milliman Financial Risk Management, LLC

*  Formerly Wilshire Associates Incorporated

**  Changed from BlackRock Financial Management, Inc., effective May 1, 2021

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2021.

Portfolio	Advisory Fee*
Global Atlantic American Funds® Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Balanced Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Moderate Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic PIMCO Tactical Allocation Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Select Advisor Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Wellington Research Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2021, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Portfolio	Expense Limitation	Expiration Date
Global Atlantic American Funds® Managed Risk Portfolio	0.87%	May 1, 2022
Global Atlantic Balanced Managed Risk Portfolio	0.92%	May 1, 2022
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.94%	May 1, 2022
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio*	1.19%	May 1, 2022
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	1.17%	May 1, 2022
Global Atlantic Growth Managed Risk Portfolio	0.88%	May 1, 2022
Global Atlantic Moderate Growth Managed Risk Portfolio	0.92%	May 1, 2022
Global Atlantic PIMCO Tactical Allocation Portfolio	1.15%	May 1, 2022
Global Atlantic Select Advisor Managed Risk Portfolio	0.64%	May 1, 2022
Global Atlantic Wellington Research Managed Risk Portfolio	1.21%	May 1, 2022

*  Prior to May 1, 2021, the Expense Limitation was 1.16%

In addition, the Adviser has agreed to waive 0.40% of its fees for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio for as long as each Portfolio relies primarily on investments in underlying funds to achieve its principal investment strategy. These waivers are not subject to recoupment.

The Adviser or its affiliates may receive compensation from managers of underlying funds in which certain Portfolios invest. This compensation may create a conflict of interest for the Adviser in the selection of underlying funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of compensation received from managers of underlying funds. The minimum amount of this waiver, until at least April 30, 2022 for each Portfolio is based on estimated amounts expected to be received during the current fiscal year. The actual amount of each waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

For the six months ended June 30, 2021, the Adviser waived/recaptured fees as follows:

	Investment advisory fee waiver	Recaptured	Total
Global Atlantic American Funds® Managed Risk Portfolio	$466,964	$-	$466,964
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	50,594	-	50,594
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	7,475	-	7,475
Global Atlantic Growth Managed Risk Portfolio	43,570	-	43,570
Global Atlantic PIMCO Tactical Allocation Portfolio	21,616	-	21,616
Global Atlantic Select Advisor Managed Risk Portfolio	331,805	-	331,805
Global Atlantic Wellington Research Managed Risk Portfolio	-	2,780	2,780

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. During the six months ended June 30, 2021, the Adviser recaptured $2,780 from the Global Atlantic Wellington Research Managed Risk Portfolio for prior period expense waivers/reimbursements, and no other expense waivers/reimbursements were recaptured from the other Portfolios.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2024
Global Atlantic American Funds® Managed Risk Portfolio	$-	$-	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	-	-	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	99,190	35,171	-	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2024
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$105,768	$143,809	$156,982	$50,594
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	13,140	19,389	17,972	7,476
Global Atlantic Growth Managed Risk Portfolio	-	76,229	118,163	43,570
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-	-
Global Atlantic PIMCO Tactical Allocation Portfolio	15,100	26,831	59,640	21,617
Global Atlantic Select Advisor Managed Risk Portfolio	15,417	38,360	27,191	9,442
Global Atlantic Wellington Research Managed Risk Portfolio	-	10,480	31,810	-

The following amounts expired unrecouped as of the date listed below:

December 31, 2020
Global Atlantic American Funds® Managed Risk Portfolio	$-
Global Atlantic Balanced Managed Risk Portfolio	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	159,740
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	299,243
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	17,704
Global Atlantic Growth Managed Risk Portfolio	7,237
Global Atlantic Moderate Growth Managed Risk Portfolio	-
Global Atlantic PIMCO Tactical Allocation Portfolio	17,007
Global Atlantic Select Advisor Managed Risk Portfolio	45,736
Global Atlantic Wellington Research Managed Risk Portfolio	60,904

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six months ended June 30, 2021, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six months ended June 30, 2021, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic American Funds® Managed Risk Portfolio	$291,853
Global Atlantic Balanced Managed Risk Portfolio	103,427
Global Atlantic BlackRock Selects Managed Risk Portfolio	300,121
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	340,583
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	43,724
Global Atlantic Growth Managed Risk Portfolio	520,520
Global Atlantic Moderate Growth Managed Risk Portfolio	177,684
Global Atlantic PIMCO Tactical Allocation Portfolio	36,525
Global Atlantic Select Advisor Managed Risk Portfolio	135,303
Global Atlantic Wellington Research Managed Risk Portfolio	566,707

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

For the six months ended June 30, 2021, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic American Funds® Managed Risk Portfolio	$10,150
Global Atlantic Balanced Managed Risk Portfolio	3,622
Global Atlantic BlackRock Selects Managed Risk Portfolio	10,447
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	11,769
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	1,522
Global Atlantic Growth Managed Risk Portfolio	17,994
Global Atlantic Moderate Growth Managed Risk Portfolio	6,158
Global Atlantic PIMCO Tactical Allocation Portfolio	1,271
Global Atlantic Select Advisor Managed Risk Portfolio	4,709
Global Atlantic Wellington Research Managed Risk Portfolio	19,809

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2021, Forethought Life Insurance Company Separate Account A owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Forethought Life Insurance Company, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2020, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$194,449,864	$43,314,769	$(5,924,962)	$37,389,807
Global Atlantic Balanced Managed Risk Portfolio	67,793,928	15,561,981	(542,428)	15,019,553
Global Atlantic BlackRock Selects Managed Risk Portfolio	205,890,378	41,267,796	(5,140,890)	36,126,906
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	181,772,116	106,061,895	(3,954,896)	102,106,999
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	30,051,130	4,029,517	(34,183)	3,995,334
Global Atlantic Growth Managed Risk Portfolio	300,941,194	114,010,653	(1,992,287)	112,018,366
Global Atlantic Moderate Growth Managed Risk Portfolio	109,501,284	32,895,381	(1,117,709)	31,777,672
Global Atlantic PIMCO Tactical Allocation Portfolio	30,150,226	3,298,846	(263,387)	3,035,459
Global Atlantic Select Advisor Managed Risk Portfolio	88,238,989	21,021,616	(1,079,192)	19,942,424
Global Atlantic Wellington Research Managed Risk Portfolio	363,394,605	119,622,815	(5,677,540)	113,945,275

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2020 and 2019 were as follows:

For fiscal year ended 12/31/2020	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$3,161,617	$7,784,961	$-	$10,946,578
Global Atlantic Balanced Managed Risk Portfolio	2,932,502	-	-	2,932,502
Global Atlantic BlackRock Selects Managed Risk Portfolio	3,599,871	-	-	3,599,871
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	3,749,479	-	-	3,749,479
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	889,638	398,580	-	1,288,218
Global Atlantic Growth Managed Risk Portfolio	5,912,075	-	-	5,912,075
Global Atlantic Moderate Growth Managed Risk Portfolio	3,975,331	-	-	3,975,331
Global Atlantic PIMCO Tactical Allocation Portfolio	484,379	864,101	-	1,348,480
Global Atlantic Select Advisor Managed Risk Portfolio	1,879,214	3,291,782	-	5,170,996
Global Atlantic Wellington Research Managed Risk Portfolio	4,701,709	4,458,988	-	9,160,697
For fiscal year ended 12/31/2019	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$3,970,817	$8,616,304	$-	$12,587,121
Global Atlantic Balanced Managed Risk Portfolio	1,305,626	1,069,048	-	2,374,674
Global Atlantic BlackRock Selects Managed Risk Portfolio	1,190,659	-	-	1,190,659
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	3,469,959	-	-	3,469,959
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	299,239	-	-	299,239
Global Atlantic Growth Managed Risk Portfolio	5,900,880	-	-	5,900,880
Global Atlantic Moderate Growth Managed Risk Portfolio	2,016,802	-	-	2,016,802
Global Atlantic PIMCO Tactical Allocation Portfolio	266,882	-	-	266,882
Global Atlantic Select Advisor Managed Risk Portfolio	1,661,736	3,089,254	-	4,750,990
Global Atlantic Wellington Research Managed Risk Portfolio	4,985,508	17,762,222	-	22,747,730

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic American Funds® Managed Risk Portfolio	$2,587,256	$-	$-	$(1,985,436)	$37,389,807	$37,991,627
Global Atlantic Balanced Managed Risk Portfolio	2,006,216	1,344,522	-	-	15,019,553	18,370,291
Global Atlantic BlackRock Selects Managed Risk Portfolio	3,231,563	-	-	(15,343,336)	36,126,906	24,015,133
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	2,278,682	-	-	(16,965,213)	102,106,999	87,420,468
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	1,569,493	57,009	-	-	3,995,334	5,621,836
Global Atlantic Growth Managed Risk Portfolio	3,306,523	-	-	(17,267,902)	112,018,366	98,056,987
Global Atlantic Moderate Growth Managed Risk Portfolio	1,804,319	515,594	-	-	31,777,672	34,097,585
Global Atlantic PIMCO Tactical Allocation Portfolio	1,051,765	969,353	-	-	3,035,459	5,056,577
Global Atlantic Select Advisor Managed Risk Portfolio	1,302,849	3,538,901	-	-	19,942,424	24,784,174
Global Atlantic Wellington Research Managed Risk Portfolio	4,380,714	14,670,023	-	-	113,945,275	132,996,012

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on passive foreign investment companies and open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(1,755), $(8,431), and $(360) for Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio, respectively.

At December 31, 2020, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic American Funds® Managed Risk Portfolio	$(1,985,436)	$-	$(1,985,436)
Global Atlantic Balanced Managed Risk Portfolio	-	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	(2,090,087)	(13,253,249)	(15,343,336)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	(10,670,829)	(6,294,384)	(16,965,213)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	-	-	-
Global Atlantic Growth Managed Risk Portfolio	(3,847,663)	(13,420,239)	(17,267,902)
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-
Global Atlantic PIMCO Tactical Allocation Portfolio	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	-	-	-
Global Atlantic Wellington Research Managed Risk Portfolio	-	-	-

During the year ended December 31, 2020, the Funds did not utilize capital loss carryforwards.

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager or the rating agencies than such securities actually do.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. In addition, the SEC recently adopted Rule 18f-4 under the 1940 Act which will regulate the use of derivatives for certain investment companies (the "Derivatives Rule"). The Derivatives Rule will require, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative "value-at-risk" test and update reporting and disclosure procedures. Although the full impact of the Derivatives Rule on the Portfolios remains uncertain, these requirements may limit the ability of a Portfolio to use derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies, as well as increase a Portfolio's expenses. Compliance with Rule 18f-4 will be required by August 2022. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio's ability to achieve its investment result.

Exchange-Traded Funds Risk – The Portfolios may invest in passive ETFs. An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of the Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. Changes in the U.S. and governmental market support activities implemented since the financial crisis could negatively affect the markets generally and increase market volatility. This could reduce the value and liquidity of the securities in which the Portfolio invests and make identifying investment risks and opportunities especially difficult.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as "COVID-19") has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

10.  PAYMENTS BY AFFILIATES

During the period ended June 30, 2021, the Advisor agreed to reimburse Global Atlantic BlackRock Selects Managed Risks Portfolio $7,428 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Portfolio's average net assets. thus having no impact on the Portfolio's total return.

11.  OTHER RECENT DEVELOPMENTS

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. These risks may be heightened due to the June 2016 referendum in which the United Kingdom ("UK") voted to exit the EU (commonly known as "Brexit"). On January 31, 2020, the UK withdrew from the European EU. This commenced a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the EU's and the UK's relationship following the end of the transition period. Notwithstanding the TCA, there is likely to be considerable uncertainty as to the UK's post-transition framework. The full impact of Brexit on the UK and European economies and the broader global economy is not yet known. The impact could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Brexit may also have a negative impact on the economy and currency of the UK as a result of anticipated, or actual changes to the UK's economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio's investments economically tied to the UK or EU.

On March 5, 2021, the United Kingdom's Financial Conduct Authority ("FCA") and ICE Benchmark Authority formally announced that certain LIBORs will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub- Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

In addition, the current ongoing outbreak of COVID-19, a respiratory illness caused by a novel strain of coronavirus (known as COVID-19), has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

12.  OTHER MATTERS

On February 1, 2021, Global Atlantic Financial Group Limited (together with its subsidiaries, "Global Atlantic") was acquired by KKR & Co. Inc. (the "Transaction"). Under the 1940 Act, the Transaction resulted in the automatic termination of the existing: (i) investment advisory agreement between the Adviser and the Trust on behalf of each Portfolio; (ii) sub-advisory agreements between the Adviser, the sub-advisers and the Trust on behalf of each applicable Portfolio; and (iii) underwriting agreement between GAD and the Trust on behalf of the Portfolios (collectively, the "Existing Agreements").

At a meeting held on September 22, 2020, the Board, including all of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, unanimously voted to approve each of the following to become effective upon the closing of the Transaction: (i) a new investment advisory agreement between the Adviser and the Trust on behalf of each Portfolio ("New Advisory Agreement"); (ii) new sub-advisory agreements between the Adviser, the sub-advisers and the Trust on behalf of each applicable Portfolio; and (iii) a new underwriting agreement between GAD and the Trust on behalf of each Portfolio (collectively, the "New Agreements"). The New Advisory Agreement was also subject to shareholder approval. At a special meeting of shareholders held on November 23, 2020, the New Advisory Agreement was approved by the shareholders of each Portfolio. The New Agreements took effect on February 1, 2021.

13.  BOARD REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the "Commission") adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the "LRMP") that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund's portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Trust's Board of Trustees (the "Board"). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board previously approved the appointment of the FVIT Liquidity Risk Management Program Committee (the "Committee") as the Program Administrator of the LRMP for the Trust on November 12, 2018 and the Trust's LRMP on February 12, 2019.The Committee is comprised of the Trust's Chief Compliance Officer and other officers of the Trust and the Adviser. At the Board's regular meeting on May 4, 2021, the Trust's Chief Compliance Officer provided a report to the Board (the "Report")on the operation and effectiveness of the LRMP for the period April 1, 2020 through March 31, 2021 (the "Reporting Period"). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Portfolios' investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of portfolio investments, the Adviser utilizes a third party provider of liquidity monitoring services.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Portfolios' liquidity risks for the Reporting Period. The Report stated that during this period, each Portfolio operated as a Primarily Highly Liquid Fund. Because each Portfolio consisted primarily of highly liquid investments that exceeded the 50% SEC threshold for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Portfolios, and each Portfolio was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

14.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2021 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements, other than discussed below:

At a meeting held on May 4, 2021, the Board of the Trust approved an Agreement and Plan of Reorganization (the "Plan") that provides for the reorganization of each Acquired Portfolio identified below (each an "Acquired Portfolio") into the corresponding Acquiring Portfolio identified below (each an "Acquiring Portfolio") (each a "Reorganization" and collectively, the "Reorganizations"). Each Reorganization occurred after the close of business on August 20, 2021.

Acquired Portfolio	Corresponding Acquiring Portfolio
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Balanced Managed Risk Portfolio
Global Atlantic PIMCO Tactical Allocation Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio

Pursuant to the terms of the Plan, after the close of business on August 20, 2021, each Acquired Portfolio transferred all of its assets to the corresponding Acquiring Portfolio, in exchange for shares of the corresponding Acquiring Portfolio and the assumption of all of the liabilities of the Acquired Portfolio by the corresponding Acquiring Portfolio.

Effective August 20, 2021 and at least until August 20, 2022, the Adviser has contractually agreed to lower the expense limitation for Global Atlantic Wellington Research Managed Risk Portfolio from 1.21% to 1.19% of the daily average net assets attributable to each respective class of shares.

After the close of business on August 20, 2021, the consummation of each Reorganization was accomplished by a tax-free exchange of shares of each Acquiring Fund in the following amounts:

Acquired Portfolio Name/ Share Class Name	Acquired Portfolio Net Assets	Acquired Portfolio Shares Outstanding	Acquiring Portfolio Name/ Share Class Name	Acquiring Portfolio Net Assets	Acquiring Portfolio Shares Outstanding	Combined Net Assets	Combined Shares Outstanding
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio Class II	$35,866,849	3,190,084	Global Atlantic Balanced Managed Risk Portfolio Class II	$83,729,746	6,025,857	119,596,595	8,607,109
Global Atlantic PIMCO Tactical Allocation Portfolio Class II	29,594,401	2,632,666	Global Atlantic Wellington Research Managed Risk Portfolio Class II	461,923,590	27,929,332	491,517,991	29,718,698

Global Atlantic Portfolios

Expense Examples

June 30, 2021 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The "Actual" expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-21	Ending Account Value 6-30-21	Expenses Paid During Period*	Ending Account Value 6-30-21	Expenses Paid During Period*
Global Atlantic American Funds® Managed Risk Portfolio	II	0.85%	$1,000	$1,068.10	$4.36	$1,020.58	$4.26
Global Atlantic Balanced Managed Risk Portfolio	II	0.90%	$1,000	$1,054.20	$4.58	$1,020.33	$4.51
Global Atlantic BlackRock Selects Managed Risk Portfolio	II	0.90%	$1,000	$1,066.40	$4.61	$1,020.33	$4.51
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	II	1.17%	$1,000	$1,075.10	$6.02	$1,018.99	$5.86
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	II	1.17%	$1,000	$1,058.50	$5.97	$1,018.99	$5.86
Global Atlantic Growth Managed Risk Portfolio	II	0.88%	$1,000	$1,088.60	$4.56	$1,020.43	$4.41
Global Atlantic Moderate Growth Managed Risk Portfolio	II	0.90%	$1,000	$1,072.10	$4.62	$1,020.33	$4.51

Global Atlantic Portfolios

Expense Examples (Continued)

June 30, 2021 (Unaudited)

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-21	Ending Account Value 6-30-21	Expenses Paid During Period*	Ending Account Value 6-30-21	Expenses Paid During Period*
Global Atlantic PIMCO Tactical Allocation Portfolio	II	1.15%	$1,000	$1,045.90	$5.83	$1,019.09	$5.76
Global Atlantic Select Advisor Managed Risk Portfolio	II	0.64%	$1,000	$1,086.70	$3.31	$1,021.62	$3.21
Global Atlantic Wellington Research Managed Risk Portfolio	II	1.21%	$1,000	$1,068.90	$6.21	$1,018.79	$6.06

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365)

Global Atlantic Portfolios

Supplemental Information

June 30, 2021 (Unaudited)

Approval of Amendments to Sub-Advisory Agreements with each of Milliman Financial Risk Management LLC, Franklin Advisers, Inc. and Wellington Management Company LLP

At a meeting held on February 9, 2021, the Board of Trustees (the "Trustees" or the "Board") of Forethought Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), considered the approval of amendments to the sub-advisory agreements between: (i) Global Atlantic Investment Advisors, LLC (the "Adviser"), Milliman Financial Risk Management LLC ("Milliman") and the Trust to lower the sub-advisory fee schedules for each of Global Atlantic American Funds® Managed Risk Portfolio ("GA American"), Global Atlantic Balanced Managed Risk Portfolio ("GA Balanced"), Global Atlantic BlackRock Selects Managed Risk Portfolio ("GA BlackRock Selects"), Global Atlantic Franklin Dividend and Income Managed Risk Portfolio ("GA Franklin"), Global Atlantic Growth Managed Risk Portfolio ("GA Growth"), Global Atlantic Moderate Growth Managed Risk Portfolio ("GA Moderate Growth"), Global Atlantic Select Advisor Managed Risk Portfolio ("GA Select Advisor") and Global Atlantic Wellington Research Managed Risk Portfolio ("GA Wellington"), effective January 1, 2021 (the "Milliman Amendment"); (ii) the Adviser, Franklin Advisers, Inc. ("Franklin") and the Trust to lower the sub-advisory fee schedule only with respect to the equity sleeve managed by Franklin for GA Franklin, effective January 1, 2021 (the "Franklin Amendment"); and (iii) the Adviser, Wellington Management Company LLP ("Wellington") and the Trust to lower the sub-advisory fee schedule for GA Wellington, effective January 1, 2021 (the "Wellington Amendment" and, together with the Milliman Amendment and Franklin Amendment, the "Amendments").

The Trustees considered that they approved the sub-advisory agreements with each of Milliman, Franklin and Wellington at their September 22, 2020 meeting. The Trustees considered the detailed information provided by Milliman, Franklin and Wellington in the September 22, 2020 meeting materials. The Trustees also considered that the nature of the advisory services provided by Milliman, Franklin and Wellington are not expected to change as a result of the Amendments. Finally, the Trustees considered that the Amendments would result in lower sub-advisory fee schedules for the applicable Portfolios.

Having considered such information as the Trustees believed to be reasonably necessary to evaluate the terms of the Amendments, and as assisted by the advice of counsel, the Trustees unanimously concluded that approving the Amendments was in the best interests of the applicable Portfolios and their respective shareholders. The Trustees noted that, in considering the Amendments, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

Approval of Amended and Restated Sub-Advisory Agreements with BlackRock Investment Management, LLC on behalf of GA BlackRock Selects, GA Balanced, GA Growth and GA Moderate Growth

At a meeting held on February 9, 2021, the Board of Trustees (the "Trustees" or the "Board") of Forethought Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), considered the approval of an amended and restated sub-advisory agreement between the Adviser, BlackRock Investment Management, LLC ("BIM") and the Trust to add each of GA Balanced, GA Growth and GA Moderate Growth to the existing sub-advisory agreement between the Adviser, BIM and the Trust on behalf of GA BlackRock Selects (the "February Amended BIM Agreement"). The Board noted that the terms of the February Amended BIM Agreement were substantially similar to the terms of the existing sub-advisory agreement between the Adviser, BlackRock Financial Management, Inc. ("BFM" and together with BIM, "BlackRock"), and the Trust on behalf of each of GA Balanced, GA Growth and GA Moderate Growth, except that the February Amended BIM Agreement would replace BFM with BIM as BlackRock had requested to consolidate the sub-advisory services provided to the Trust into a single BlackRock entity for efficiency and administrative purposes.

In addition, at a meeting held on April 13, 2021, the Board, including a majority of the Independent Trustees, considered the approval of an amended and restated sub-advisory agreement between the Adviser, BIM and the Trust, on behalf of each of GA Balanced, GA Growth and GA Moderate Growth and GA BlackRock Selects (collectively, the "BlackRock Sub-Advised Portfolios") to: (i) reflect that BIM (and not the Adviser) would be responsible for executing trades and voting proxies on behalf of the BlackRock Sub-Advised Portfolios; and (ii) increase the sub-advisory fee schedule for each BlackRock Sub-Advised Portfolio, effective May 1, 2021 (the "April Amended BIM Agreement" and, together with the February Amended BIM Agreement, the "Amended BIM Agreements").

In approving the Amended BIM Agreements, the Trustees considered that they approved the sub-advisory agreement with BlackRock at their September 22, 2020 meeting. The Trustees considered the detailed information provided by BlackRock

Global Atlantic Portfolios

Supplemental Information (Continued)

June 30, 2021 (Unaudited)

in the September 22, 2020 meeting materials, and, with respect to the April Amended BIM Agreement, additional information provided by BlackRock in advance of the April, 13, 2021 meeting.

In approving the February Amended BIM Agreement, the Trustees noted that BIM and BFM are wholly owned subsidiaries of the same parent company and operate under the same code of ethics and compliance policies and procedures. The Trustees further noted that no changes to the portfolio management team were expected.

In approving the April Amended BlackRock Agreement, the Trustees considered that the investment objectives and strategies of the BlackRock Sub-Advised Portfolios would not change as a result of the April Amended BIM Agreement. The Trustees further considered that the Adviser would continue to manage the daily cash process between BIM and each Portfolio's the other sub-advisers. The Trustees reviewed the proposed increase in each BlackRock Sub-Advised Portfolio's sub-advisory fee schedule and concluded that it was appropriate in light of the additional trade execution and proxy voting services BIM would provide. The Trustees also noted that because BIM is compensated by the Adviser (and not the BlackRock Sub-Advised Portfolios), the increase was expected to result in a corresponding decrease in the Adviser's profitability and was not expected to have any impact on the total expenses of the BlackRock Sub-Advised Portfolios.

In each case, having considered such information as the Trustees believed to be reasonably necessary to evaluate the terms of the applicable Amended BIM Agreement, and as assisted by the advice of counsel, the Trustees unanimously concluded that approving the Amended BIM Agreement was in the best interests of the applicable Portfolios and their respective shareholders. The Trustees noted that, in considering each Amended BIM Agreement, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

Approval of Amended and Restated Sub-Advisory Agreement with Wilshire Advisors LLC on behalf of GA American and GA Select Advisor

At a meeting held on April 13, 2021, the Board, including a majority of the Independent Trustees, considered the approval of an amended and restated sub-advisory agreement between the Adviser, Wilshire Advisors LLC ("Wilshire") and the Trust, on behalf of each of GA American and GA Select Advisor (together, the "Wilshire Sub-Advised Portfolios") to: (i) reflect that Wilshire (and not the Adviser) would be responsible for executing trades on behalf of the Wilshire Sub-Advised Portfolios; and (ii) increase the sub-advisory fee schedule for each Wilshire Sub-Advised Portfolio, effective May 1, 2021, in light of the additional services Wilshire would provide under the amended and restated agreement (the "Amended Wilshire Agreement").

The Trustees considered that they approved the sub-advisory agreement with Wilshire Associates Incorporated on behalf of the Wilshire Sub-Advised Portfolios at their September 22, 2020 meeting and approved a new sub-advisory agreement with Wilshire at their November 10, 2020 meeting due to a strategic partnership between Wilshire Associates Incorporated and two private equity firms that was expected to result in a change of control of Wilshire Associates Incorporated. The Trustees considered the detailed information provided by Wilshire in the September 22, 2020 and November 10, 2020 meeting materials, as well as the additional information provided by Wilshire in advance of the April, 13, 2021 meeting. The Trustees considered that the investment objectives and strategies of the Wilshire Sub-Advised Portfolios would not change as a result of the Amended Wilshire Agreement. In addition, the Trustees considered that although Wilshire would be responsible for executing trades on behalf of the Wilshire Sub-Advised Portfolios, the Adviser would continue to manage the daily cash process between Wilshire and the other sub-advisers of the Wilshire Sub-Advised Portfolios.

The Trustees reviewed the proposed increase in each Wilshire Sub-Advised Portfolio's sub-advisory fee schedule and concluded that it was appropriate in light of the additional trade execution services Wilshire would provide. The Trustees also noted that because Wilshire is compensated by the Adviser (and not the Wilshire Sub-Advised Portfolios), the increase was expected to result in a corresponding decrease in the Adviser's profitability and was not expected to have any impact on the total expenses of the Wilshire Sub-Advised Portfolios.

Having considered such information as the Trustees believed to be reasonably necessary to evaluate the terms of the Amended Wilshire Agreement, and as assisted by the advice of counsel, the Trustees unanimously concluded that approving the Amended Wilshire Agreement was in the best interests of the Wilshire Sub-Advised Portfolios and their shareholders. The Trustees noted that, in considering the Amended Wilshire Agreement, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

◼ Social Security number and wire transfer instructions
◼ account transactions and transaction history
◼ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you.	No	We don't share

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

◼ open an account or deposit money
◼ direct us to buy securities or direct us to sell your securities
◼ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

◼ sharing for affiliates' everyday business purposes – information about your creditworthiness.
◼ affiliates from using your information to market to you.
◼ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◼ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼ Forethought Variable Insurance Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios' Form N-PORTs are available on the SEC's website at http://www.sec.gov. Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

Wilshire Advisors, LLC
1299 Ocean Avenue, Suite 700
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Pacific Investment Management Company LLC
650 Newport Center Drive
Newport Beach, CA 92660

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1; and
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees since the date of the registrant’s prior report on Form N-CSR or, as applicable, in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)).

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forethought Variable Insurance Trust

By

/s/ Trent M. Statczar
Trent M. Statczar
Treasurer
Date: 8/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Eric D. Todd
Eric D. Todd
President
Date: 8/30/2021

By

/s/ Trent M. Statczar
Trent M. Statczar
Treasurer
Date: 8/30/2021